           As filed with the Securities and Exchange Commission on
                              December 17, 1997

                                              1933 Act Registration No. 33-66240
                                              1940 Act Registration No. 811-7892

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     _____
  Pre-Effective Amendment No. _____                         _____
  Post-Effective Amendment No.  8                             X
                              -----                         -----
                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                              _____
  Amendment No.   9                                           X
                -----                                       -----

                       (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS CO.
             -----------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
        ---------------------------------------------------------------
           (Address of Principal Executive Offices)      (Zip Code)

      Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                         ------------------


                               Charles T. Bauer
            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
        ---------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:
         Lisa A. Moss, Esquire            Martha J. Hays, Esquire
          A I M Advisors, Inc.           Ballard Spahr Andrews & Ingersoll
     11 Greenway Plaza, Suite 100          1735 Market Street, 51st Floor
      Houston, Texas  77046-1173      Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

 X     immediately upon filing pursuant to paragraph (b)
----
____   on (date) pursuant to paragraph (b)

____   60 days after filing pursuant to paragraph (a)(1)

____   on (date) pursuant to paragraph (a)(1)

____   75 days after filing pursuant to paragraph (a)(2)

____   on (date) pursuant to paragraph (a)(2) of rule 485


                           (continued on next page)

If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Common Stock

                          SHORT-TERM INVESTMENTS CO.

                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)


          Note: The Registrant currently offers two portfolios of investments, the Prime Portfolio and the Liquid Assets Portfolio. The Prime Portfolio is comprised of five classes of shares -- the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class and the Resource Class. Each class of shares of the Prime Portfolio is offered to customers of certain institutions pursuant to separate Prospectuses and a combined Statement of Additional Information. The Liquid Assets Portfolio is comprised of four classes of shares - the Cash Management Class, the Institutional Class, the MSTC Cash Reserves Class and the Private Investment Class. Each class of shares of the Liquid Assets Portfolio is offered to customers of certain institutions pursuant to separate Prospectuses and each class of shares of the Liquid Assets Portfolio, except the MSTC Cash Reserves Class, which is offered pursuant to a separate Statement of Additional Information, is offered pursuant to a combined Statement of Additional Information.


I.   PRIME PORTFOLIO - CASH MANAGEMENT CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------
1.   Cover Page.........................................       Cover Page

2.   Synopsis...........................................       Summary; Table of Fees and Expenses

3.   Condensed Financial Information....................       Financial Highlights

4.   General Description of Registrant..................       Cover Page; General Information; Investment Program

5.   Management of the Fund.............................       Management of the Fund; General Information

5A.  Management's Discussion of Fund Performance........       Not Applicable

6.   Capital Stock and Other Securities.................       General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered...............       Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase...........................       Redemption of Shares

9.   Pending Legal Proceedings..........................       Not Applicable


II.  PRIME PORTFOLIO - INSTITUTIONAL CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------
1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

III. PRIME PORTFOLIO - PERSONAL INVESTMENT CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------
1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment
                                                               Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable


6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

IV.  PRIME PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------

1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

V.   PRIME PORTFOLIO - RESOURCE CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------

1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

PRIME PORTFOLIO - CASH MANAGEMENT CLASS, INSTITUTIONAL CLASS, PERSONAL
INVESTMENT CLASS, PRIVATE INVESTMENT CLASS AND RESOURCE CLASS

Part B - Statement of Additional Information

Item No.                                                       Statement of Additional Information Location
--------                                                       --------------------------------------------

10.  Cover Page...............................                 Cover Page

11.  Table of Contents........................                 Table of Contents

12.  General Information and History..........                 General Information About the Fund

13.  Investment Objectives and Policies.......                 Investment Program and Restrictions

14.  Management of the Fund...................                 General Information About the Fund - Directors and Officers

15.  Control Persons and Principal Holders of
     Securities                                                General Information About the Fund - Principal
                                                               Holders of Securities

16.  Investment Advisory and Other Services...                 General Information About the Fund -  Investment Advisor

17.  Brokerage Allocation.....................                 Portfolio Transactions

18.  Capital Stock and Other Securities.......                 General Information About the Fund

19.  Purchase, Redemption and Pricing of

     Securities Being Offered.................                 Purchases and Redemptions

20.  Tax Status...............................                 Tax Matters; See Part A - Taxes

21.  Underwriters.............................                 Purchases and Redemptions; Distribution Agreement

22.  Calculation of Performance Data..........                 Performance Information

23.  Financial Statements.....................                 Financial Statements

VI.  LIQUID ASSETS PORTFOLIO - CASH MANAGEMENT CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------

1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

VII. LIQUID ASSETS PORTFOLIO - INSTITUTIONAL CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------

1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

VIII.  LIQUID ASSETS PORTFOLIO - PRIVATE INVESTMENT CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------

1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Financial Highlights

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

LIQUID ASSETS PORTFOLIO - CASH MANAGEMENT CLASS, INSTITUTIONAL CLASS AND
PRIVATE INVESTMENT CLASS

Part B - Statement of Additional Information

Item No.                                                       Statement of Additional Information Location
--------                                                       --------------------------------------------

10.  Cover Page...............................                 Cover Page

11.  Table of Contents........................                 Table of Contents

12.  General Information and History..........                 General Information About the Fund

13.  Investment Objectives and Policies.......                 Investment Program and Restrictions

14.  Management of the Fund...................                 General Information About the Fund - Directors and Officers

15.  Control Persons and Principal Holders of
     Securities..............................                  General Information About the Fund -
                                                               Principal Holders of Securities

16.  Investment Advisory and Other Services...                 General Information About the Fund - Investment Advisor

17.  Brokerage Allocation.....................                 Portfolio Transactions

18.  Capital Stock and Other Securities.......                 General Information About the Fund

19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................                 Purchases and Redemptions

20.  Tax Status...............................                 Tax Matters

21.  Underwriters.............................                 Purchases and Redemptions; Distribution Agreement

22.  Calculation of Performance Data..........                 Performance Information

23.  Financial Statements.....................                 Financial Statements

IX.  LIQUID ASSETS PORTFOLIO - MSTC CASH RESERVES CLASS

Part A - Prospectus

Item No.                                                       Prospectus Location
--------                                                       -------------------
1.   Cover Page...............................                 Cover Page

2.   Synopsis.................................                 Summary; Table of Fees and Expenses

3.   Condensed Financial Information..........                 Not Applicable

4.   General Description of Registrant........                 Cover Page; General Information; Investment Program

5.   Management of the Fund...................                 Management of the Fund; General Information

5A.  Management's Discussion of Fund
     Performance..............................                 Not Applicable

6.   Capital Stock and Other Securities.......                 General Information; Dividends; Taxes

7.   Purchase of Securities Being Offered.....                 Purchase of Shares; Net Asset Value

8.   Redemption or Repurchase.................                 Redemption of Shares

9.   Pending Legal Proceedings................                 Not Applicable

Part B - Statement of Additional Information

Item No.                                                       Statement of Additional Information Location
--------                                                       --------------------------------------------

10.  Cover Page...............................                 Cover Page

11.  Table of Contents........................                 Table of Contents

12.  General Information and History..........                 General Information About the Fund

13.  Investment Objectives and Policies.......                 Investment Program and Restrictions

14.  Management of the Fund...................                 General Information About the Fund -
                                                               Directors and Officers, - Remuneration of
                                                               Directors, - AIM Funds Retirement Plan for
                                                               Eligible Directors/Trustees, - Deferred
                                                               Compensation Agreements

15.  Control Persons and Principal Holders of
     Securities...............................                 General Information About the Fund -
                                                               Principal Holders of Securities

16.  Investment Advisory and Other Services...                 General Information About the Fund -
                                                               Investment Advisor, - Administrator, -
                                                               Expenses, - Transfer Agent and Custodian

17.  Brokerage Allocation.....................                 Portfolio Transactions

18.  Capital Stock and Other Securities.......                 General Information About the Fund - The
                                                               Fund and Its Shares

19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................                 Purchases and Redemptions

20.  Tax Status...............................                 Tax Matters

21.  Underwriters.............................                 Purchases and Redemptions - The
                                                               Distribution Agreement

22.  Calculation of Performance Data..........                 Purchases and Redemptions - Performance
                                                               Information

23.  Financial Statements.....................                 Financial Statements

X. All Classes of Registrant

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.


SHORT-TERM
INVESTMENTS CO.
                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------

PRIME                        The Prime Portfolio (the "Portfolio") is a money market fund whose investment
PORTFOLIO                  objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio
CASH                       seeks to achieve its objective by investing in high grade money market
MANAGEMENT                 instruments, such as U.S. Government obligations, bank obligations, commercial
CLASS                      instruments and repurchase agreements. The instruments purchased by the
                           Portfolio will have maturities of sixty days or less.
DECEMBER 17, 1997
                             The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end, diversified, series management investment company. This
                           Prospectus relates solely to the Cash Management Class of the Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, money-market fund.


                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                           IS A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE CASH MANAGEMENT CLASS OF THE
                           PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                           ADDITIONAL INFORMATION, DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                           INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL
                           INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7745.
                           THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT
                           OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER
                           INFORMATION REGARDING THE FUND.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
[LOGO APPEARS HERE]        SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
Fund Management Company    LOSS OF PRINCIPAL.

11 Greenway Plaza

Suite 100
Houston, TX 77046-1173
(800) 877-7745

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Cash Management Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Institutional Class, the Private Investment Class, the Personal Investment Class and the Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "-- Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information -- Transfer Agent and Custodian."




DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay up to 0.10% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and, aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- CASH MANAGEMENT CLASS*
  Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................ None
  Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)....................................................... None
  Deferred Sales Load (as a percentage of original purchase price or re-
   demption proceeds, as applicable)..................................... None
  Redemption Fees (as a percentage of amount redeemed,if applicable)..... None
  Exchange Fee........................................................... None
ANNUAL PORTFOLIO OPERATING EXPENSES -- CASH MANAGEMENT CLASS (AS A PER-
 CENTAGE OF AVERAGE NET ASSETS)
  Management Fees........................................................ 0.06%
  12b-1 Fees (after fee waivers)**....................................... 0.08%
  Other Expenses......................................................... 0.03%
                                                                          ----
  Total Operating Expenses --Cash Management Class**..................... 0.17%
                                                                          ====

------

* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.
** Had there been no fee waivers, 12b-1 Fees and Total Operating Expenses would have been 0.10% and 0.19%, respectively.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

      1 year..................................  $ 2
      3 years.................................  $ 5
      5 years.................................  $10
     10 years.................................  $22

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1997. To the extent any service providers assume expenses of the Class, such assumption will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Cash Management Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


  Shown below are the per share data, ratios and supplemental data (collectively "data") for the three-year period ended August 31, 1997 and for the period June 30, 1994 (date operations commenced) through August 31, 1994. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                   JUNE 30, 1994
                                                                   (COMMENCEMENT
                                                                        OF
                                                                    OPERATIONS)
                                                                   TO AUGUST 31,
                                    1997         1996      1995        1994
                                  --------     --------  --------  -------------
Net asset value, beginning of
 period.........................  $   1.00     $   1.00  $   1.00      $1.00
Income from investment
 operations:
  Net investment income.........      0.05         0.05      0.06       0.01
                                  --------     --------  --------      -----
Less distributions:
  Dividends from net investment
   income.......................     (0.05)       (0.05)    (0.06)     (0.01)
                                  --------     --------  --------      -----
Net asset value, end of period..  $   1.00        $1.00     $1.00      $1.00
                                  ========     ========  ========      =====
Total return....................      5.45%        5.55%     5.71%      4.34%(a)
                                  ========     ========  ========      =====
Ratios/Supplemental Data:
Net assets, end of period (000s
 omitted).......................  $767,304     $507,247  $194,479       $372
                                  ========     ========  ========      =====
Ratio of expenses to average net
 assets(b)......................      0.17%(c)     0.17%     0.17%      0.14%(a)
                                  ========     ========  ========      =====
Ratio of net investment income
 to average net assets(d).......      5.33%(c)     5.38%     5.69%      4.26%(a)
                                  ========     ========  ========      =====

------
(a) Annualized

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.32%, and 0.67% (annualized) for the periods 1997-1994, respectively.

(c) Ratios are based on average net assets of $526,970,789.



(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.31%, 5.36%, 5.54%, and 3.73% (annualized) for the periods 1997-1994, respectively.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $1,000,000. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information, see the Statement of Additional Information.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

  Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES.The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.





  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Cash Management Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent, at P.O. Box 4333, Houston, Texas 77210-4333. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Cash Management Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  Shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent, at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by an investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.48% and 5.63%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees pursuant to the Advisory Agreement from the Fund with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.17% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM, pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 19, 1993. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the shareholders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio is that of the Predecessor Portfolio. Shares of common stock of the Fund are divided into nine classes. Five classes, including the Class, represent interests in the Portfolio, and four classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997 The Bank of New York was the owner of record of 40.75% of the outstanding shares of the Class. As long as The Bank of New York owns over 25% of such shares, it may be presumed to be in "control" of the Cash Management Class of the Prime Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM INVESTMENTS CO.                               PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                            December 17, 1997
(800) 877-7745
                                                         SHORT-TERM
INVESTMENT ADVISOR                                    INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                           ------------
Houston, Texas 77046-1173
(713) 626-1919                                        PRIME PORTFOLIO

DISTRIBUTOR                                            ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                       CASH MANAGEMENT CLASS
Houston, Texas 77046-1173
(800) 877-7745                                       TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                               PAGE
Houston, Texas 77002                                                        ----
CUSTODIAN                                SUMMARY...........................   2
THE BANK OF NEW YORK
90 Washington Street                     TABLE OF FEES AND EXPENSES........   4
11th Floor
New York, New York 10286                 FINANCIAL HIGHLIGHTS..............   5

TRANSFER AGENT                           SUITABILITY FOR INVESTORS.........   5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 100             INVESTMENT PROGRAM................   6
Houston, Texas 77046-1173
                                         PURCHASE OF SHARES................   9

                                         REDEMPTION OF SHARES..............  11

  NO PERSON HAS BEEN AUTHORIZED TO GIVE  DIVIDENDS.........................  11
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS    TAXES.............................  12
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND    NET ASSET VALUE...................  13
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED       YIELD INFORMATION.................  13
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS            REPORTS TO SHAREHOLDERS...........  13
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY         MANAGEMENT OF THE FUND............  14
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                        GENERAL INFORMATION...............  16

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------


SHORT-TERM
INVESTMENTS CO.
                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------

PRIME                        The Prime Portfolio (the "Portfolio") is a money market fund whose investment
PORTFOLIO                  objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio
INSTITUTIONAL              seeks to achieve its objective by investing in high grade money market
CLASS                      instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the
DECEMBER 17, 1997          Portfolio will have maturities of sixty days or less.

                             The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end diversified series management investment company. This
                           Prospectus relates solely to the Institutional Class of the Portfolio, a class of shares designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest in a diversified money market fund.


                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                           IS A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE INSTITUTIONAL CLASS OF THE
                           PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                           ADDITIONAL INFORMATION, DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                           INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS
                           ATTACHED HERETO. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT
                           CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY
                           REFERENCE, AND OTHER INFORMATION REGARDING THE FUND.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
[LOGO APPEARS HERE]        SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
Fund Management Company    LOSS OF PRINCIPAL.


11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
(800) 659-1005

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Institutional Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Cash Management Class, the Private Investment Class, the Personal Investment Class and the Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity can invest short-term cash reserves in a diversified, open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Fund uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund -- Investment Advisor" and "-- Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. FMC does not receive any fee for distribution services from the Fund with respect to the shares of the Class. See "Management of the Fund--Distributor."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- INSTITUTIONAL CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None
ANNUAL PORTFOLIO OPERATING EXPENSES -- INSTITUTIONAL CLASS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees......................................................... 0.06%
 12b-1 Fees.............................................................. None
 Other Expenses.......................................................... 0.03%
                                                                          ----
 Total Operating Expenses -- Institutional Class......................... 0.09%
                                                                          ====

------
* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.


      1 year...........................................................  $1
      3 years..........................................................  $3
      5 years..........................................................  $5
      10 years......................................................... $12

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The fees and expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1997. To the extent any service providers assume expenses of the Class, such assumption will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Institutional Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the ten-year period ended August 31, 1997. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                        1997           1996        1995        1994        1993        1992        1991        1990
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of
 period..........    $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
Income from
 investment
 operations:
 Net investment
  income.........          0.05           0.05        0.06        0.04        0.03        0.04        0.07        0.08
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Less
 distributions:
 Dividends from
 net investment
 income..........         (0.05)         (0.05)      (0.06)      (0.04)      (0.03)      (0.04)      (0.07)      (0.08)
                     ----------     ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of period ..    $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Total return.....          5.54%          5.64%       5.80%       3.64%       3.20%       4.44%       7.11%       8.72%
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
data:
Net assets, end
of period (000s
omitted).........    $5,593,043     $5,264,601  $3,752,693  $4,080,753  $4,349,945  $3,993,340  $6,108,991  $6,475,123
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of expenses
 to average net
 assets..........          0.09%(a)       0.09%       0.09%       0.08%       0.07%       0.08%       0.07%       0.07%
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
Ratio of net
 investment
 income to
 average net
 assets..........          5.40%(a)       5.48%       5.64%       3.58%       3.15%       4.43%       6.89%       8.39%
                     ==========     ==========  ==========  ==========  ==========  ==========  ==========  ==========
                        1989        1988
                     ----------- -----------
Net asset value,
 beginning of
 period..........    $     1.00  $     1.00
Income from
 investment
 operations:
 Net investment
  income.........          0.09        0.07
                     ----------- -----------
Less
 distributions:
 Dividends from
 net investment
 income..........         (0.09)      (0.07)
                     ----------- -----------
Net asset value,
 end of period ..    $     1.00  $     1.00
                     =========== ===========
Total return.....          9.42%       7.34%
                     =========== ===========
Ratios/supplemental
data:
Net assets, end
of period (000s
omitted).........    $7,003,546  $5,841,901
                     =========== ===========
Ratio of expenses
 to average net
 assets..........          0.08%       0.09%
                     =========== ===========
Ratio of net
 investment
 income to
 average net
 assets..........          9.07%       7.11%
                     =========== ===========

------

(a) Ratios are based on average net assets of $6,200,589,926.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, as a convenient and economical vehicle in which to invest short-term cash reserves in an open-end diversified money market fund. The minimum initial investment is $1,000,000. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and cost for printing reports and proxy statements; sales of the shares of the Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information, see the Statement of Additional Information.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreement obligations or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreement obligations and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the credit worthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio. The investment policies described above under the heading "Investment Policies" may be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.





  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may all be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Institutional Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.


  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order must specify that it is for the purchase of "Shares of the Institutional Class of the Prime Portfolio," otherwise any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Portfolio may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to the Transfer Agent, at P.O. Box 4333, Houston, Texas 77210-4333. Account Applications may be obtained from the Transfer Agent. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per-share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the institution to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.56% and 5.71%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.09% of the Class's average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. FMC does not receive any fee for distribution services from the Fund with respect to the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are divided into nine classes. Five classes, including the Class, represent interests in the Portfolio, and four classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest. The Fund will not normally hold annual shareholders' meetings.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   ---------------------------------------
--------------------------------------   ---------------------------------------

SHORT-TERM INVESTMENTS CO.                             PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                          December 17, 1997
(800) 659-1005
                                                       SHORT-TERM
INVESTMENT ADVISOR                                  INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                         ------------
Houston, Texas 77046-1173
(713) 626-1919                                      PRIME PORTFOLIO

DISTRIBUTOR                                          ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                       INSTITUTIONAL CLASS
Houston, Texas 77046-1173
(800) 659-1005                                      TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                              PAGE
Houston, Texas 77002                                                       ----
CUSTODIAN                                Summary..........................   2
THE BANK OF NEW YORK
90 Washington Street                     Table of Fees and Expenses.......   4
11th Floor
New York, New York 10286                 Financial Highlights.............   5

TRANSFER AGENT                           Suitability For Investors........   5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 100             Investment Program...............   5
Houston, Texas 77046-1173
                                         Purchase of Shares...............   9

                                         Redemption of Shares.............  10

  NO PERSON HAS BEEN AUTHORIZED TO GIVE  Dividends........................  11
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS    Taxes............................  11
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND    Net Asset Value..................  12
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED       Yield Information................  12
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS            Reports to Shareholders..........  13
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY         Management of the Fund...........  13
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                        General Information..............  14

--------------------------------------   ---------------------------------------
--------------------------------------   ---------------------------------------



SHORT-TERM
INVESTMENTS CO.
                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------
PRIME                        The Prime Portfolio (the "Portfolio") is a money market fund whose investment
PORTFOLIO                  objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio
PERSONAL                   seeks to achieve its objective by investing in high grade money market
INVESTMENT                 instruments such as U.S. Government obligations, bank obligations, commercial
CLASS                      instruments and repurchase agreements. The instruments purchased by the
                           Portfolio will have maturities of sixty days or less.
DECEMBER 17, 1997
                             The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end, diversified, series, management investment company. This
                           Prospectus relates solely to the Personal Investment Class of the Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.

                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                           IS A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PERSONAL INVESTMENT CLASS OF THE
                           PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                           ADDITIONAL INFORMATION, DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                           INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL
                           INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-4744.
                           THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT
                           OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER
                           INFORMATION REGARDING THE FUND.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
[LOGO APPEARS HERE]        SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
Fund Managment Company     LOSS OF PRINCIPAL.

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
(800) 877-4744


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Personal Investment Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Institutional Class, the Private Investment Class, the Cash Management Class and the Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund-- Investment Advisor" and "Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."



DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay to FMC as well as certain broker-dealers or other financial institutions up to 0.75% of the average daily net assets of the Portfolio attributable to the shares of the Class. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers, banks or other financial institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- PERSONAL INVESTMENT CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..............................................................  None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..................................................  None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................  None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..  None
 Exchange Fee.........................................................  None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PERSONAL INVESTMENT CLASS (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees......................................................  0.06%
 12b-1 Fees (after fee waivers)**.....................................  0.50%***
 Other Expenses.......................................................  0.03%
                                                                        ----
 Total Operating Expenses -- Personal Investment Class**..............  0.59%
                                                                        ====

-------
 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

** Had there been no fee waivers, 12b-1 Fees and Total Operating Expenses would have been 0.75% and 0.84% respectively.
*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

       1 year............................................................. $ 6
       3 years............................................................ $19
       5 years............................................................ $33
       10 years........................................................... $74

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1997. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Personal Investment Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the six-year period ended August 31, 1997 and the period August 8, 1991 (date operations commenced) through August 31, 1991. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                          1997         1996     1995     1994   1993   1992    1991
                         -------     --------  -------  ------  -----  -----  -------
Net asset value,
 beginning of period.... $  1.00     $   1.00  $  1.00  $ 1.00  $1.00  $1.00  $  1.00
                         -------     --------  -------  ------  -----  -----  -------
Income from investment
 operations:
 Net investment income..    0.05         0.05     0.05    0.03   0.03   0.04    0.002
                         -------     --------  -------  ------  -----  -----  -------
Less distributions:
 Dividends from net
  investment income.....   (0.05)       (0.05)   (0.05)  (0.03) (0.03) (0.04)  (0.002)
                         -------     --------  -------  ------  -----  -----  -------
Net asset value, end of
 period................. $  1.00     $   1.00  $  1.00  $ 1.00  $1.00  $1.00  $  1.00
                         =======     ========  =======  ======  =====  =====  =======
Total return............    5.01%        5.11%    5.27%   3.12%  2.74%  3.94%    5.02%(d)
                         =======     ========  =======  ======  =====  =====  =======
Ratios/supplemental
 data:
 Net assets, end of
  period (000s omitted). $97,215     $112,645  $99,630  $3,065  $ 904  $ 727  $   270
                         =======     ========  =======  ======  =====  =====  =======
 Ratio of expenses to
  average net assets(a).    0.59%(b)     0.59%    0.59%   0.58%  0.52%  0.54%    0.80%(d)
                         =======     ========  =======  ======  =====  =====  =======
 Ratio of net investment
  income to average net
  assets(c).............    4.89%(b)     4.99%    5.23%   3.34%  2.71%  3.75%    5.03%(d)
                         =======     ========  =======  ======  =====  =====  =======

-------

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.84%, 0.89%, 0.86%, 2.39%, 2.33%, 7.21% and 15.40% for the periods 1997-
    1991, respectively.

(b) Ratios are based on average net assets of $96,102,068.

(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.64%, 4.69%, 4.96%, 1.53%, 0.90%, (2.93%) and (9.57%)
    for the periods 1997-1991, respectively.

(d) Annualized.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations. The minimum initial investment is $1,000.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by A I M Advisors, Inc. ("AIM") (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information, see the Statement of Additional Information.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposits, over 5% of the Portfolio's total assets would be invested in the time and savings deposits.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreement obligations or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreement obligations and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investments in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investors in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time; and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.





  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Personal Investment Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements to customers showing a client's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $1,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Personal Investment Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon such Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.


  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31 and intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each Portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses and dividends payable) by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-4744. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY OTHER INSTITUTION. These factors should be carefully considered by the investor before investing in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.06% and 5.18%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.59% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. Under the Administrative Services Agreement, the Portfolio reimburses AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.75% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 19, 1993. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are divided into nine classes. Five classes, including the Class, represent interests in the Portfolio and four classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemptions which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997, The Bank of New York and Cullen/Frost Discount Brokers were the owners of record of 70.46% and 26.15%, respectively, of the outstanding shares of the Class. As long as each of The Bank of New York and Cullen/Frost Discount Brokers owns over 25% of such shares, it may be presumed to be in "control" of the Personal Investment Class of the Prime Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM INVESTMENTS CO.                              PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                           December 17, 1997
(800) 877-4744
                                                        SHORT-TERM
INVESTMENT ADVISOR                                   INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                          ------------
Houston, Texas 77046-1173
(713) 626-1919                                       PRIME PORTFOLIO

DISTRIBUTOR                                           ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                    PERSONAL INVESTMENT CLASS
Houston, Texas 77046-1173
(800) 877-4744                                      TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                             PAGE
Houston, Texas 77002                                                      ----
CUSTODIAN                                SUMMARY.........................   2
THE BANK OF NEW YORK
90 Washington Street, 11th Floor         TABLE OF FEES AND EXPENSES......   4
New York, New York 10286
                                         FINANCIAL HIGHLIGHTS............   5
TRANSFER AGENT
A I M INSTITUTIONAL FUND SERVICES, INC.  SUITABILITY FOR INVESTORS.......   5
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                INVESTMENT PROGRAM..............   5

                                         PURCHASE OF SHARES..............   9

                                         REDEMPTION OF SHARES............  11

                                         DIVIDENDS.......................  11
  NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY           TAXES...........................  12
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE        NET ASSET VALUE.................  13
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR    YIELD INFORMATION...............  13
REPRESENTATIONS MUST NOT BE RELIED UPON
AS HAVING BEEN AUTHORIZED BY THE         REPORTS TO SHAREHOLDERS.........  13
FUND OR THE DISTRIBUTOR. THIS PROSPECTUS
DOES NOT CONSTITUTE AN OFFER IN ANY      MANAGEMENT OF THE FUND..........  14
JURISDICTION TO ANY PERSON TO WHOM SUCH
OFFERING MAY NOT LAWFULLY BE MADE.       GENERAL INFORMATION.............  16

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------


SHORT-TERM
INVESTMENTS CO.          Prospectus
-------------------------------------------------------------------

PRIME
PORTFOLIO                  The Prime Portfolio (the "Portfolio") is a money market fund whose investment objective is the maximization of current income to the extent consistent with
PRIVATE                  the preservation of capital and the maintenance of liquidity. The Portfolio
INVESTMENT               seeks to achieve its objective by investing in high grade money market
CLASS                    instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the
DECEMBER 17, 1997        Portfolio will have maturities of sixty days or less.

                           The Portfolio is a series portfolio of Short-Term Investments Co. (the
                         "Fund"), an open-end, diversified, series, management investment company. This
                         Prospectus relates solely to the Private Investment Class of the Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, money market fund.


                           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                         EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                         THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                         IS A CRIMINAL OFFENSE.

                           THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                         SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE
                         PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                         ADDITIONAL INFORMATION, DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                         STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                         INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL
                         INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7748.
                         THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT
                         OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER
                         INFORMATION REGARDING THE FUND.

                           THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                         ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                         GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                         THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                         THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                         SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
[LOGO APPEARS HERE]      LOSS OF PRINCIPAL.
Management Company

11 Greenway Plaza

Suite 100
Houston, TX 77046-1173
(800) 877-7748


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Private Investment Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of the Fund representing interests in the Portfolio: the Institutional Class, the Cash Management Class, the Personal Investment Class and the Resource Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund-- Investment Advisor" and "Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay up to 0.50% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- PRIVATE INVESTMENT CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).................................................. None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable)................................. None
 Redemption Fees (as a percentage of amount redeemed, if applicable).. None
 Exchange Fee......................................................... None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PRIVATE INVESTMENT CLASS (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees...................................................... 0.06%
 12b-1 Fees (after fee waivers)**..................................... 0.30%***
 Other Expenses....................................................... 0.03%
                                                                       ----
 Total Operating Expenses --Private Investment Class**................ 0.39%
                                                                       ====

-------
 * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.
** Had there been no fee waivers, 12b-1 Fees and Total Operating Expenses would have been 0.50% and 0.59%, respectively.
*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

       1 year............................................................  $ 4
       3 years...........................................................  $13
       5 years...........................................................  $22
       10 years..........................................................  $49

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1997. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Private Investment Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the four-year period ended August 31, 1997 and the period July 8, 1993 (date operations commenced) through August 31, 1993. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                    JULY 8, 1993
                                                                   (COMMENCEMENT
                                                                   OF OPERATIONS)
                                                                   TO AUGUST 31,
                           1997         1996      1995     1994         1993
                         --------     --------  --------  -------  --------------
Net asset value,
 beginning of period.... $   1.00     $   1.00  $   1.00  $  1.00     $  1.00
Income from investment
 operations:
 Net investment income..     0.05         0.05      0.05     0.03        0.03
                         --------     --------  --------  -------     -------
Less distributions:
 Dividends from net
  investment income.....    (0.05)       (0.05)    (0.05)   (0.03)      (0.03)
                         --------     --------  --------  -------     -------
Net asset value, end of
 period................. $   1.00     $   1.00  $   1.00  $  1.00     $  1.00
                         ========     ========  ========  =======     =======
Total return............     5.21%        5.32%     5.48%    3.33%       3.24%(a)
                         ========     ========  ========  =======     =======
Ratios/supplemental
 data:
 Net assets, end of
  period (000s omitted). $235,447     $209,443  $154,278  $30,834     $17,857
                         ========     ========  ========  =======     =======
 Ratio of expenses to
  average net assets(b).     0.39%(c)     0.39%     0.39%    0.38%       0.37%(a)
                         ========     ========  ========  =======     =======
 Ratio of net investment
  income to average net
  assets(d).............     5.10%(c)     5.20%     5.50%    3.32%       2.85%(a)
                         ========     ========  ========  =======     =======

-------

(a) Annualized.

(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.60%, 1.38% and 0.57% (annualized) for the periods 1997-
    1993, respectively.

(c) Ratios are based on average net assets of $228,251,467.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.90%, 5.00%, 5.29%, 2.32% and 2.65% (annualized) for the periods 1997-1993, respectively.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $10,000. Prospective investors should determine if an investment in the class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by A I M Advisors, Inc. ("AIM") (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information, see the Statement of Additional Information.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposits, over 5% of the Portfolio's total assets would be invested in illiquid time and savings deposits.

 Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreement obligations or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreement obligations and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.


  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund"s custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Private Investment Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (each, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, each Institution sends its customers proxies, periodic reports and other information from the Institution with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to directly purchase additional shares of the Class, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Private Investment Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value."

Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent and nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each Portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.26% and 5.39%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and AIM Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.39% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has also entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM (the "Administrative Services Agreement"), as permitted by the Advisory Agreement pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. Under the Administrative Services Agreement, the Portfolio reimburses AIM for expenses incurred by AIM in connection with such services.


FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expense prior to the end of each fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Class either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments to FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 19, 1993. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are divided into nine classes. Five classes, including the Class, represent interests in the Portfolio, and four classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997, Huntington Capital Corporation was the owner of record of 38.17% of the outstanding shares of the Class. As long as Huntington Capital Corporation owns over 25% of such shares, it may be presumed to be in "control" of the Private Investment Class of the Prime Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th floor New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM INVESTMENTS CO.                               PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                            December 17, 1997
(800) 877-7748
                                                         SHORT-TERM
INVESTMENT ADVISOR                                    INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                           ------------
Houston, Texas 77046-1173
(713) 626-1919                                        PRIME PORTFOLIO

DISTRIBUTOR                                            ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                      PRIVATE INVESTMENT CLASS
Houston, Texas 77046-1173
(800) 877-7748                                       TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                              PAGE
Houston, Texas 77002                                                       ----
CUSTODIAN                                SUMMARY...........................  2
THE BANK OF NEW YORK
90 Washington Street                     TABLE OF FEES AND EXPENSES.......   4
11th Floor
New York, New York 10286                 FINANCIAL HIGHLIGHTS.............   5

TRANSFER AGENT                           SUITABILITY FOR INVESTORS........   5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 100             INVESTMENT PROGRAM...............   5
Houston, Texas 77046-1173
                                         PURCHASE OF SHARES...............   9

                                         REDEMPTION OF SHARES.............  10

  NO PERSON HAS BEEN AUTHORIZED TO GIVE  DIVIDENDS........................  11
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS    TAXES............................  12
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND    NET ASSET VALUE..................  13
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED       YIELD INFORMATION................  13
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS            REPORTS TO SHAREHOLDERS..........  13
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY         MANAGEMENT OF THE FUND...........  14
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                        GENERAL INFORMATION..............  16

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM
INVESTMENTS CO.            Prospectus
------------------------------------------------------------------------------------------------------------------------------------

PRIME                        The Prime Portfolio (the "Portfolio") is a money market fund whose investment
PORTFOLIO                  objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio
RESOURCE                   seeks to achieve its objective by investing in high grade money market
CLASS                      instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the
DECEMBER 17, 1997          Portfolio will have maturities of sixty days or less.

                             The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end, diversified, series management investment company. This
                           Prospectus relates solely to the Resource Class of the Portfolio, a class of shares designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified, money market fund.


                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                           IS A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE RESOURCE CLASS OF THE PORTFOLIO
                           AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL
                           INFORMATION, DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED
                           BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT
                           CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 825-6858. THE SEC MAINTAINS A
                           WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL
                           INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION
                           REGARDING THE FUND.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
[LOGO APPEARS HERE]        SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
Fund Management Company    LOSS OF PRINCIPAL.

11 Greenway Plaza

Suite 100
Houston, TX 77046-1173
(800) 825-6858

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. This Prospectus relates to the Resource Class (the "Class") of the Portfolio. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements. The instruments purchased by the Portfolio will have maturities of sixty days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Institutional Class, the Private Investment Class, the Personal Investment Class and the Cash Management Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Liquid Assets Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as the "Portfolios."

  All classes of the Portfolio share a common investment objective and portfolio of investments. Shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

  The Class is designed to be a convenient vehicle in which institutional customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

  Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing the securities of the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund-- Investment Advisor" and "--Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay up to 0.20% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- RESOURCE CLASS*
  Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................  None
  Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price).......................................................  None
  Deferred Sales Load (as a percentage of original purchase price or re-
   demption proceeds, as applicable).....................................  None
  Redemption Fees (as a percentage of amount redeemed, if applicable)....  None
  Exchange Fee...........................................................  None
ANNUAL PORTFOLIO OPERATING EXPENSES -- RESOURCE CLASS (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
  Management Fees........................................................  0.06%
  12b-1 Fees (after fee waivers)**.......................................  0.16%
  Other Expenses.........................................................  0.03%
                                                                           ----
  Total Operating Expenses --Resource Class**............................  0.25%
                                                                           ====

------
* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

** Had there been no fee waivers, 12b-1 fees and Total Operating Expenses would have been 0.20% and 0.29%, respectively.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

     1 year...................................  $ 3
     3 years..................................  $ 8

     5 years.............................. $14

     10 years..............................$32

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1997. To the extent any service providers assume expenses of the Class, such assumption will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Resource Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") during the year ended August 31, 1997 and for the period January 16, 1996 (date operations commenced) through August 31, 1996. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                  JANUARY 16,
                                                                     1996
                                                                 (COMMENCEMENT
                                                                      OF
                                                                  OPERATIONS)
                                                                 TO AUGUST 31,
                                                      1997           1996
                                                    --------     -------------
Net asset value, beginning of period............... $   1.00        $  1.00
Income from investment operations:
  Net investment income............................     0.05           0.03
                                                    --------        -------
Less distributions:
  Dividends from net investment income.............    (0.05)         (0.03)
                                                    --------        -------
Net asset value, end of period..................... $   1.00        $  1.00
                                                    ========        =======
Total return.......................................     5.36%          5.23%(a)
                                                    ========        =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)........... $161,701        $58,012
                                                    ========        =======
Ratio of expenses to average net assets(b).........     0.25%(c)       0.25%(a)
                                                    ========        =======
Ratio of net investment income to average net
 assets(d).........................................     5.25%(c)       5.18%(a)
                                                    ========        =======

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.29% and 0.29% (annualized), for the periods 1997-1996, respectively.

(c)  Ratios are based on average net assets of $122,225,567.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.21% and 5.14% (annualized), for the periods 1997-1996, respectively.

                           SUITABILITY FOR INVESTORS

  The shares of the Class are intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations. The minimum initial investment is $10,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 60 days or less from the date of purchase (except for securities subject to repurchase agreements which may have longer maturities), and normally does not maintain a dollar-weighted average maturity of its portfolio securities in excess of 40 days.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of government, bank and commercial obligations and taxable municipal securities that may be available in the money markets. Such obligations are collectively referred to as "Money Market Obligations" and include U.S. Treasury obligations, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in certain investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

 Money Market Obligations

  The following list of descriptions illustrates the types of Money Market Obligations in which the Portfolio intends to invest. The list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below.

  COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are unsecured demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information, see the Statement of Additional Information.

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National

Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Student Loan Marketing Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated to do so by law.

  BANK INSTRUMENTS. The Portfolio may invest in certificates of deposit ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets in excess of $1.5 billion as of the date of their most recently published financial statements. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will not make any time or savings deposit if, immediately after making such deposit, over 5% of the Portfolio's total assets would be invested in time and savings deposits.

  Investment Practices

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

  LENDING OF PORTFOLIO SECURITIES. The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES.The Portfolio may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Portfolio's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio and may enter into delayed delivery agreements to assure that the Portfolio will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

  If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to segregate liquid assets (including Money Market Obligations) in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation, or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's net assets would become so committed.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of sixty days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions of the Portfolio set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Resource Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shares of the Class are sold to institutional customers of banks, certain broker-dealers and other financial institutions (individually an "Institution" and collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the shares of the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares of the Class; distribution of Fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Fund may reasonably request. Institutions will be required to certify to the Fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the shares of the Class through an Institution in accordance with the procedures established by such Institution. Each Institution separately determines the rules applicable to accounts in the shares of the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of shares of the Class. The minimum initial investment is $10,000, and there is no minimum amount for subsequent purchases of shares of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares of the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends to each customer proxies, periodic reports and other information with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  Orders for the purchase of shares of the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Fund. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

  Subject to the conditions stated above and to the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of shares of the "Resource Class of the Prime Portfolio," otherwise any funds received will be returned to the sending Institution.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made through a customer's Institution.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent and nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  Shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares of the Class in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain its net asset value per share at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent, to the extent possible, the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Fund and each portfolio of the Fund must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all of its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling the Fund at (800) 825-6858. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by an investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.40% and 5.54%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

  Each shareholder will be provided with a written confirmation by its Institution for each transaction unless otherwise specified by the shareholder. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees pursuant to the Advisory Agreement from the Fund with respect to the Portfolio which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.25% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM (the "AIM Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Fund and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.


FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Fund either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or financial institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of the shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of shares of the Class in an amount equal to 0.20% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 19, 1993. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the shareholders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio is that of the Predecessor Portfolio. Shares of common stock of the Fund are divided into nine classes. Five classes, including the Class, represent interests in the Portfolio, and four classes represent interests in the Liquid Assets Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997, Corestates Registration Company of Oklahoma City was the owner of record of 58.10% of the outstanding shares of the Class. As long as Corestates owns over 25% of such shares, it may be presumed to be in "control" of the Resource Class of the Prime Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for the shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 825-6858.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM INVESTMENTS CO.                            PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                         December 17, 1997
(800) 825-6858
                                                      SHORT-TERM
INVESTMENT ADVISOR                                 INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                        ------------
Houston, Texas 77046-1173
(713) 626-1919                                     PRIME PORTFOLIO

DISTRIBUTOR                                         ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                        RESOURCE CLASS
Houston, Texas 77046-1173
(800) 825-6858                                    TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                              PAGE
Houston, Texas 77002                                                       ----
CUSTODIAN                                SUMMARY...........................  2
THE BANK OF NEW YORK
90 Washington Street                     TABLE OF FEES AND EXPENSES........  4
11th Floor
New York, New York 10286                 FINANCIAL HIGHLIGHTS..............  5

TRANSFER AGENT                           SUITABILITY FOR INVESTORS.........  5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 100             INVESTMENT PROGRAM................  5
Houston, Texas 77046-1173
                                         PURCHASE OF SHARES................  9

                                         REDEMPTION OF SHARES.............. 10

                                         DIVIDENDS......................... 11
NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY           TAXES............................. 11
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE        NET ASSET VALUE................... 12
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR    YIELD INFORMATION................. 12
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE    REPORTS TO SHAREHOLDERS........... 13
FUND OR THE DISTRIBUTOR. THIS PROSPECTUS
DOES NOT CONSTITUTE AN OFFER IN ANY      MANAGEMENT OF THE FUND............ 13
JURISDICTION TO ANY PERSON TO WHOM SUCH
OFFERING MAY NOT LAWFULLY BE MADE.       GENERAL INFORMATION............... 15

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

                                      STATEMENT OF
                                      ADDITIONAL INFORMATION

                           SHORT-TERM INVESTMENTS CO.

                                PRIME PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA

                                 SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                 ------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
                        OF THE ABOVE-NAMED FUNDS, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,

                   SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                 ------------

        STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1997

    RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE PRIME
      PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 17, 1997, INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 17, 1997, PERSONAL INVESTMENT
 CLASS PROSPECTUS DATED DECEMBER 17, 1997, PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 17, 1997 AND RESOURCE CLASS PROSPECTUS DATED DECEMBER 17, 1997

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
      Introduction.................................................... A-3
      General Information about the Fund.............................. A-3
        The Fund and Its Shares....................................... A-3
        Directors and Officers........................................ A-4
        Remuneration of Directors..................................... A-7
        AIM Funds Retirement Plan for Eligible Directors/Trustees..... A-8
        Deferred Compensation Agreements.............................. A-8
        Investment Advisor............................................ A-8
        Administrator................................................. A-10
        Expenses...................................................... A-10
        Transfer Agent and Custodian.................................. A-11
        Reports....................................................... A-11
        Fee Waivers................................................... A-11
        Principal Holders of Securities............................... A-12
      Purchases and Redemptions....................................... A-16
        Net Asset Value Determination................................. A-16
        Distribution Agreement........................................ A-16
        Distribution Plan............................................. A-17
        Banking Regulations........................................... A-17
        Performance Information....................................... A-18
      Investment Program and Restrictions............................. A-18
        Investment Program............................................ A-18
        Eligible Securities........................................... A-19
        Commercial Paper Ratings...................................... A-20
        Bond Ratings.................................................. A-20
        Investment Restrictions....................................... A-22
      Portfolio Transactions.......................................... A-23
      Tax Matters..................................................... A-24
        Qualification as a Regulated Investment Company............... A-24
        Excise Tax On Regulated Investment Companies.................. A-25
        Portfolio Distributions....................................... A-25
        Sale or Redemption of Shares.................................. A-26
        Foreign Shareholders.......................................... A-26
        Effect of Future Legislation; Local Tax Considerations........ A-27
      Financial Statements............................................   FS

                                  INTRODUCTION

  The Prime Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 17, 1997, the Institutional Class Prospectus dated December 17, 1997, the Personal Investment Class Prospectus dated December 17, 1997, the Private Investment Class Prospectus dated December 17, 1997 and the Resource Class Prospectus dated December 17, 1997 (each a "Prospectus"). Additional copies of each Prospectus and this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling
(800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

  The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Fund and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the captions "General Information" and "Redemption of Shares."

  The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Liquid Assets Portfolio (together, the "Portfolios"). The Portfolio consists of the following five classes of shares:
Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class and the Resource Class. The Liquid Assets Portfolio consists of four classes of shares. Each class of shares has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each Class of the Portfolio. The classes of the Liquid Assets Portfolio are offered pursuant to separate prospectuses and separate statements of additional information.

  As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

  Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

  The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Charter of the Fund authorizes the issuance of 50 billion shares with a par value of $.001 each, of which 19 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof) and 22 billion shares represent an interest in the Portfolio (or class thereof). A share of a Portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

  The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each of the Portfolios are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

  The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

  As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

  The directors and officers of the Fund and their principal occupations during at least the last five years are set forth below.


  *CHARLES T. BAUER, Director and Chairman (78)
   11 Greenway Plaza, Suite 100
   Houston, TX  77046

    Chairman of the Board of Directors, A I M Management Group Inc., A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc.,
  A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice Chairman and Director, AMVESCAP PLC.



------

* A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.

  BRUCE L. CROCKETT, Director (53)
  906 Frome Lane
  McLean, VA 22102

    Director, ACE Limited (insurance company). Formerly, Director, President and Chief Executive Officer, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company).

  OWEN DALY II, Director (73)
  Six Blythewood Road
  Baltimore, MD 21210

    Director, Cortland Trust Inc. (investment company). Formerly, Director,
  CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

  JACK M. FIELDS, Director (45)
  Texana Global, Inc.
  8810 Will Clayton Parkway
  Jetero Plaza, Suite E
  Humble, TX  77338

    Formerly, Member of the U.S. House of Representatives.

  **CARL FRISCHLING, Director (60)
    919 Third Avenue
    New York, NY 10022

     Partner, Kramer, Levin, Naftalis & Frankel (law firm); and Director, ERD Waste, Inc. (waste management company), Aegis Consumer Finance (auto leasing company) and Lazard Funds, Inc. (investment companies). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

  *ROBERT H. GRAHAM, Director and President (51)
   11 Greenway Plaza, Suite 100
   Houston, TX 77046

    Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; Director, AMVESCAP PLC; and Chairman of the Board of Directors of AIM Funds Group Canada Inc.

  JOHN F. KROEGER, Director (73)
  37 Pippins Way
  Morristown, NJ 07960

    Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

  LEWIS F. PENNOCK, Director (55)
  6363 Woodway, Suite 825
  Houston, TX 77057

    Attorney in private practice in Houston, Texas.
------
** A director who is an "interested person" of the Fund as defined in the 1940
   Act.
* A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.

                                                          PRINCIPAL OCCUPATION
                                    POSITIONS HELD      DURING AT LEAST THE PAST
      NAME, ADDRESS AND AGE         WITH REGISTRANT              5 YEARS
      ---------------------         ---------------     ------------------------

--------------------------------------------------------------------------------
  IAN W. ROBINSON, (74)                Director         Formerly, Executive Vice
  183 River Drive                                       President and Chief
  Tequesta, FL 33469                                    Financial Officer, Bell
                                                        Atlantic Management
                                                        Services, Inc. (provider
                                                        of centralized
                                                        management services to
                                                        telephone companies);
                                                        Executive Vice
                                                        President, Bell Atlantic
                                                        Corporation (parent of
                                                        seven telephone
                                                        companies); and Vice
                                                        President and Chief
                                                        Financial Officer, Bell
                                                        Telephone Company of
                                                        Pennsylvania and Diamond
                                                        State Telephone Company.

--------------------------------------------------------------------------------
  LOUIS S. SKLAR, (58)                 Director         Executive Vice
  Transco Tower, 50th Floor                             President, Development
  2800 Post Oak Blvd.                                   and Operations, Hines
  Houston, TX 77056                                     Interests Limited
                                                        Partnership (real estate
                                                        development).

--------------------------------------------------------------------------------
  ***JOHN J. ARTHUR, (53)        Senior Vice President  Director, Senior Vice
   11 Greenway Plaza, Suite 100      and Treasurer      President and Treasurer,
   Houston, TX 77046                                    A I M Advisors, Inc.;
                                                        and Vice President and
                                                        Treasurer, A I M
                                                        Management Group Inc.,
                                                        A I M Capital
                                                        Management, Inc., A I M
                                                        Distributors, Inc.,
                                                        A I M Fund Services,
                                                        Inc., A I M
                                                        Institutional Fund
                                                        Services, Inc. and Fund
                                                        Management Company.

--------------------------------------------------------------------------------
  GARY T. CRUM, (50)             Senior Vice President  Director and President,
  11 Greenway Plaza, Suite 100                          A I M Capital
  Houston, TX 77046                                     Management, Inc.;
                                                        Director and Senior Vice
                                                        President, A I M
                                                        Management Group Inc.
                                                        and A I M Advisors,
                                                        Inc.; and Director,
                                                        A I M Distributors, Inc.
                                                        and AMVESCAP PLC.

--------------------------------------------------------------------------------
  ***CAROL F. RELIHAN, (43)      Senior Vice President  Director, Senior Vice
   11 Greenway Plaza, Suite 100      and Secretary      President, General
   Houston, TX 77046                                    Counsel and Secretary,
                                                        A I M Advisors, Inc.;
                                                        Vice President, General
                                                        Counsel and Secretary,
                                                        A I M Management Group
                                                        Inc.; Director, Vice
                                                        President and General
                                                        Counsel, Fund Management
                                                        Company; General Counsel
                                                        and Vice President,
                                                        A I M Fund Services,
                                                        Inc. and A I M
                                                        Institutional Fund
                                                        Services, Inc.; and Vice
                                                        President, A I M Capital
                                                        Management, Inc., and
                                                        A I M Distributors, Inc.

--------------------------------------------------------------------------------
  DANA R. SUTTON, (38)              Vice President      Vice President and Fund
  11 Greenway Plaza, Suite 100  and Assistant Treasurer Controller, A I M
  Houston, TX 77046                                     Advisors, Inc.; and
                                                        Assistant Vice President
                                                        and Assistant Treasurer,
                                                        Fund Management Company.

--------------------------------------------------------------------------------
  MELVILLE B. COX, (54)             Vice President      Vice President and Chief
  11 Greenway Plaza, Suite 100                          Compliance Officer,
  Houston, TX 77046                                     A I M Advisors, Inc.,
                                                        A I M Capital
                                                        Management, Inc., A I M
                                                        Distributors, Inc.,
                                                        A I M Fund Services,
                                                        Inc., A I M
                                                        Institutional Fund
                                                        Services, Inc. and Fund
                                                        Management Company.

--------------------------------------------------------------------------------
  KAREN DUNN KELLEY, (37)           Vice President      Senior Vice President,
  11 Greenway Plaza, Suite 100                          A I M Capital
  Houston, TX 77046                                     Management, Inc. and
                                                        Vice President, A I M
                                                        Advisors, Inc.

--------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE, (42)           Vice President      Director and President,
  11 Greenway Plaza, Suite 100                          Fund Management Company;
  Houston, TX 77046                                     Director and Senior Vice
                                                        President, A I M
                                                        Institutional Fund
                                                        Services, Inc.;
                                                        Director, A I M Fund
                                                        Services, Inc.; and
                                                        Senior Vice President,
                                                        A I M Advisors, Inc. and
                                                        A I M Management Group
                                                        Inc.

------
*** Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

  All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Fund:

                                                     RETIREMENT       TOTAL
                                      AGGREGATE       BENEFITS     COMPENSATION
                                     COMPENSATION  ACCRUED BY ALL    FROM ALL
             DIRECTOR               FROM FUND(/1/) AIM FUNDS(/2/) AIM FUNDS(/3/)
             --------               -------------- -------------- --------------
Charles T. Bauer...................        -0-            -0-            -0-
Bruce L. Crockett..................     $7,926        $38,621        $68,000
Owen Daly II.......................      7,925         82,607         68,000
Jack M. Fields(/4/)................      4,068            -0-            -0-
Carl Frischling(/5/)...............      7,928         56,683         68,000
Robert H. Graham...................        -0-            -0-            -0-
John F. Kroeger....................      7,925         83,654         66,000
Lewis F. Pennock...................      7,925         33,702         67,000
Ian W. Robinson....................      7,926         64,973         68,000
Louis S. Sklar.....................      7,822         47,593         66,500

------

(/1/) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1997, including interest earned thereon, was $35,772.

(/2/) During the fiscal year ended August 31, 1997, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $62,215. Data reflects compensation earned for the calendar year ended December 31, 1996.

(/3/) Each Director serves as a director or trustee of a total of 11 registered investment companies advised by AIM (comprised of 47 portfolios). Data reflects total compensation for the calendar year ended December 31, 1996.

(/4/) Mr. Fields was not serving as a Director during the calendar year ended
      December 31, 1996.

(/5/) See also page A-8 regarding fees earned by Mr. Frischling's law firm.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such director during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 10, 0, 20, 19, 15, 10 and 7 years, respectively.

                       ESTIMATED BENEFITS UPON RETIREMENT

                      NUMBER OF
                       YEARS OF                   ANNUAL RETAINER
                     SERVICE WITH                   PAID BY ALL
                    THE AIM FUNDS                    AIM FUNDS
                    -------------                 ---------------
                                                      $80,000
                                                      -------
               10................................     $60,000
                9................................     $54,000
                8................................     $48,000
                7................................     $42,000
                6................................     $36,000
                5................................     $30,000

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally in equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 1997, $44,129 in directors' fees and expenses were allocated to the Portfolio.

  The Portfolio paid legal fees of $19,291 for the year ended August 31, 1997 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. Carl Frischling, a director of the Fund, is a member of that firm.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement").

  AIM was organized in 1976 and, together with its subsidiaries, advises or manages 55 investment company portfolios. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. A I M Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its services, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:

           NET ASSETS                                                  RATE
           ----------                                                  ----
      First $100 million.............................................. .20%
      Over $100 million to $200 million............................... .15%
      Over $200 million to $300 million............................... .10%
      Over $300 million to $1.5 billion............................... .06%
      Over $1.5 billion............................................... .05%

  The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into a master administrative services agreement under which AIM will provide the additional services described below under the caption "Administrator."

  For the fiscal years ended August 31, 1997, 1996 and 1995, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio in the amounts of $4,007,070, $3,007,431, and $2,567,762, respectively. During the fiscal years ended August 31, 1997, 1996 and 1995 AIM voluntarily waived fees with respect to the Portfolio in the amounts of $851,042, $746,937 and $455,208, respectively.

  The Advisory Agreement will continue in effect until February 28, 1999, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement, dated as of February 28, 1997 between AIM and the Fund (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

  Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1997, 1996 and 1995 in the amounts of $114,738, $126,321 and $154,963, respectively, for fund accounting services for the Portfolio. For the period from August 31, 1994 through June 30, 1995, A I M Institutional Fund Services, Inc. or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amount of $95,254.

  A I M Institutional Fund Services, Inc. ("AIFS") receives fees with respect to the Portfolio for its provision of transfer agency and shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the fiscal years ended August 31, 1997 and 1996, AIFS received transfer agency fees with respect to the Portfolio in the amounts of $645,673 and $424,496, respectively.

EXPENSES

  Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund, membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

  Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund. Expenses of the Fund except those listed in the next sentence are prorated among all classes of such Portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by BONY and the Fund.

  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as a transfer agent and dividend disbursing agent for the shares of each class of the Portfolio and receives an annual fee from the Fund for its services in such capacity in the amount of .009% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by A I M Institutional Fund Services, Inc. and the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

REPORTS

  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

  AIM or its affiliates may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time.

PRINCIPAL HOLDERS OF SECURITIES

PRIME PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of December 1, 1997, and the percentage of the Portfolio's outstanding shares owned by such shareholders as of such date are as follows:


                          NAME AND ADDRESS                     PERCENT OWNED OF
                          OF RECORD OWNER                       RECORD ONLY(a)
                          ----------------                      --------------
   CASH MANAGEMENT CLASS
   ---------------------
    THE BANK OF NEW YORK.........................................     40.75%(b)
     One Wall Street, 2nd Floor
     New York, NY 10286
    OPPENHEIMER & CO.............................................     14.79%
     Oppenheimer Tower
     World Financial Tower
     New York, NY 10281
    FUND SERVICES ASSOCIATES.....................................      9.27%
     11835 West Olympic Blvd
     Los Angeles, CA 90064
   INSTITUTIONAL CLASS
   -------------------
    COMERICA BANK................................................     15.53%
     P.O. Box 75000
     Detroit, MI 48275-3455
    U.S. BANK OF OREGON..........................................     14.66%
     555 Southwest Oak
     Portland, OR 97208-3168
    FROST NATIONAL BANK..........................................      7.45%
     P.O. Box 1600
     San Antonio, TX 78296
    TRUST COMPANY BANK...........................................      5.51%
     Center 3131
     P.O. Box 105504
     Atlanta, GA 30348
   PERSONAL INVESTMENT CLASS
   -------------------------
    THE BANK OF NEW YORK.........................................     70.46%(b)
     4 Fisher Lane
     White Plains, NY 10603
    CULLEN/FROST DISCOUNT BROKERS................................     26.15%(b)
     P.O. Box 2358
     San Antonio, TX 78299

------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.


                         NAME AND ADDRESS                       PERCENT OWNED OF
                          OF RECORD OWNER                        RECORD ONLY(a)
                         ----------------                       ----------------
   PRIVATE INVESTMENT CLASS
   ------------------------
    HUNTINGTON CAPITAL CORP ....................................     38.17%(b)
     41 High Street, 9th Floor
     Columbus, OH 43287
    FROST NATIONAL BANK.........................................     13.83%
     P.O. Box 2950
     San Antonio, TX 78299-2950
    LIBERTY REGISTRATION COMPANY OF OKLAHOMA CITY...............     12.30%
     P.O. Box 25848
     Oklahoma City, OK 73125-0000
    FIRST TRUST.................................................     12.09%
     Funds Control, Suite 0404
     180 East Fifth St.
     St. Paul, MN 55101
    LAU & CO. c/o Frost.........................................      7.16%
     P.O. Box 2479
     San Antonio, TX 78298-2479
   RESOURCE CLASS
   --------------
    CORESTATES CAPITAL MARKETS..................................     58.10%(b)
     1345 Chestnut St.
     Philadelphia, PA 19101
    MELLON BANK.................................................     19.92%
     P.O. Box 710
     Pittsburgh, PA 15230-0710

------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

LIQUID ASSETS PORTFOLIO

  To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of December 1, 1997, and the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:


                          NAME AND ADDRESS                      PERCENT OWNED OF
                          OF RECORD OWNER                        RECORD ONLY(a)
                          ----------------                      ----------------
   CASH MANAGEMENT CLASS
   ---------------------
    OPPENHEIMER & CO. .........................................       42.04%(b)
     World Financial Center
     New York, NY 10281
    MELLON BANK................................................       25.65%(b)
     P.O. Box 710
     Pittsburgh, PA 15230
    THE BANK OF NEW YORK.......................................       22.04%
     One Wall Street, 2nd Floor
     New York, NY 10286
   INSTITUTIONAL CLASS
   -------------------
    STATE STREET BANK AND TRUST COMPANY........................       15.90%
     108 Myrtle Street
     North Quincy, MA 02171
    TRUST COMPANY BANK.........................................       13.76%
     P.O. Box 105504
     Atlanta, GA 30348
    COMERICA BANK..............................................        6.99%
     P.O. Box 75000
     Detroit, MI 48275
    PAINE WEBBER INCORPORATED..................................        6.17%
     1000 Harbor Blvd., 6th Floor
     Weehawken, NJ 07087
    WACHOVIA BANK AND TRUST CO. ...............................        5.08%
     P.O. Box 3075
     Winston-Salem, NC 27150
    U.S. BANK OF OREGON........................................        5.07%
     321 Southwest Sixth
     Portland, OR 97208

------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.


                          NAME AND ADDRESS                      PERCENT OWNED OF
                          OF RECORD OWNER                         RECORD ONLY(a)
                          ----------------                      ----------------
   PRIVATE INVESTMENT CLASS
   ------------------------
    MELLON BANK...............................................        81.93%(b)
     P.O. Box 710
     Pittsburgh, PA 15230-0710
   MSTC CASH RESERVES CLASS
   ------------------------
    MORGAN STANLEY TRUST COMPANY..............................        100.00%(b)
     1 Pierrepont Plaza
     Brooklyn, NY 11201

------
(a) The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
(b) A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

  To the best of the knowledge of the Fund, as of December 1, 1997, the directors and officers of the Fund as a group beneficially owned less than 1% of each class of any portfolio's outstanding shares.

                           PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased, redeemed or exchanged appears in the Prospectus under the heading "Purchase of Shares."

  The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

  A "business day" of the Portfolio is any day on which commercial banks in the New York Federal Reserve district are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

NET ASSET VALUE DETERMINATION

  Shares of the Portfolio are sold at net asset value. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

  The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Fund--Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue in effect until February 28, 1999, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Private Investment Class, Personal Investment Class, Resource Class and Cash Management Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in shares of the Class of customer cash accounting balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the shares of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  For the fiscal year ended August 31, 1997, FMC received compensation pursuant to the Plan in the amount of $684,755, or an amount equal to 0.30% of the average net daily assets of the Private Investment Class, $480,510 or an amount equal to 0.50% of the average net daily assets of the Personal Investment Class, $195,561, or an amount equal to 0.16% of the average net daily assets of the Resource Class, and $421,577, or an amount equal to 0.08% of the average net daily assets of the Cash Management Class. With respect to the Private Investment Class, $590,479 of such amount (or an amount equal to 0.26% of the average daily net assets of the class) was paid to dealers and financial institutions and $94,276 (or an amount equal to 0.04% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $375,714 of such amount (or an amount equal to 0.39% of the average daily net assets of the class) was paid to dealers and financial institutions and $104,796 (or an amount equal to 0.11% of the average daily net assets) was retained by FMC. With respect to the Resource Class, $195,561 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0% of the average daily net assets of the class) was retained by FMC. With respect to the Cash Management Class, $421,034 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $543 (or an amount equal to 0.00% of the average daily net assets of the class) was retained by FMC.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AMVESCAP PLC.

BANKING REGULATIONS

  The Glass-Steagall Act and other applicable laws or regulations, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

PERFORMANCE INFORMATION

  As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at
(800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period, such as seven days or a month. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for the Class that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.56% and 5.71%, for the Institutional Class, were 5.48% and 5.63%, for the Cash Management Class, were 5.06% and 5.18%, for the Personal Investment Class, were 5.26% and 5.39%, for the Private Investment Class and were 5.40% and 5.54%, for the Resource Class, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Fund may compare the performance of a class or the performance of securities in which the Portfolio may invest to:

    . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

    . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money
  Fund Report--Registered Trademark-- of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

    . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

    . other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas a class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Fund may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $1.5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by a single issuer, provided that such a fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to 3 business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

  The Fund will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Fund's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

  The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch Investors Service, Inc. ("Fitch").

  MOODY'S--The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

  S&P--Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

  FITCH--Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

  Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

  Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

  Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

  The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

  The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

  MOODY'S--The following are the two highest bond ratings of Moody's.

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  S&P--The following are the two highest bond ratings of S&P.

                                      AAA

  Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

  Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

  FITCH--Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

  Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

  Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

INVESTMENT RESTRICTIONS

  As a matter of fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund-- The Fund and its Shares"), the Portfolio may not:

    (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

    (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33 1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

    (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program,
  (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

    (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

    (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

    (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or

    (9) invest in any obligation not payable as to principal and interest in United States currency.


  The following investment policy is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management, except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

                             PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The investment policy of the Portfolio requires that investments mature within 60 days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one broker-dealer are comparable, AIM may, in its discretion, effect transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program.

  Research services received from broker-dealers supplement AIM's own research (and the research of sub-advisors to other clients of AIM), and may include the following types of information: statistical and background information on the U..S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies, performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds.

Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies and the providing of access to consultants who supply research information. Certain research services furnished by broker-dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

  From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Board of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

  Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with certain 5% holders, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

  AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Under the 1940 Act, certain persons affiliated with the Fund are prohibited from dealing with the Portfolios as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other persons, performing similar services. During the fiscal year ended August 31, 1997, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                                  TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 17, 1997. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

FINANCIAL STATEMENTS

                                       FS

SCHEDULE OF INVESTMENTS
August 31, 1997

                                                 PAR
                                      MATURITY  (000)       VALUE
COMMERCIAL PAPER - 78.34%(a)
BASIC INDUSTRY - 3.14%

CHEMICALS - 0.29%

Bayer Corp.
5.50%                                 09/09/97 $ 20,000 $   19,975,578
----------------------------------------------------------------------

METAL MINING - 0.58%

U.S. Borax, Inc.
5.51%                                 10/24/97   20,000     19,837,761
----------------------------------------------------------------------
5.54%                                 10/28/97   20,000     19,824,567
----------------------------------------------------------------------
                                                            39,662,328
----------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 2.27%

Weyerhaeuser Co.
5.50%                                 09/25/97   33,000     32,879,000
----------------------------------------------------------------------
Weyerhaeuser Real Estate Co.
5.48%                                 09/04/97   18,000     17,991,780
----------------------------------------------------------------------
5.50%                                 09/19/97   15,000     14,958,750
----------------------------------------------------------------------
5.52%                                 09/22/97   50,000     49,839,000
----------------------------------------------------------------------
5.50%                                 10/01/97   20,000     19,908,333
----------------------------------------------------------------------
5.50%                                 10/02/97   20,000     19,905,278
----------------------------------------------------------------------
                                                           155,482,141
----------------------------------------------------------------------
    Total Basic Industry                                   215,120,047
----------------------------------------------------------------------

BUSINESS SERVICES - 1.09%
COMPUTER SOFTWARE & SERVICES - 1.09%

First Data Corp.
5.50%                                 09/03/97   30,000     29,990,833
----------------------------------------------------------------------
5.51%                                 09/23/97   25,000     24,915,820
----------------------------------------------------------------------
5.50%                                 10/21/97   20,000     19,847,222
----------------------------------------------------------------------
    Total Business Services                                 74,753,875
----------------------------------------------------------------------

CAPITAL GOODS - 4.39%

COMPUTERS & OFFICE EQUIPMENT - 0.59%

Electronic Data Systems Corp.
5.50%                                 09/08/97   40,000     39,957,222
----------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.25%
Siemens Capital Corp.
5.47%                                 09/30/97   15,000     14,933,904
----------------------------------------------------------------------
Sony Capital Corp.
5.52%                                 09/12/97   50,000     49,915,743
----------------------------------------------------------------------
5.50%                                 10/03/97   30,000     29,853,333
----------------------------------------------------------------------
5.52%                                 10/07/97   30,000     29,834,400
----------------------------------------------------------------------
5.50%                                 10/09/97   30,000     29,825,833
----------------------------------------------------------------------
                                                           154,363,213
----------------------------------------------------------------------

                                             PAR
                                  MATURITY   (000)      VALUE
CAPITAL GOODS - (continued)

MACHINERY - 1.55%

Deere (John) Capital Corp.
5.49%                             09/24/97 $ 25,000 $   24,912,313
------------------------------------------------------------------
Dover Corp.
5.50%                             09/23/97   23,000     22,922,694
------------------------------------------------------------------
5.55%                             10/07/97   33,000     32,816,850
------------------------------------------------------------------
5.55%                             10/10/97   26,000     25,843,675
------------------------------------------------------------------
                                                       106,495,532
------------------------------------------------------------------
    Total Capital Goods                                300,815,967
------------------------------------------------------------------

CONSUMER DURABLES - 10.12%

AUTOMOBILE - 10.12%

Daimler-Benz North America Corp.
5.52%                             09/19/97   27,000     26,925,480
------------------------------------------------------------------
5.48%                             09/23/97   35,000     34,882,789
------------------------------------------------------------------
5.50%                             10/03/97   25,000     24,877,778
------------------------------------------------------------------
5.52%                             10/08/97   15,000     14,914,900
------------------------------------------------------------------
5.50%                             10/14/97   50,000     49,671,528
------------------------------------------------------------------
5.51%                             10/20/97   25,000     24,812,507
------------------------------------------------------------------
5.54%                             10/22/97   30,000     29,764,550
------------------------------------------------------------------
Ford Motor Credit Co.
5.49%                             09/26/97   50,000     49,809,375
------------------------------------------------------------------
5.49%                             09/30/97  100,000     99,557,750
------------------------------------------------------------------
5.49%                             10/06/97   50,000     49,733,125
------------------------------------------------------------------
Hertz Corp.
5.50%                             09/12/97   50,000     49,915,972
------------------------------------------------------------------
5.50%                             09/17/97   35,000     34,914,444
------------------------------------------------------------------
5.50%                             10/03/97   35,000     34,828,889
------------------------------------------------------------------
Toyota Motor Credit Corp.
5.49%                             09/15/97   25,000     24,946,625
------------------------------------------------------------------
5.50%                             09/19/97   50,000     49,862,500
------------------------------------------------------------------
5.48%                             09/22/97   20,000     19,936,066
------------------------------------------------------------------
5.48%                             09/26/97   35,000     34,866,806
------------------------------------------------------------------
5.49%                             10/03/97   20,000     19,902,400
------------------------------------------------------------------
5.50%                             10/10/97   20,000     19,880,833
------------------------------------------------------------------
    Total Consumer Durables                            694,004,317
------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)       VALUE
CONSUMER NONDURABLES - 6.26%

BEVERAGES - 1.85%

Brown-Forman Corp.
5.50%                                      09/16/97 $ 11,100 $   11,074,562
---------------------------------------------------------------------------
PepsiCo, Inc
5.47%                                      09/11/97   49,000     48,925,547
---------------------------------------------------------------------------
5.47%                                      09/17/97   50,000     49,878,444
---------------------------------------------------------------------------
5.52%                                      10/03/97   17,000     16,916,587
---------------------------------------------------------------------------
                                                                126,795,140
---------------------------------------------------------------------------

DRUGS - 2.01%

Abbott Laboratories
5.46%                                      09/18/97   25,000     24,935,542
---------------------------------------------------------------------------
Eli Lilly & Co.
5.48%                                      09/08/97   30,000     29,968,033
---------------------------------------------------------------------------
Pfizer Inc.
5.49%                                      09/09/97   43,000     42,947,540
---------------------------------------------------------------------------
5.48%                                      09/29/97   40,000     39,829,511
---------------------------------------------------------------------------
                                                                137,680,626
---------------------------------------------------------------------------

FOOD PROCESSING - 1.33%

Campbell Soup Co.
5.49%                                      09/24/97   22,000     21,922,835
---------------------------------------------------------------------------
Heinz (H.J.) Co.
5.48%                                      09/16/97   15,000     14,965,750
---------------------------------------------------------------------------
5.50%                                      09/22/97   29,200     29,106,317
---------------------------------------------------------------------------
5.47%                                      09/29/97   26,000     25,889,384
---------------------------------------------------------------------------
                                                                 91,884,286
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.30%

Kimberly-Clark Corp.
5.48%                                      09/22/97   20,500     20,434,468
---------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.44%

Gannett Co., Inc.
5.50%                                      09/05/97   30,000     29,981,667
---------------------------------------------------------------------------

PUBLISHING (EXCLUDING NEWSPAPERS) - 0.33%

Donnelley (R.R.) & Sons Company
5.50%                                      09/03/97   22,500     22,493,125
---------------------------------------------------------------------------
    Total Consumer Nondurables                                  429,269,312
---------------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
ENERGY - 1.65%

OIL & GAS - 1.65%

ARCO Coal Australia Inc.
5.50%                                   09/17/97 $ 24,856 $   24,795,241
------------------------------------------------------------------------
Exxon Imperial U.S., Inc.
5.47%                                   09/11/97   38,325     38,266,767
------------------------------------------------------------------------
Koch Industries, Inc.
5.46%                                   09/10/97   50,000     49,931,750
------------------------------------------------------------------------
    Total Energy                                             112,993,758
------------------------------------------------------------------------

FINANCIAL - 47.23%

ASSET-BACKED SECURITIES - 24.21%

Asset Securitization Cooperative Corp.
5.51%                                   09/16/97   30,000     29,931,125
------------------------------------------------------------------------
5.53%                                   09/23/97   60,000     59,797,234
------------------------------------------------------------------------
5.52%                                   09/24/97   30,000     29,894,200
------------------------------------------------------------------------
5.53%                                   09/26/97   40,000     39,846,389
------------------------------------------------------------------------
5.49%                                   09/29/97   40,000     39,829,200
------------------------------------------------------------------------
Ciesco, L.P.
5.52%                                   09/10/97   20,000     19,972,400
------------------------------------------------------------------------
Clipper Receivables Corp.
5.52%                                   09/30/97   50,000     49,777,667
------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
5.52%                                   09/10/97   50,000     49,931,000
------------------------------------------------------------------------
5.52%                                   09/25/97   50,000     49,816,000
------------------------------------------------------------------------
5.54%                                   10/07/97   50,000     49,723,000
------------------------------------------------------------------------
Delaware Funding Corp.
5.53%                                   09/11/97   17,080     17,053,763
------------------------------------------------------------------------
5.52%                                   09/12/97   40,363     40,294,921
------------------------------------------------------------------------
5.50%                                   09/22/97   35,887     35,771,863
------------------------------------------------------------------------
Eiger Capital Corp.
5.53%                                   09/03/97   25,089     25,081,292
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.52%                                   09/18/97   30,094     30,015,555
------------------------------------------------------------------------
5.53%                                   10/21/97   40,000     39,692,778
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.52%                                   09/23/97   25,000     24,915,667
------------------------------------------------------------------------
5.53%                                   09/23/97   25,530     25,443,723
------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.55%                                   09/02/97   14,952     14,949,695
------------------------------------------------------------------------
5.52%                                   09/04/97   10,000      9,995,400
------------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Monte Rosa Capital Corp. - (continued)
5.55%                                   09/04/97 $ 25,000 $   24,988,438
------------------------------------------------------------------------
5.54%                                   09/05/97   22,071     22,057,414
------------------------------------------------------------------------
5.51%                                   09/16/97   30,000     29,931,125
------------------------------------------------------------------------
5.51%                                   09/19/97   40,000     39,889,800
------------------------------------------------------------------------
5.52%                                   09/24/97   30,000     29,894,200
------------------------------------------------------------------------
5.54%                                   09/25/97   33,500     33,376,273
------------------------------------------------------------------------
5.52%                                   10/08/97   33,000     32,812,780
------------------------------------------------------------------------
5.54%                                   10/09/97   34,138     33,938,369
------------------------------------------------------------------------
5.56%                                   10/10/97   40,000     39,759,067
------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.52%                                   09/10/97   30,850     30,807,427
------------------------------------------------------------------------
5.53%                                   09/10/97   31,625     31,581,278
------------------------------------------------------------------------
5.55%                                   10/08/97   50,000     49,714,792
------------------------------------------------------------------------
5.54%                                   10/15/97   25,200     25,029,368
------------------------------------------------------------------------
Receivables Capital Corp.
5.53%                                   09/05/97   19,483     19,471,030
------------------------------------------------------------------------
5.54%                                   09/05/97   30,000     29,981,533
------------------------------------------------------------------------
5.50%                                   09/09/97   25,000     24,969,444
------------------------------------------------------------------------
5.52%                                   09/11/97   30,133     30,086,796
------------------------------------------------------------------------
5.53%                                   09/12/97   50,000     49,915,514
------------------------------------------------------------------------
5.53%                                   09/15/97    9,735      9,714,064
------------------------------------------------------------------------
5.52%                                   09/16/97   30,000     29,931,000
------------------------------------------------------------------------
5.54%                                   09/22/97   25,000     24,919,208
------------------------------------------------------------------------
5.51%                                   10/16/97   45,706     45,391,200
------------------------------------------------------------------------
5.53%                                   10/23/97   30,210     29,968,689
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.54%                                   09/17/97   23,400     23,342,384
------------------------------------------------------------------------
5.52%                                   09/18/97   27,900     27,827,274
------------------------------------------------------------------------
5.54%                                   09/18/97   44,400     44,283,844
------------------------------------------------------------------------
5.50%                                   09/29/97   19,750     19,665,514
------------------------------------------------------------------------
5.52%                                   09/29/97   27,200     27,083,221
------------------------------------------------------------------------
5.52%                                   09/30/97   50,000     49,777,667
------------------------------------------------------------------------
5.54%                                   10/08/97   40,000     39,772,244
------------------------------------------------------------------------
5.54%                                   10/14/97   28,000     27,814,718
------------------------------------------------------------------------
                                                           1,659,428,547
------------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
FINANCIAL--(continued)

BANKING - 0.73%

Bank of America
5.50%                                         09/15/97 $ 50,000 $   49,893,056
------------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 9.46%

Bear, Stearns & Co. Inc.
5.51%                                         09/09/97   50,000     49,938,778
------------------------------------------------------------------------------
5.53%                                         09/29/97   30,000     29,870,967
------------------------------------------------------------------------------
5.52%                                         10/27/97   25,000     24,785,333
------------------------------------------------------------------------------
CS First Boston, Inc.
5.52%                                         09/09/97   20,000     19,975,467
------------------------------------------------------------------------------
5.52%                                         09/11/97   40,000     39,938,667
------------------------------------------------------------------------------
Goldman, Sachs & Co.
5.54%                                         09/05/97   50,000     49,969,222
------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
5.50%                                         09/15/97   30,000     29,935,833
------------------------------------------------------------------------------
5.50%                                         09/29/97   50,000     49,786,111
------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.50%                                         09/02/97   50,000     49,992,361
------------------------------------------------------------------------------
Smith Barney Inc.
5.50%                                         09/03/97   50,000     49,984,722
------------------------------------------------------------------------------
5.49%                                         09/04/97   50,000     49,977,125
------------------------------------------------------------------------------
5.49%                                         09/05/97   30,000     29,981,700
------------------------------------------------------------------------------
5.51%                                         09/15/97   25,000     24,946,431
------------------------------------------------------------------------------
5.51%                                         09/16/97   50,000     49,885,208
------------------------------------------------------------------------------
5.52%                                         09/17/97   50,000     49,877,334
------------------------------------------------------------------------------
5.52%                                         10/02/97   20,000     19,904,933
------------------------------------------------------------------------------
5.53%                                         10/09/97   30,000     29,824,883
------------------------------------------------------------------------------
                                                                   648,575,075
------------------------------------------------------------------------------

BUSINESS CREDIT - 0.92%

CIT Group Holdings, Inc.
5.50%                                         09/25/97   50,000     49,816,667
------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
 Corp.
5.48%                                         09/19/97   13,000     12,964,380
------------------------------------------------------------------------------
                                                                    62,781,047
------------------------------------------------------------------------------

INSURANCE - 1.61%

Metlife Funding, Inc.
5.47%                                         09/16/97   35,287     35,206,575
------------------------------------------------------------------------------
5.51%                                         10/03/97   25,596     25,470,636
------------------------------------------------------------------------------
Prudential Funding Corp.
5.49%                                         09/02/97   50,000     49,992,375
------------------------------------------------------------------------------
                                                                   110,669,586
------------------------------------------------------------------------------

                                              PAR
                                   MATURITY  (000)       VALUE
FINANCIAL--(continued)

LEASING COMPANIES - 1.54%

International Lease Finance Corp.
5.49%                              09/08/97 $ 73,000 $   72,922,073
-------------------------------------------------------------------
5.50%                              10/06/97   32,500     32,326,215
-------------------------------------------------------------------
                                                        105,248,288
-------------------------------------------------------------------

PERSONAL CREDIT - 5.86%

American Express Credit Corp.
5.48%                              09/18/97   50,000     49,870,611
-------------------------------------------------------------------
5.48%                              09/30/97   75,000     74,668,917
-------------------------------------------------------------------
5.52%                              10/27/97   40,000     39,656,533
-------------------------------------------------------------------
Associates Corp. of North America
5.62%                              09/02/97   40,000     39,993,756
-------------------------------------------------------------------
5.52%                              09/08/97   25,000     24,973,167
-------------------------------------------------------------------
5.50%                              09/24/97   50,000     49,824,305
-------------------------------------------------------------------
AVCO Financial Services, Inc.
5.51%                              09/24/97   35,000     34,876,790
-------------------------------------------------------------------
5.49%                              09/26/97   45,000     44,828,438
-------------------------------------------------------------------
5.51%                              10/22/97   43,000     42,664,349
-------------------------------------------------------------------
                                                        401,356,866
-------------------------------------------------------------------

MISCELLANEOUS - 0.36%

USAA Capital Corp.
5.48%                              09/04/97   25,000     24,988,583
-------------------------------------------------------------------

MULTIPLE INDUSTRY - 2.54%

General Electric Capital Corp.
5.625%                             09/02/97   25,000     24,996,094
-------------------------------------------------------------------
5.52%                              09/04/97   50,000     49,977,000
-------------------------------------------------------------------
5.50%                              10/03/97   50,000     49,755,555
-------------------------------------------------------------------
5.52%                              10/27/97   50,000     49,570,667
-------------------------------------------------------------------
                                                        174,299,316
-------------------------------------------------------------------
    Total Financial                                   3,237,240,364
-------------------------------------------------------------------

RETAIL - 1.16%

DEPARTMENT STORES - 1.16%

Penney (J.C.) Funding Corp.
5.48%                              09/12/97   30,000     29,949,767
-------------------------------------------------------------------
5.50%                              09/26/97   50,000     49,809,028
-------------------------------------------------------------------
    Total Retail                                         79,758,795
-------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
UTILITIES - 2.57%

TELEPHONE - 2.57%

GTE Funding Inc.
5.52%                                       09/02/97 $ 24,403 $   24,399,258
----------------------------------------------------------------------------
5.52%                                       09/03/97   20,000     19,993,867
----------------------------------------------------------------------------
5.52%                                       09/04/97   13,975     13,968,571
----------------------------------------------------------------------------
SBC Communications Capital Corp.
5.47%                                       09/10/97   30,000     29,958,975
----------------------------------------------------------------------------
5.48%                                       09/15/97   28,000     27,940,329
----------------------------------------------------------------------------
5.49%                                       09/19/97   25,000     24,931,375
----------------------------------------------------------------------------
5.49%                                       09/25/97   35,000     34,871,900
----------------------------------------------------------------------------
    Total Utilities                                              176,064,275
----------------------------------------------------------------------------

OTHER - 0.73%

DIVERSIFIED - 0.73%

Cargill Inc.
5.47%                                       09/23/97   25,000     24,916,430
----------------------------------------------------------------------------
5.48%                                       10/17/97   25,000     24,824,945
----------------------------------------------------------------------------
    Total Other                                                   49,741,375
----------------------------------------------------------------------------
    Total Commercial Paper                                     5,369,762,085
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 2.56%

Goldman Sachs Group, L.P.
5.625%(b)                                   10/20/97   71,000     71,000,000
----------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
5.9875%(c)                                  08/17/98  102,600    102,600,000
----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
5.7875%(d)                                  10/06/97    2,000      2,000,000
----------------------------------------------------------------------------
    Total Master Note Agreements                                 175,600,000
----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                               5,545,362,085
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 19.56%(e)

Bear, Stearns & Co. Inc.
5.625%(f)                                      --      60,000     60,000,000
----------------------------------------------------------------------------
CIBC Wood Gundy Securities Corp.
5.62%(g)                                    09/02/97   60,000     60,000,000
----------------------------------------------------------------------------
Dean Witter Reynolds Inc.
5.52%(h)                                    09/02/97  100,000    100,000,000
----------------------------------------------------------------------------
Deutche Bank Securities Corp.
5.64%(i)                                       --      60,000     60,000,000
----------------------------------------------------------------------------
Dresdner Securities (USA), Inc.
5.62%(j)                                    09/02/97   60,000     60,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co.
5.56%(k)                                    09/02/97  226,100    226,100,475
----------------------------------------------------------------------------
5.61%(l)                                    09/02/97  204,394    204,394,082
----------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE
REPURCHASE AGREEEMENTS - (continued)

Greenwich Capital Markets, Inc.
5.62%(m)                                 09/02/97 $160,000 $  160,000,000
----------------------------------------------------------------------------
HSBC Securities, Inc.
5.64%(n)                                 09/02/97   85,000     85,000,000
----------------------------------------------------------------------------
SBC Capital Markets, Inc.
5.62%(o)                                 09/02/97   85,000     85,000,000
----------------------------------------------------------------------------
Smith Barney Inc.
5.61%(p)                                       --   40,000     40,000,000
----------------------------------------------------------------------------
5.61%(q)                                 09/02/97  200,000    200,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                             1,340,494,557
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.46%                                 6,885,856,642(r)
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.46%)                       (31,146,008)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $6,854,710,634
============================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(e) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $268,177,242 U.S. Government obligations, 0% to 11.50% due 02/01/01 to
    09/01/27 with an aggregate market value at 08/31/97 of $208,921,813.
(g) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $200,585,000 U.S. Government obligations, 5.53% to 7.93% due 02/02/98 to 07/30/07 with an aggregate market value at 08/31/97 of $204,002,656.
(h) Repurchase agreement entered into 08/29/97 with a maturing value of $100,061,333. Collateralized by $145,600,000 U.S. Government obligations, 0% to 8.55% due 09/04/97 to 06/15/44 with an aggregate market value at 08/31/97 of $102,000,401.
(i) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $243,062,487 U.S. Government obligations, 0% to 9.00% due 11/24/97 to 08/20/27 with an aggregate market value at 08/31/97 of $204,000,923.
(j) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $356,015,498 U.S. Government obligations, 0% to 7.778% due 07/01/01 to 02/01/37 with an aggregate market value at 08/31/97 of $204,000,810.
(k) Joint repurchase agreement entered into 08/29/97 with a maturing value of $750,463,333. Collateralized by $698,212,000 U.S. Government obligations, 4.75% to 14.00% due 02/28/98 to 08/15/25 with an aggregate market value at 08/31/97 of $765,753,716.
(l) Joint repurchase agreement entered into 08/29/97 with a maturing value of $400,249,333. Collateralized by $403,862,867 U.S. Government obligations, 5.901% to 8.117% due 12/01/17 to 01/01/35 with an aggregate market value at 08/31/97 of $408,000,001.

(m) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $299,652,416 U.S. Government obligations, 5.50% to 10.00% due 09/01/00 to 06/01/27 with an aggregate market value at 08/31/97 of $306,000,589.
(n) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,188,000. Collateralized by $340,004,979 U.S. Government obligations, 0% to 9.00% due 04/15/98 to 11/01/35 with an aggregate market value at 08/31/97 of $306,000,024.
(o) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $304,538,273 U.S. Government obligations, 6.029% to 9.00% due 06/01/09 to 09/01/36 with an aggregate market value at 08/31/97 of $307,989,473.
(p) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $124,224,000 U.S. Government obligations, 0% to 8.28% due 03/12/99 to 01/10/25 with an aggregate market value at 08/31/97 of $102,000,492.
(q) Repurchase agreement entered into 08/29/97 with a maturing value of $200,124,667. Collateralized by $370,666,000 U.S. Government obligations, 0% to 10.70% due 11/24/97 to 07/15/43 with an aggregate market value at 08/31/97 of $204,000,310.
(r) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $5,545,362,085
------------------------------------------------------------------------
Repurchase agreements                                      1,340,494,557
------------------------------------------------------------------------
Interest receivable                                            1,248,628
------------------------------------------------------------------------
Investment for deferred compensation plan                         79,009
------------------------------------------------------------------------
Other assets                                                     961,282
------------------------------------------------------------------------
  Total assets                                             6,888,145,561
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   32,767,074
------------------------------------------------------------------------
  Deferred compensation                                           79,009
------------------------------------------------------------------------
Accrued advisory fees                                            333,910
------------------------------------------------------------------------
Accrued distribution fees                                        189,175
------------------------------------------------------------------------
Accrued transfer agent fees                                       53,683
------------------------------------------------------------------------
Accrued operating expenses                                        12,076
------------------------------------------------------------------------
  Total liabilities                                           33,434,927
------------------------------------------------------------------------

NET ASSETS                                                $6,854,710,634

========================================================================

NET ASSETS:

Institutional Class                                       $5,593,043,187
========================================================================
Private Investment Class                                  $  235,446,842
========================================================================
Personal Investment Class                                 $   97,215,227
========================================================================
Cash Management Class                                     $  767,304,427
========================================================================
Resource Class                                            $  161,700,951
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                        5,593,048,358
========================================================================
Private Investment Class                                     235,447,059
========================================================================
Personal Investment Class                                     97,215,317
========================================================================
Cash Management Class                                        767,305,136
========================================================================
Resource Class                                               161,701,102
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $393,373,373
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            4,007,070
-------------------------------------------------------------------
Custodian fees                                             283,138
-------------------------------------------------------------------
Administrative services fees                               114,738
-------------------------------------------------------------------
Directors' fees and expenses                                44,129
-------------------------------------------------------------------
Transfer agent fees                                        645,673
-------------------------------------------------------------------
Filing fees                                                548,666
-------------------------------------------------------------------
Distribution fees (Note 2)                               2,633,445
-------------------------------------------------------------------
Other                                                      482,093
-------------------------------------------------------------------
  Total expenses                                         8,758,952
-------------------------------------------------------------------
Less: Fee waivers and expense reimbursements              (855,442)
-------------------------------------------------------------------
  Net expenses                                           7,903,510
-------------------------------------------------------------------
Net investment income                                  385,469,863
-------------------------------------------------------------------
Net realized gain on sales of investments                    2,155
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $385,472,018
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                  1997            1996
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  385,469,863  $  281,830,371
----------------------------------------------------------------------------
 Net realized gain on sales of investments            2,155           3,560
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   385,472,018     281,833,931
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (334,619,312)   (246,851,973)
----------------------------------------------------------------------------
  Private Investment Class                      (11,638,406)     (9,968,819)
----------------------------------------------------------------------------
  Personal Investment Class                      (4,703,034)     (5,550,980)
----------------------------------------------------------------------------
  Cash Management Class                         (28,088,448)    (16,317,285)
----------------------------------------------------------------------------
  Resource Class                                 (6,420,663)     (3,141,314)
----------------------------------------------------------------------------
Capital stock transactions-net                  702,760,124   1,950,864,683
----------------------------------------------------------------------------
  Net increase in net assets                    702,762,279   1,950,868,243
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         6,151,948,355   4,201,080,112
----------------------------------------------------------------------------
  End of period                              $6,854,710,634  $6,151,948,355
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $6,854,716,972  $6,151,956,848
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (8,493)
----------------------------------------------------------------------------
                                             $6,854,710,634  $6,151,948,355
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 During the year ended August 31, 1997, AIM voluntarily reimbursed expenses of $4,400.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Portfolio reimbursed AIM $114,738 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1997, the Portfolio paid AIFS $645,673 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class may pay FMC up to a maximum annual rate of 0.50%, 0.75%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1997, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $684,755, $480,510, $421,577 and $195,561, respectively, as compensation under the Plan. FMC waived fees of $851,042 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, AIFS and AFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $19,291 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1997 and 1996 were as follows:

                                     1997                              1996
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class    77,017,818,307  $77,017,818,307   47,809,368,885  $47,809,368,885
------------------------------------------------------------------------------------------
  Private Investment
   Class                  1,686,727,915    1,686,727,915    1,712,695,255    1,712,695,255
------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,399,754,929    1,399,754,929      976,763,335      976,763,335
------------------------------------------------------------------------------------------
  Cash Management Class   6,007,746,062    6,007,746,062    2,572,268,560    2,572,268,560
------------------------------------------------------------------------------------------
  Resource Class*         2,959,856,289    2,959,856,289    1,501,999,293    1,501,999,293
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        20,826,765       20,826,765        8,231,944        8,231,944
------------------------------------------------------------------------------------------
  Private Investment
   Class                      6,892,975        6,892,975        6,300,025        6,300,025
------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,636,763        4,636,763        5,517,924        5,517,924
------------------------------------------------------------------------------------------
  Cash Management Class      19,021,334       19,021,334       12,713,851       12,713,851
------------------------------------------------------------------------------------------
  Resource Class*             3,857,837        3,857,837          892,705          892,705
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (76,710,204,729) (76,710,204,729) (46,305,697,661) (46,305,697,661)
------------------------------------------------------------------------------------------
  Private Investment
   Class                 (1,667,619,183)  (1,667,619,183)  (1,663,828,112)  (1,663,828,112)
------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,419,820,390)  (1,419,820,390)    (969,266,851)    (969,266,851)
------------------------------------------------------------------------------------------
  Cash Management Class  (5,766,709,619)  (5,766,709,619)  (2,272,214,579)  (2,272,214,579)
------------------------------------------------------------------------------------------
  Resource Class*        (2,860,025,131)  (2,860,025,131)  (1,444,879,891)  (1,444,879,891)
------------------------------------------------------------------------------------------
Net increase                702,760,124  $   702,760,124    1,950,864,683  $ 1,950,864,683
===========================================================================================

* The Resource Class commenced operations on January 16, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the Cash Management Class during each of years in the three-year period ended August 31, 1996 and the period June 30, 1994 (date operations commenced) through August 31, 1994.

                                      1997         1996      1995    1994
                                    --------     --------  --------  -----
Net asset value, beginning of
 period                             $   1.00     $   1.00  $   1.00  $1.00
----------------------------------  --------     --------  --------  -----
Income from investment operations:
  Net investment income                 0.05         0.05      0.06   0.01
----------------------------------  --------     --------  --------  -----
Less distributions:
  Dividends from net investment
   income                              (0.05)       (0.05)    (0.06) (0.01)
----------------------------------  --------     --------  --------  -----
Net asset value, end of period      $   1.00     $   1.00  $   1.00  $1.00
==================================  ========     ========  ========  =====
Total return                            5.45%        5.55%     5.71%  4.34%(a)
==================================  ========     ========  ========  =====
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                           $767,304     $507,247  $194,479   $372
==================================  ========     ========  ========  =====
Ratio of expenses to average net
 assets(b)                              0.17%(c)     0.17%     0.17%  0.14%(a)
==================================  ========     ========  ========  =====
Ratio of net investment income to
 average net assets(d)                  5.33%(c)     5.38%     5.69%  4.26%(a)
==================================  ========     ========  ========  =====

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.32%, and 0.67% (annualized) for the periods 1997-1994, respectively.
(c) Ratios are based on average net assets of $526,970,789.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.31%, 5.36%, 5.54%, and 3.73% (annualized) for the periods 1997-1994, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period June 30, 1994 (date operations commenced) through August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period June 30, 1994 (date operations commenced) through August 31, 1994, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

Shown below are the financial highlights for a share of capital stock outstanding of the Institutional Class during each of the years in the five-year period ended August 31, 1997.

                            1997           1996        1995        1994        1993
                         ----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
-----------------------  ----------     ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income        0.05           0.05        0.06        0.04        0.03
-----------------------  ----------     ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income          (0.05)         (0.05)      (0.06)      (0.04)      (0.03)
-----------------------  ----------     ----------  ----------  ----------  ----------
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
=======================  ==========     ==========  ==========  ==========  ==========
Total return                   5.54%          5.64%       5.80%       3.64%       3.20%
=======================  ==========     ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $5,593,043     $5,264,601  $3,752,693  $4,080,753  $4,349,945
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets            0.09%(a)       0.09%       0.09%       0.08%       0.07%
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of net investment
 income to
 average net assets            5.40%(a)       5.48%       5.64%       3.58%       3.15%
=======================  ==========     ==========  ==========  ==========  ==========

(a) Ratios are based on average net assets of $6,200,589,926.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

Shown below are the financial highlights for a share of capital stock outstanding of the Personal Investment Class during each of the years in the five-year period ended August 31, 1997.

                                  1997         1996      1995     1994   1993
                                 -------     ---------  -------  ------  -----
Net asset value, beginning of
 period                          $  1.00     $    1.00  $  1.00  $ 1.00  $1.00
-------------------------------  -------     ---------  -------  ------  -----
Income from investment
 operations:
  Net investment income             0.05          0.05     0.05    0.03   0.03
-------------------------------  -------     ---------  -------  ------  -----
Less distributions:
  Dividends from net investment
   income                          (0.05)        (0.05)   (0.05)  (0.03) (0.03)
-------------------------------  -------     ---------  -------  ------  -----
Net asset value, end of period   $  1.00     $    1.00  $  1.00  $ 1.00  $1.00
-------------------------------  -------     ---------  -------  ------  -----
Total return                        5.01%         5.11%    5.27%   3.12%  2.74%
-------------------------------  -------     ---------  -------  ------  -----
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                        $97,215      $112,645  $99,630  $3,065   $904
-------------------------------  -------     ---------  -------  ------  -----
Ratio of expenses to average
 net assets(a)                      0.59%(b)      0.59%    0.59%   0.58%  0.52%
-------------------------------  -------     ---------  -------  ------  -----
Ratio of net investment income
 to average net assets(c)           4.89%(b)      4.99%    5.23%   3.34%  2.71%
-------------------------------  -------     ---------  -------  ------  -----

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.84%, 0.89%, 0.86%, 2.39%, and 2.33%, for the periods 1997-1993, respectively.
(b) Ratios are based on average net assets of $96,102,068.
(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.64%, 4.69%, 4.96%, 1.53%, and 0.90%, for the periods 1997-1993, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

Shown below are the financial highlights for a share of capital stock outstanding of the Private Investment Class during each of the years in the four-year period ended August 31, 1997 and the period July 8, 1993 (date operations commenced) through August 31, 1993.

                           1997         1996      1995     1994     1993
                         --------     --------  --------  -------  -------
Net asset value,
 beginning of period     $   1.00     $   1.00  $   1.00  $  1.00  $  1.00
-----------------------  --------     --------  --------  -------  -------
Income from investment
 operations:
  Net investment income      0.05         0.05      0.05     0.03     0.03
-----------------------  --------     --------  --------  -------  -------
Less distributions:
  Dividends from net
   investment income        (0.05)       (0.05)    (0.05)   (0.03)   (0.03)
-----------------------  --------     --------  --------  -------  -------
Net asset value, end of
 period                  $   1.00     $   1.00  $   1.00  $  1.00  $  1.00
=======================  ========     ========  ========  =======  =======
Total return                 5.21%        5.32%     5.48%    3.33%    3.24%(a)
=======================  ========     ========  ========  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $235,447     $209,443  $154,278  $30,834  $17,857
=======================  ========     ========  ========  =======  =======
Ratio of expenses to
 average net assets(b)       0.39%(c)     0.39%     0.39%    0.38%    0.37%(a)
=======================  ========     ========  ========  =======  =======
Ratio of net investment
 income to average net
 assets(d)                   5.10%(c)     5.20%     5.50%    3.32%    2.85%(a)
=======================  ========     ========  ========  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.60%, 1.38% and 0.57% (annualized) for the periods 1997-
    1993, respectively.
(c) Ratios are annualized and based on average net assets of $228,251,467.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.90%, 5.00%, 5.29%, 2.32% and 2.65% (annualized) for the periods 1997-1993, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period July 8, 1993 (date operations commenced) through August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period July 8, 1993 (date operations commenced) through August 31, 1993, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

Shown below are the financial highlights for a share of capital stock outstanding of the Resource Class during the year ended August 31, 1997 and the period January 16, 1996 (date operations commenced) through August 31, 1996.

                                                 1997        1996
                                               --------     -------
Net asset value, beginning of period           $   1.00     $  1.00
---------------------------------------------  --------     -------
Income from investment operations:
  Net investment income                            0.05        0.03
---------------------------------------------  --------     -------
Less distributions:
  Dividends from net investment income           (0.05)       (0.03)
---------------------------------------------  --------     -------
Net asset value, end of period                 $   1.00     $  1.00
=============================================  ========     =======
Total return                                       5.36%       5.23%(a)
=============================================  ========     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $161,701     $58,012
=============================================  ========     =======
Ratio of expenses to average net assets(b)         0.25%(c)    0.25%(a)
=============================================  ========     =======
Ratio of net investment income to average net
 assets(d)                                         5.25%(c)    5.18%(a)
=============================================  ========     =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.29% and 0.29% (annualized), for the periods 1997-1996, respectively.
(c) Ratios are based on average net assets of $122,225,567.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.21% and 5.14% (annualized), for the periods 1997-1996, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended August 31, 1997 and the period January 16, 1996 (date operations commenced) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended August 31, 1997 and the period January 16, 1996 (date operations commenced) through August 31, 1996, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997


SHORT-TERM
INVESTMENTS CO.
                             Prospectus
----------------------------------------------------------------------------------------------------------

LIQUID ASSETS
PORTFOLIO                      The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose investment objective is to provide as high a level of current income as is
CASH                         consistent with the preservation of capital and liquidity. The Portfolio seeks
MANAGEMENT                   to achieve its objective by investing in high quality money market instruments
CLASS                        such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements.
DECEMBER 17, 1997

                               The Portfolio is a series portfolio of Short-Term Investments Co. (the
                             "Fund"), an open-end diversified series management investment company. This
                             Prospectus relates solely to the Cash Management Class of the Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.


                               THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                             EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE
                             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                             A CRIMINAL OFFENSE.

                               THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                             SHOULD KNOW BEFORE INVESTING IN SHARES OF THE CASH MANAGEMENT CLASS OF THE
                             PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                             ADDITIONAL INFORMATION DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                             STATES SECURITIES AND EXCHANGE COMMISSION (THE"SEC") AND IS HEREBY INCORPORATED
                             BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT
                             CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7745. THE SEC MAINTAINS A
                             WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL
                             INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION
                             REGARDING THE FUND.

                               THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                             ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                             GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                             THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                             THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                             SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE
[LOGO APPEARS HERE]          LOSS OF PRINCIPAL.
Fund Management Company

11 Greenway Plaza

Suite 100
Houston, TX 77046-1173
(800) 877-7745


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Cash Management Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Institutional Class, the Private Investment Class and the MSTC Cash Reserves Class. Such classes have different distribution arrangements designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a

Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "-- Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay up to .10% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES--CASH MANAGEMENT CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET AS-
 SETS)--CASH MANAGEMENT CLASS
 Management Fees (after waivers)**....................................... 0.04%
 12b-1 Fees (after waivers)**............................................ 0.08%
 Other Expenses.......................................................... 0.03%
                                                                          ----
 Total Operating Expenses--Cash Management Class**....................... 0.15%
                                                                          ====

------
* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

** Had there been no waivers, Management Fees, 12b-1 Fees and Total Operating
   Expenses would be 0.15%, 0.10% and 0.28%, respectively.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

      1 year........................................................... $ 2
      3 years.......................................................... $ 5
      5 years.......................................................... $ 8
      10 years......................................................... $19

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) Expenses have been restated to reflect current fee waivers. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Cash Management Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") during the year ended August 31, 1997 and for the period January 17, 1996 (date operations commenced) through August 31, 1996. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                  JANUARY 17,
                                                                     1996
                                                                 (COMMENCEMENT
                                                                      OF
                                                                  OPERATIONS)
                                                                 TO AUGUST 31,
                                                      1997           1996
                                                     -------     -------------
Net asset value, beginning of period................ $  1.00        $  1.00
Income from investment operations:
  Net investment income.............................    0.05           0.03
                                                     -------        -------
Less distributions:
  Dividends from net investment income..............   (0.05)         (0.03)
                                                     -------        -------
Net asset value, end of period...................... $  1.00        $  1.00
                                                     =======        =======
Total return........................................    5.50%          5.36%(a)
                                                     =======        =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)............ $83,487        $53,209
                                                     =======        =======
Ratio of expenses to average net assets(b)..........    0.15%(c)       0.10%(a)
                                                     =======        =======
Ratio of net investment income to average net
 assets(d)..........................................    5.38%(c)       5.27%(a)
                                                     =======        =======

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.28% and 0.34% (annualized), for the periods 1997-1996, respectively.

(c) Ratios are based on average net assets of $87,629,028.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.25% and 5.03% (annualized), for the periods 1997-1996, respectively.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000,000. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations. It is expected that the shares of the Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. The minimum initial investment is $1,000,000.

  Investors in the shares of the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the shares of the Class. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, taxable municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.


  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Cash Management Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "Cash Management Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $1,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Account Applications may be obtained from the Transfer Agent. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling FMC at (800) 877-7745. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.59% and 5.74%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages, advises or administers 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees with respect to the Portfolio which represented 0.04% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.15% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.10% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 19, 1993. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into nine classes, of which four represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997, Oppenheimer & Co. was the owner of record of 42.04%, and Mellon Bank was the owner of record of 25.65%, of the outstanding shares of the Class. As long as each of Oppenheimer & Co. and Mellon Bank owns over 25% of such shares, it may be presumed to be in "control" of the Cash Management Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM INVESTMENTS CO.                             PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                          December 17, 1997
(800) 877-7745
                                                       SHORT-TERM
INVESTMENT ADVISOR                                  INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                         ------------
Houston, Texas 77046-1173
(713) 626-1919                                  LIQUID ASSETS PORTFOLIO

DISTRIBUTOR                                          ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                     CASH MANAGEMENT CLASS
Houston, Texas 77046-1173
(800) 877-7745                                     TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                              PAGE
Houston, Texas 77002                                                       ----
CUSTODIAN                                Summary..........................   2
THE BANK OF NEW YORK
90 Washington Street                     Table of Fees and Expenses.......   4
11th Floor
New York, New York 10286                 Financial Highlights.............   5

TRANSFER AGENT                           Suitability For Investors........   5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 100             Investment Program...............   5
Houston, Texas 77046-1173
                                         Purchase of Shares...............   9

                                         Redemption of Shares.............  10

  NO PERSON HAS BEEN AUTHORIZED TO GIVE  Dividends........................  11
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS    Taxes............................  12
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND    Net Asset Value..................  12
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED       Yield Information................  13
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS            Reports to Shareholders..........  13
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY         Management of the Fund...........  13
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                        General Information..............  16

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------



SHORT-TERM
INVESTMENTS CO.
                             Prospectus
----------------------------------------------------------------------------------------------------------

LIQUID ASSETS
PORTFOLIO                      The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose investment objective is to provide as high a level of current income as is
INSTITUTIONAL                consistent with the preservation of capital and liquidity. The Portfolio seeks
CLASS                        to achieve its objective by investing in high quality money market instruments such as U.S. Government obligations, bank obligations, commercial instruments
DECEMBER 17, 1997            and repurchase agreements.

                               The Portfolio is a series portfolio of Short-Term Investments Co. (the
                             "Fund"), an open-end diversified series management investment company. This
                             Prospectus relates solely to the Institutional Class of the Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.




                               THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                             EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE
                             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                             A CRIMINAL OFFENSE.

                               THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                             SHOULD KNOW BEFORE INVESTING IN SHARES OF THE INSTITUTIONAL CLASS OF THE
                             PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                             ADDITIONAL INFORMATION DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                             STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                             INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL
                             INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 659-1005.
                             THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT
                             OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER
                             INFORMATION REGARDING THE FUND.

                               THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                             ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                             GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                             THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                             THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                             SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE
[LOGO APPEARS HERE]          LOSS OF PRINCIPAL.
Fund Management Company

11 Greenway Plaza

Suite 100
Houston, TX 77046-1173
(800) 659-1005


                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Institutional Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Cash Management Class, the Private Investment Class and the MSTC Cash Reserves Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $10,000,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "--Administrator."

Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information -- Transfer Agent and Custodian."



DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. FMC does not receive any fee for distribution services from the Fund with respect to the shares of the Class. See "Management of the Fund--Distributor."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES



SHAREHOLDER TRANSACTION EXPENSES--INSTITUTIONAL CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................. None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)........................................................ None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable).................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable)..... None
 Exchange Fee............................................................ None
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET AS-
 SETS)--INSTITUTIONAL CLASS
 Management Fees**....................................................... 0.04%
 12b-1 Fees.............................................................. None
 Other Expenses.......................................................... 0.02%
                                                                          ----
 Total Operating Expenses--Institutional Class **........................ 0.06%
                                                                          ====

------
* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.
** Had there been no fee waivers, Management Fees and Total Operating Expenses would have been 0.15% and 0.18%, respectively.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

       1 year.......................................................... $ 1
       3 years......................................................... $ 2
       5 years......................................................... $ 3
      10 years......................................................... $ 8

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) Expenses have been restated to reflect current fee waivers. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Institutional Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for each of the years in the three-year period ended August 31, 1997 and the period November 4, 1993 (date operations commenced) through August 31, 1994. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                NOVEMBER 4,1993
                                                                 (COMMENCEMENT
                                                                OF OPERATIONS)
                                                                 TO AUGUST 31,
                            1997           1996        1995          1994
                         ----------     ----------  ----------  ---------------
Net asset value,
 beginning of period.... $     1.00     $     1.00  $     1.00    $     1.00
Income from investment
 operations:
  Net investment income.       0.05           0.06        0.06          0.03
                         ----------     ----------  ----------    ----------
Less distributions:
  Dividends from net
   investment income....      (0.05)         (0.06)      (0.06)        (0.03)
                         ----------     ----------  ----------    ----------
Net asset value, end of
 period................. $     1.00     $     1.00  $     1.00    $     1.00
                         ==========     ==========  ==========    ==========
Total return............       5.58%          5.68%       5.83%         3.83%(a)
                         ==========     ==========  ==========    ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted).. $3,787,357     $1,988,755  $1,287,463    $1,028,350
                         ==========     ==========  ==========    ==========
Ratio of expenses to
 average net assets(b)..       0.06%(d)       0.03%       0.11%         0.05%(a)
                         ==========     ==========  ==========    ==========
Ratio of net investment
 income to average net
 assets(c)..............       5.46%(d)       5.52%       5.69%         3.85%(a)
                         ==========     ==========  ==========    ==========

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.18% for the periods 1997-1994 annualized, respectively.

(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.34%, 5.37%, 5.62% and 3.72% (annualized) for the periods 1997-1994, respectively.

(d) Ratios are based on average net assets of $2,740,680,327.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by institutions, particularly banks, as a convenient and economical vehicle in which to invest short-term cash reserves in an open-end diversified money market fund. The minimum initial investment is $10,000,000. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. However, these expenses are expected to be relatively small due primarily to the following factors: the Class will have a small number of shareholders who do not need many of the services provided by other money market investment companies, thereby resulting in lower transfer agent fees and cost for printing reports and proxy statements; sales of the shares of the Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees; and the relatively low investment advisory fee paid to AIM. It is anticipated that most investors will perform their own subaccounting; however, subaccounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, taxable municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.





  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Institutional Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "Institutional Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $10,000,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Account Applications may be obtained from the Transfer Agent. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling FMC at (800) 659-1005. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.67% and 5.83%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group, Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages, advises or administers 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees with respect to the Portfolio which represented 0.04% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.06% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. FMC does not receive any fee for distribution services from the Fund with respect to the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into nine classes, of which four represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest. The Fund will not normally hold annual shareholders' meetings

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------

SHORT-TERM INVESTMENTS CO.                             PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                          December 17, 1997
(800) 659-1005
                                                       SHORT-TERM
INVESTMENT ADVISOR                                  INVESTMENTS CO.
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                         ------------
Houston, Texas 77046-1173
(713) 626-1919                                  LIQUID ASSETS PORTFOLIO

DISTRIBUTOR                                          ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                      INSTITUTIONAL CLASS
Houston, Texas 77046-1173
(800) 659-1005                                     TABLE OF CONTENTS

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                                            PAGE
Houston, Texas 77002                                                     ----
CUSTODIAN                                Summary........................   2
THE BANK OF NEW YORK
90 Washington Street                     Table of Fees and Expenses.....   4
11th Floor
New York, New York 10286                 Financial Highlights...........   5

TRANSFER AGENT                           Suitability For Investors......   5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 100             Investment Program.............   6
Houston, Texas 77046-1173
                                         Purchase of Shares.............  10

                                         Redemption of Shares...........  11

                                         Dividends......................  11
  NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY           Taxes..........................  12
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE        Net Asset Value................  13
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR    Yield Information..............  13
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE    Reports to Shareholders........  13
FUND OR THE DISTRIBUTOR. THIS PROSPECTUS
DOES NOT CONSTITUTE AN OFFER IN ANY      Management of the Fund.........  14
JURISDICTION TO ANY PERSON TO WHOM SUCH
OFFERING MAY NOT LAWFULLY BE MADE.       General Information............  15

--------------------------------------   -------------------------------------
--------------------------------------   -------------------------------------


SHORT-TERM
INVESTMENTS CO.
                           Prospectus
------------------------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS                The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose
PORTFOLIO                  investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve
PRIVATE                    its objective by investing in high quality money market instruments such
INVESTMENT                 as U.S. Government obligations, bank obligations, commercial instruments and
CLASS                      repurchase agreements.

DECEMBER 17, 1997            The Portfolio is a series portfolio of Short-Term Investments Co. (the
                           "Fund"), an open-end diversified series management investment company. This
                           Prospectus relates solely to the Private Investment Class of the Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.


                             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                           EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                           IS A CRIMINAL OFFENSE.

                             THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR
                           SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PRIVATE INVESTMENT CLASS OF THE
                           PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                           ADDITIONAL INFORMATION DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED
                           STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY
                           INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION
                           WITHOUT CHARGE, WRITE TO THE ADDRESS BELOW OR CALL (800) 877-7748. THE SEC MAINTAINS
                           A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION,
                           MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND.

                             THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                           THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT
                           THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
[LOGO APPEARS HERE]        SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
Fund Management Company    LOSS OF PRINCIPAL.

11 Greenway Plaza

Suite 100
Houston, TX 77046-1173
(800) 877-7748

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the Private Investment Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Institutional Class, the Cash Management Class and the MSTC Cash Reserves Class. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which institutions, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made in federal funds on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a

Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund--Investment Advisor" and "-- Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay up to .50% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES--PRIVATE INVESTMENT CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...............................................................  None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)......................................................  None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable)..................................  None
 Redemption Fees (as a percentage of amount redeemed, if applicable)...  None
 Exchange Fee..........................................................  None
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET AS-
 SETS)--PRIVATE INVESTMENT CLASS
 Management Fees (after waivers).......................................  0.04%**
 12b-1 Fees (after waivers)***.........................................  0.30%**
 Other Expenses........................................................  0.02%
                                                                         ----
 Total Operating Expenses--Private Investment Class....................  0.36%
                                                                         ====

------
* Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank or other financial institution for various services.

** The fees and expenses set forth in the tables are based on average net assets of the Class' and current fee waivers. Had there been no waivers, Management Fees, 12b-1 Fees and Total Operating Expenses would be 0.15%, 0.50% and 0.68% respectively.
*** As a result of 12b-1 fees, a long-term shareholder of the Class may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

      1 year........................................................... $ 4
      3 years.......................................................... $12
      5 years.......................................................... $20
      10 years......................................................... $46

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) Expenses have been restated to reflect current fee waivers. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--Private Investment Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") during the year ended August 31, 1997 and for the period February 16, 1996 (date operations commenced) through August 31, 1996. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                              FEBRUARY 16, 1996
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                   1997        AUGUST 31, 1996
                                                  -------     -----------------
Net asset value, beginning of period............. $  1.00          $  1.00
Income from investment operations:
  Net investment income..........................    0.05             0.03
                                                  -------          -------
Less distributions:
  Dividends from net investment income...........   (0.05)           (0.03)
                                                  -------          -------
Net asset value, end of period................... $  1.00          $  1.00
                                                  =======          =======
Total return.....................................    5.27%            5.10%(a)
                                                  =======          =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)......... $70,856          $44,981
                                                  =======          =======
Ratio of expenses to average net assets(b) ......    0.36%(c)         0.32%(a)
                                                  =======          =======
Ratio of net investment income to average net
 assets(d) ......................................    5.16%(c)         5.04%(a)
                                                  =======          =======

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.68% and 0.69% (annualized), for the periods 1997-1996, respectively.

(c) Ratios are based on average net assets of $56,842,586.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.84% and 4.67% (annualized), for the periods 1997-1996, respectively.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $10,000. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class. It is anticipated that most investors will perform their own sub-accounting; however, sub-accounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                               INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, taxable municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, certificates of deposit, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account. (The total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks and other institutions may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Private Investment Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "Private Investment Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $10,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Account Applications may be obtained from the Transfer Agent. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions.

Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Portfolio are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.


                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling FMC at (800) 877-7748. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the

Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.37% and 5.51%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages, advises or administers 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees with respect to the Portfolio which represented 0.04% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.36% of the Class' average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.


FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and is a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.50% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. Payments to dealers and other financial institutions in excess of 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 19, 1993. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into nine classes, of which four represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997, Mellon Bank was the owner of record of 81.93% of the outstanding shares of the Class. As long as Mellon Bank owns over 25% of such shares, it may be presumed to be in "control" of the Private Investment Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286 acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7748.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

-------------------------------------    ---------------------------------------
-------------------------------------    ---------------------------------------

SHORT-TERM INVESTMENTS CO.
11 Greenway Plaza, Suite 100                            PROSPECTUS
Houston, Texas 77046-1173
(800) 877-7748                                      December 17, 1997

INVESTMENT ADVISOR                                      SHORT-TERM
A I M ADVISORS, INC.                                 INVESTMENTS CO.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                             ------------
(713) 626-1919
                                                 LIQUID ASSETS PORTFOLIO
DISTRIBUTOR
FUND MANAGEMENT COMPANY                               ------------
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                        PRIVATE INVESTMENT CLASS
(800) 877-7748
                                                    TABLE OF CONTENTS
AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002                                                        PAGE
                                                                            ----
CUSTODIAN
THE BANK OF NEW YORK                     Summary...........................   2
90 Washington Street
11th Floor                               Table of Fees and Expenses........   4
New York, New York 10286
                                         Financial Highlights..............   5
TRANSFER AGENT
A I M INSTITUTIONAL FUND SERVICES, INC.  Suitability For Investors.........   5
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                Investment Program................   5

                                         Purchase of Shares................   9

                                         Redemption of Shares..............  10

  NO PERSON HAS BEEN AUTHORIZED TO GIVE  Dividends.........................  11
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS    Taxes.............................  12
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND    Net Asset Value...................  12
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED       Yield Information.................  12
UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR THE DISTRIBUTOR. THIS            Reports to Shareholders...........  13
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY         Management of the Fund............  13
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                        General Information...............  16

-------------------------------------    ---------------------------------------
-------------------------------------    ---------------------------------------

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                          SHORT-TERM INVESTMENTS CO.

                            LIQUID ASSETS PORTFOLIO

                            (CASH MANAGEMENT CLASS)

                             (INSTITUTIONAL CLASS)

                          (PRIVATE INVESTMENT CLASS)



                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                (800) 659-1005



                             --------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
              IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS
     OF THE ABOVE NAMED FUNDS, COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005


                             --------------------


STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1997 RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE LIQUID ASSETS PORTFOLIO:
CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 17, 1997, INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 17, 1997 AND PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 17, 1997

                               TABLE OF CONTENTS


                                                                            Page

INTRODUCTION.................................................................  1

GENERAL INFORMATION ABOUT THE FUND...........................................  1
  The Fund and Its Shares....................................................  1
  Directors and Officers.....................................................  3
  Remuneration of Directors..................................................  7
  AIM Funds Retirement Plan for Eligible Directors/Trustees..................  8
  Deferred Compensation Agreements...........................................  9
  Investment Advisor......................................................... 10
  Administrator.............................................................. 11
  Expenses................................................................... 11
  Transfer Agent and Custodian............................................... 12
  Reports.................................................................... 12
  Fee Waivers................................................................ 12
  Principal Holders of Securities............................................ 12

PURCHASES AND REDEMPTIONS.................................................... 17
  Net Asset Value Determination.............................................. 17
  The Distribution Agreement................................................. 17
  Distribution Plan.......................................................... 18
  Banking Regulations........................................................ 18
  Performance Information.................................................... 19
  Redemptions in Kind........................................................ 20

INVESTMENT PROGRAM AND RESTRICTIONS.......................................... 20
  Eligible Securities........................................................ 20
  Commercial Paper Ratings................................................... 20
  Bond Ratings............................................................... 21
  Repurchase Agreements...................................................... 23
  Investment Restrictions.................................................... 23

PORTFOLIO TRANSACTIONS....................................................... 24

TAX MATTERS.................................................................. 26
  Qualification as a Regulated Investment Company............................ 26
  Excise Tax On Regulated Investment Companies............................... 27
  Portfolio Distributions.................................................... 27
  Sale or Redemption of Shares............................................... 27
  Foreign Shareholders....................................................... 28
  Effect of Future Legislation; Local Tax Considerations..................... 28

FINANCIAL STATEMENTS......................................................... FS

                                 INTRODUCTION

     The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 17, 1997, the Institutional Class Prospectus dated December 17, 1997, and the Private Investment Class Prospectus dated December 17, 1997 (each a "Prospectus") . Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Prime Portfolio (together, the "Portfolios"). The Prime Portfolio consists of five classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following four classes of shares: Cash Management Class, MSTC Cash Reserves Class, Institutional Class and Private Investment Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectuses relate to all shares of the Portfolio except the MSTC Cash Reserve Class. Shares of the MSTC Cash Reserves Class and the classes of the Prime Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

     Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Charter of the Fund authorizes the issuance of 50 billion shares with a par value of $.001 each, of which 19 billion shares represent an interest in the Portfolio (or class thereof) and 22 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such Portfolio (or class) with each other share of that Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that Portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

     The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of the Portfolios are segregated and each Portfolio is charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

     The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and officers of the Fund and their principal occupations during at least the last five years are set forth below.



                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------

*CHARLES T. BAUER (78)           Director and      Chairman of the Board of Directors,
11 Greenway Plaza, Suite 100     Chairman          A I M Management Group Inc.,
Houston, TX 77046                                  A I M Advisors, Inc., A I M Capital
                                                   Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc., A I M Institutional
                                                   Fund Services, Inc. and Fund Management
                                                   Company; and Vice Chairman and Director,
                                                   AMVESCAP PLC.



BRUCE L. CROCKETT (53)           Director          Director, ACE Limited (insurance company).
906 Frome Lane                                     Formerly, Director, President and Chief
McLean, VA 22102                                   Executive Officer, COMSAT Corporation;
                                                   and Chairman, Board of Governors of
                                                   INTELSAT (international communications
                                                   company).



OWEN DALY II (73)                Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                               Corp., Monumental Life Insurance Company
                                                   and Monumental General Insurance
                                                   Company; and Chairman of the Board of
                                                   Equitable Bancorporation.



JACK M. FIELDS (45)              Director          Formerly, Member of the U.S. House of
Texana Global, Inc.                                Representatives.
8810 Will Clayton Parkway
Jetero Plaza, Suite E
Humble, TX 77338


---------------------------------

*  A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.


                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------

**CARL FRISCHLING (60)            Director         Partner, Kramer, Levin, Naftalis & Frankel
919 Third Avenue                                   (law firm); and Director, ERD Waste, Inc.
New York, NY  10022                                (waste management company), Aegis
                                                   Consumer Finance (auto leasing company)
                                                   and Lazard Funds, Inc. (investment
                                                   companies).  Formerly, Partner, Reid &
                                                   Priest (law firm); and, prior thereto, Partner,
                                                   Spengler Carlson Gubar Brodsky &
                                                   Frischling (law firm).

*ROBERT H. GRAHAM  (51)          Director and      Director, President and Chief Executive
11 Greenway Plaza, Suite 100    President          Officer, A I M Management Group Inc.;
Houston, TX  77046                                 Director and President, A I M Advisors, Inc.;
                                                   Director and Senior Vice President,
                                                   A I M Capital Management, Inc.,
                                                   A I M Distributors, Inc., A I M Fund Services,
                                                   Inc., A I M Institutional Fund Services, Inc.
                                                   and Fund Management Company; Director,
                                                   AMVESCAP PLC; and Chairman of the
                                                   Board of Directors of AIM Funds Group
                                                   Canada Inc.

JOHN F. KROEGER (73)             Director          Director, Flag Investors International Fund,
37 Pippins Way                                     Inc., Flag Investors Emerging Growth Fund,
Morristown, NJ  07960                              Inc., Flag Investors Telephone Income Fund,
                                                   Inc., Flag Investors Equity Partners  Fund,
                                                   Inc., Total Return U.S. Treasury Fund, Inc.,
                                                   Flag Investors Intermediate Term Income
                                                   Fund, Inc., Managed Municipal Fund, Inc.,
                                                   Flag Investors Value Builder Fund, Inc., Flag
                                                   Investors Maryland Intermediate Tax-Free
                                                   Income Fund, Inc., Flag Investors Real
                                                   Estate Securities Fund, Inc., Alex. Brown
                                                   Cash Reserve Fund, Inc. and North
                                                   American Government Bond Fund, Inc.
                                                   (investment companies).  Formerly,
                                                   Consultant, Wendell & Stockel Associates,
                                                   Inc. (consulting firm).

---------------------------------

**   A director who is an "interested person" of the Fund as defined in the 1940 Act.
*    A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.


                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------

LEWIS F. PENNOCK  (55)           Director          Attorney in private practice in Houston,
6363 Woodway, Suite 825                            Texas.
Houston, TX  77057

IAN W. ROBINSON (74)             Director          Formerly, Executive Vice President and Chief
183 River Drive                                    Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                Services, Inc. (provider of centralized
                                                   management services to telephone
                                                   companies); Executive Vice President, Bell
                                                   Atlantic Corporation (parent of seven
                                                   telephone companies); and Vice President
                                                   and Chief Financial Officer, Bell Telephone
                                                   Company of Pennsylvania and Diamond
                                                   State Telephone Company.

LOUIS S. SKLAR (58)              Director          Executive Vice President, Development and
Transco Tower, 50th Floor                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                Partnership (real estate development).
Houston, TX  77056

*JOHN J. ARTHUR  (53)            Senior Vice       Director, Senior Vice President and
11 Greenway Plaza, Suite 100     President and     Treasurer, A I M Advisors, Inc.; and Vice
Houston, TX 77046                Treasurer         President and Treasurer, A I M Management
                                                   Group Inc., A I M Capital Management, Inc.,
                                                   A I M Distributors, Inc., A I M Fund Services,
                                                   Inc., A I M Institutional Fund Services, Inc.
                                                   and Fund Management Company.

GARY T. CRUM  (50)               Senior Vice       Director and President, A I M Capital
11 Greenway Plaza, Suite 100     President         Management, Inc.; Director and Senior Vice
Houston, TX 77046                                  President, A I M Management Group Inc. and
                                                   A I M Advisors, Inc.; and Director,
                                                   A I M Distributors, Inc. and  AMVESCAP
                                                   PLC.

---------------------------------

***  Mr. Arthur and Ms. Relihan are married to each other.


                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------


***CAROL F. RELIHAN  (43)        Senior Vice       Director, Senior Vice President, General
11 Greenway Plaza, Suite 100     President and     Counsel and Secretary, A I M Advisors, Inc.;
Houston, TX 77046                Secretary         Vice President, General Counsel and
                                                   Secretary, A I M Management Group Inc.;
                                                   Director, Vice President and General
                                                   Counsel, Fund Management Company;
                                                   General Counsel and Vice President,
                                                   A I M Fund Services, Inc. and A I M
                                                   Institutional Fund Services, Inc.; and Vice
                                                   President,  A I M Capital Management, Inc.
                                                   and A I M Distributors, Inc.

DANA R. SUTTON  (38)             Vice President    Vice President and Fund Controller,
11 Greenway Plaza, Suite 100     and Assistant     A I M Advisors, Inc.; and Assistant Vice
Houston, TX 77046                Treasurer         President and Assistant Treasurer, Fund
                                                   Management Company.

MELVILLE B. COX  (54)            Vice President    Vice President and Chief Compliance Officer,
11 Greenway Plaza, Suite 100                       A I M Advisors, Inc., A I M Capital
Houston, TX 77046                                  Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc., A I M Institutional
                                                   Fund Services, Inc. and Fund Management
                                                   Company.

J. ABBOTT SPRAGUE (42)           Vice President    Director and President, Fund Management
11 Greenway Plaza, Suite 100                       Company; Director and Senior Vice
Houston, TX 77046                                  President, A I M Institutional Fund Services,
                                                   Inc.; Director , A I M Fund Services, Inc.; and
                                                   Senior Vice  President, A I M Advisors, Inc.
                                                   and A I M Management Group Inc.

KAREN DUNN KELLEY (37)           Vice President    Senior Vice President, A I M Capital
11 Greenway Plaza, Suite 100                       Management, Inc. and Vice President,
Houston, TX 77046                                  A I M Advisors, Inc.


===================================================================================================

     The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Crockett, Daly, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

---------------------------
***  Mr. Arthur and Ms. Relihan are married to each other.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such Committee.

     All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Fund is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as director or trustee of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each director of the Fund:


DIRECTOR                  AGGREGATE          RETIREMENT                 TOTAL
                         COMPENSATION         BENEFITS              COMPENSATION
                         FROM FUND(1)         ACCRUED           FROM ALL AIM FUNDS(3)
                                        BY ALL AIM FUNDS(2)

Charles T. Bauer           $  -0-              $   -0-                $   -0-

Bruce L. Crockett          7,926                38,621                 68,000

Owen Daly II               7,925                82,607                 68,000

Jack M. Fields(4)          4,068                   -0-                    -0-

Carl Frischling(5)         7,928                56,683                 68,000

Robert H. Graham              -0-                   -0-                    -0-

John F. Kroeger            7,925                83,654                 66,000

Lewis F. Pennock           7,925                33,702                 67,000

Ian W. Robinson            7,926                64,973                 68,000

Louis S. Sklar             7,822                47,593                 66,500
======================================================================================

---------------------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1997, including interest earned thereon, was $35,772.

(2) During the fiscal year ended August 31, 1997, the total amount of expenses allocated to the Company in respect of such retirement benefits was $62,215. Data reflects compensation earned for the calendar year ended December 31, 1996.

(3) Each Director serves as a director or trustee of a total of 11 registered investment companies advised by AIM (comprised of 47 portfolios). Data reflects compensation earned for the calendar year ended December 31, 1996.

(4) Mr. Fields was not serving as a Director during the calendar year ended December 31, 1996.

(5) See also page 10 regarding fees earned by Mr. Frischling's law firm.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director, for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 10, 0, 20, 19, 15, 10 and 7 years, respectively.

                      ESTIMATED BENEFITS UPON RETIREMENT

========================================================================
      Number of              Annual Retainer Paid By All AIM Funds
      Years of
    Service With                           $80,000
    the AIM Funds
========================================================================
         10                                $60,000

          9                                $54,000

          8                                $48,000

          7                                $42,000

          6                                $36,000

          5                                $30,000
========================================================================

DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten
(10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1997, $16,789 in directors' fees and expenses were allocated to the Portfolio.

     The Portfolio paid legal fees of $8,944 for the year ended August 31, 1997 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. Carl Frischling, a director of the Fund, is a member of that firm.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated February 28, 1997 (the "Advisory Agreement").

     AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers 55 investment company portfolios. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

     AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews annually such reports (including information on any substantial violations of the Code). Violations of the Code may result in censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     During the fiscal years ended August 31, 1997, 1996 and 1995 AIM received advisory fees with respect to the Portfolio in the amounts of $1,024,843, $125,264 and $1,323,637, respectively. During the fiscal years ended August 31, 1997, 1996 and 1995 AIM voluntarily waived fees with respect to the Portfolio in the amounts of $3,344,852, $2,562,094 and $1,127,509, respectively.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

     The Advisory Agreement will continue in effect until February 28, 1999, and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of February 28, 1997 between AIM and the Fund (the "Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio, which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

     Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1997, 1996 and 1995 in the amounts of $68,372, $52,710, and $97,044, respectively.

     A I M Institutional Fund Services, Inc. ("AIFS") receives fees with respect to the Portfolio for its provision of transfer agency and shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period from August 31, 1994 through June 30, 1995 AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the amount of $38,870. For the fiscal years ended August 31, 1997 and 1996, AIFS received transfer agency and shareholder services fees with respect to the Portfolio in the amounts of $260,721 and $133,085, respectively.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to the directors of the Fund who are not "interested persons" (as defined in the 1940 Act) of the Fund or AIM, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund.
Expenses of the Fund except those listed below are prorated among all classes of such Portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by BONY and the Fund.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .009% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

     AIM or its affiliates may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time.

PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best knowledge of the Fund, the name and addresses of the holders of 5% or more of the outstanding shares of each class of the Prime Portfolio as of December 1, 1997, and the percentage of the Prime Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                          PERCENT
            NAME AND ADDRESS             OWNED OF
            OF RECORD OWNER            RECORD ONLY*
            ---------------            -----------
CASH MANAGEMENT CLASS
---------------------

The Bank of New York                     40.75%**
One Wall Street   2nd Floor
New York, NY  10286

Oppenheimer & Co.                        14.79%
Oppenheimer Tower
World Financial Center
New York, NY  10281

Fund Services Associates                  9.27%
11835 West Olympic Blvd
Suite 205
Los Angeles, CA 90064


INSTITUTIONAL CLASS
-------------------

Comerica Bank                            15.53%
P.O. Box 75000
Detroit, MI  48275-3455

U.S. Bank of Oregon                      14.66%
555 Southwest Oak
Portland, OR  97208-3168

Frost National Bank                       7.45%
P.O. Box 1600
San Antonio, TX  78296

Trust Company Bank                        5.51%
Center 3131
P.O. Box 105504
Atlanta, GA 30348


----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS             OWNED OF
            OF RECORD OWNER            RECORD ONLY*
            ---------------            -----------

PERSONAL INVESTMENT CLASS
-------------------------

The Bank of New York                     70.46%**
4 Fisher Lane
White Plains, NY  10603

Cullen / Frost Discount Brokers          26.15%**
P.O. Box 2358
San Antonio, TX  78299


PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corp.                 38.17%**
41 High Street 9th Floor
Columbus, OH  43287

Frost National Bank                      13.83%
P.O. Box 2950
San Antonio, TX 78299-2950

Liberty Registration Company             12.30%
  of Oklahoma City
P.O. Box 25848
Oklahoma City, OK  73125-0000

First Trust                              12.09%
Funds Control Suite 0404
180 East Fifth Street
St. Paul, MN  55101

LAU & CO. c/o Frost                       7.16%
P.O. Box 2479
San Antonio, TX  78298-2479



----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS             OWNED OF
            OF RECORD OWNER            RECORD ONLY*
            ---------------            -----------

RESOURCE CLASS
--------------

Corestates Capital Markets               58.10%**
1345 Chestnut Street
Philadelphia, PA  19101

Mellon Bank                              19.92%
P.O. Box 710
Pittsburgh, PA  15230-0710


LIQUID ASSETS PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of December 1, 1997, and the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                          PERCENT
            NAME AND ADDRESS             OWNED OF
            OF RECORD OWNER            RECORD ONLY*
            ---------------            -----------

CASH MANAGEMENT CLASS
---------------------

Oppenheimer & Co.                        42.04%**
Oppenheimer Tower
World Financial Center
New York, NY  10281

Mellon Bank                              25.65%**
P.O. Box 710
Pittsburgh, PA 15230

The Bank of New York                     22.04%
One Wall Street, 2nd Floor
New York, NY 10286


----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS             OWNED OF
            OF RECORD OWNER            RECORD ONLY*
            ---------------            -----------

INSTITUTIONAL CLASS
-------------------

State Street Bank and Trust              15.90%
108 Myrtle Street
North Quincy, MA  02171

Trust Company Bank                       13.76%
P.O. Box 105504
Atlanta, GA  30348

Comerica Bank                             6.99%
P.O. Box 75000
Detroit, MI  48275

Paine Webber Incorporated                 6.17 %
1000 Harbor Blvd. 6th Floor
Weehawken, NJ  07087

Wachovia Bank and Trust Co.               5.08%
P.O. Box 3075
Winston-Salem, NC  27150

U.S. Bank of Oregon                       5.07%
321 Southwest Sixth
Portland, OR  97208


PRIVATE INVESTMENT CLASS
------------------------

Mellon Bank                              81.93%**
P.O. Box 710
Pittsburgh, PA  15230-0710


MSTC CASH RESERVES CLASS
------------------------

Morgan Stanley Trust Company            100.00%**
1 Pierrepont Plaza
Brooklyn, NY  11201


----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

     To the best of the knowledge of the Fund, as of December 1, 1997, the directors and officers of the Fund as a group beneficially owned less than 1% of each class of any portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS

     A complete description of the manner by which shares of a particular class may be purchased, redeemed or exchanged appears in the Prospectus under the heading "Purchase of Shares."

     The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

     A "business day" of the Portfolio is any day on which commercial banks in the New York Federal Reserve district are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

NET ASSET VALUE DETERMINATION

     Shares of each class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

     The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

     The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "General Information about the Fund -- Directors and

Officers" and "General Information about the Fund --Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

     The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of each class of the Portfolio. FMC does not receive any fees with respect to the shares of the class of the Portfolio pursuant to the Distribution Agreement.

     The Distribution Agreement will continue in effect until February 28, 1999 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

     The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of the Class; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

     For the fiscal year ended August 31, 1997, FMC received compensation pursuant to the Plan in the amount of $70,103, or an amount equal to 0.08% of the average net daily assets of the Cash Management Class and $170,528, or an amount equal to 0.30% of the average net daily assets of the Private Investment Class. With respect to the Cash Management Class, $0 of such amount (or an amount equal to 0 % of the average daily net assets of the class) was paid to dealer and financial institutions and $70,103 (or an amount equal to 0.08% of the average daily net asset of the class) was retained by FMC. With respect to the Private Investment Class, $169,052 of such amount (or an amount equal to 0.30% of the average daily net assets of the class) was paid to dealers and financial institutions and $1,476 (or an amount equal to 0.00% of the average daily net assets of the class) was retained by FMC.

     FMC is a wholly owned subsidiary of AIM, an indirect, wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AMVESCAP PLC.

BANKING REGULATIONS

     The Glass-Steagall Act and other applicable laws or regulations among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

PERFORMANCE INFORMATION

     As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling the Fund at
(800) 659-1005. The current yield quoted will be the net average annualized yield for an identified period, such as seven days or a month. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Portfolio may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

     For the seven-day period ended August 31, 1997, the current yield and the effective yield (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.59% and 5.74% for the Cash Management Class, 5.67% and 5.83% for the Institutional Class and 5.37% and 5.51% for the Private Investment Class, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

     The Portfolio may compare the performance of a Class or the performance of securities in which it may invest to:

     . IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

     . other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report--Registered Trademark-- of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

     . yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

     .  other fixed-income investments such as Certificates of Deposit ("CDs").

     The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas a Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

     The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

     The Fund will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).


                      INVESTMENT PROGRAM AND RESTRICTIONS

     The Portfolio may lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

     The Fund will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Fund's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

     The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch Investors Service, Inc. ("Fitch").

     MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

     S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC
     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

     The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

     MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     S&P -- The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.


                                      AAA

     Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

     Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

     Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

     The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

     FITCH - Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

REPURCHASE AGREEMENTS

     Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than five percent of its total assets in securities issued by the issuer of the security, provided that such a fund may invest more than five percent of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, provided further, that the fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.

INVESTMENT RESTRICTIONS

     As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

          (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

          (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or

          (9) invest in any obligation not payable as to principal and interest in United States currency.

     The following investment policy is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management, except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.



                            PORTFOLIO TRANSACTIONS

     AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program.

     Research services received from broker-dealers supplement AIM's own research (and the research of sub-advisors to other clients of AIM), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies, forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies, performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies and the providing of access to consultants who supply research information. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

     From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with certain 5% holders, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

     AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Under the 1940 Act, certain persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other persons performing similar services. During the fiscal year ended August 31, 1997, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

     If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Class. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rated applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 17, 1997. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.

                             FINANCIAL STATEMENTS








                                      FS

SCHEDULE OF INVESTMENTS
August 31, 1997

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 21.72%(a)
CAPITAL GOODS - 1.33%

MACHINERY - 1.33%

Caterpillar Financial Services Corp.
 5.51%                                12/08/97  $20,000  $   19,700,011
-----------------------------------------------------------------------
 5.54%                                01/12/98    2,530       2,478,218
-----------------------------------------------------------------------
 5.54%                                01/15/98   12,800      12,532,110
-----------------------------------------------------------------------
 5.53%                                04/03/98   19,300      18,665,555
-----------------------------------------------------------------------
    Total Capital Goods                                      53,375,894
-----------------------------------------------------------------------

CONSUMER DURABLES - 5.39%

AUTOMOBILE - 3.91%

Daimler-Benz North America Corp.
 5.52%                                11/07/97   25,000      24,743,167
-----------------------------------------------------------------------
 5.52%                                11/18/97   30,000      29,641,200
-----------------------------------------------------------------------
 5.51%                                01/16/98   25,000      24,475,784
-----------------------------------------------------------------------
 5.54%                                02/04/98   15,000      14,639,900
-----------------------------------------------------------------------
 5.50%                                02/11/98   20,000      19,502,397
-----------------------------------------------------------------------
Ford Motor Credit Co.
 5.53%                                12/09/97   20,000      19,695,850
-----------------------------------------------------------------------
Hertz Corp.
 5.53%                                12/16/97   25,000      24,592,931
-----------------------------------------------------------------------
                                                            157,291,229
-----------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 0.61%

First Data Corp.
 5.51%                                01/21/98   25,000      24,456,653
-----------------------------------------------------------------------

PAPERS & FOREST PRODUCTS - 0.87%

Weyerhaeuser Real Estate Co.
 5.60%                                09/30/97   35,000      35,000,000
-----------------------------------------------------------------------
    Total Consumer Durables                                 216,747,882
-----------------------------------------------------------------------

ENERGY - 2.11%

OIL & GAS (INTEGRATED) - 2.11%

Shell 96
 5.70%                                09/24/97   30,000      30,000,000
-----------------------------------------------------------------------
 5.63%                                10/22/97   30,000      30,000,000
-----------------------------------------------------------------------
 5.62%                                12/03/97   25,000      25,000,000
-----------------------------------------------------------------------
    Total Energy                                             85,000,000
-----------------------------------------------------------------------

                                     MATURITY PAR (000)     VALUE
FINANCIAL - 9.93%

ASSET-BACKED SECURITIES - 1.48%

Delaware Funding Corp.
 5.52%                               10/20/97  $25,000  $   24,812,166
----------------------------------------------------------------------
 5.55%                               11/05/97   10,107      10,005,719
----------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.53%                               12/15/97   25,000      24,596,771
----------------------------------------------------------------------
                                                            59,414,656
----------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 0.62%

Merrill Lynch & Co., Inc.
 5.29%                               11/10/97   25,000      24,742,847
----------------------------------------------------------------------

LEASING COMPANIES - 0.25%

International Lease Finance Corp.
 5.52%                               11/10/97   10,000       9,892,666
----------------------------------------------------------------------

PERSONAL CREDIT - 3.48%

Associates Corp. of North America
 5.62%                               09/02/97  140,000     139,978,144
----------------------------------------------------------------------

MULTIPLE INDUSTRY - 4.10%

General Electric Capital Corp.
 5.63%                               09/02/97  140,000     139,978,125
----------------------------------------------------------------------
 5.42%                               09/09/97   25,000      24,969,889
----------------------------------------------------------------------
                                                           164,948,014
----------------------------------------------------------------------
    Total Financial                                        398,976,327
----------------------------------------------------------------------

UTILITIES - 1.13%

TELEPHONE - 1.13%

MCI Communications Corp.
 5.50%                               12/04/97   10,000       9,856,389
----------------------------------------------------------------------
 5.50%                               12/16/97   10,000       9,838,056
----------------------------------------------------------------------
 5.52%                               12/18/97   16,000      15,735,040
----------------------------------------------------------------------
 5.50%                               12/22/97   10,000       9,828,889
----------------------------------------------------------------------
    Total Utilities                                         45,258,374
----------------------------------------------------------------------

OTHER - 1.83%

METAL MINING- 0.61%

RTZ America, Inc.
 5.53%                               01/13/98   25,000      24,485,403
----------------------------------------------------------------------

MISCELLANEOUS - 1.22%

Cargill Incorporated
 5.51%                               12/19/97   25,000      24,582,924
----------------------------------------------------------------------

                                             MATURITY PAR (000)     VALUE
OTHER - (continued)

MISCELLANEOUS - (CONTINUED)

Cargill Financial Services Corp.
 5.52%                                       01/21/98  $25,000  $   24,455,667
------------------------------------------------------------------------------
                                                                    49,038,591
------------------------------------------------------------------------------
    Total Other                                                     73,523,994
------------------------------------------------------------------------------
    Total Commercial Paper                                         872,882,471
------------------------------------------------------------------------------

BANK NOTES - 1.04%

First U.S.A. Bank
 6.03%                                       09/30/97   42,000      42,013,702
------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT - 0.49%

Huntington National Bank
 6.23%                                       04/24/98   20,000      20,040,517
------------------------------------------------------------------------------

COMMERCIAL PAPER TRUST CERTIFICATES - 4.23%

Citibank, N.A.
 5.82%(b)                                    12/26/97  170,000     170,000,000
------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.27%

Goldman Sachs Group (The), L.P.
 5.625%(c)                                   10/20/97  178,000     178,000,000
------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
 5.9875%(d)                                  08/17/98  155,000     155,000,000
------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.7875%(e)                                  10/06/97  185,000     185,000,000
------------------------------------------------------------------------------
Morgan Stanley Group Inc.
 5.7875%(f)                                  11/24/97  177,000     177,000,000
------------------------------------------------------------------------------
    Total Master Note Agreements                                   695,000,000
------------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.62%

Associates Corp. of North America
 5.69%(g)                                    03/02/98   25,000      24,990,374
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,824,927,064
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 54.87%(h)

Bear, Stearns & Co. Inc.
 5.63%(i)                                          --  140,000     140,000,000
------------------------------------------------------------------------------
CIBC Wood Gundy Securities Corp.
 5.62%(j)                                    09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
Deutsche Bank Securities Corp.
 5.64%(k)                                          --  140,000     140,000,000
------------------------------------------------------------------------------
Dresdner Securities (USA) Inc.
 5.62%(l)                                    09/02/97  140,000     140,000,000
------------------------------------------------------------------------------

                                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - (continued)

Goldman, Sachs & Co.
 5.60%(m)                                 09/02/97 $105,916  $  105,916,016
------------------------------------------------------------------------------
 5.61%(n)                                 09/02/97  195,606     195,605,918
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 5.62%(o)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc.
 5.64%(p)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
Merrill Lynch Government Securities Inc.
 5.69%(q)                                       --  400,000     400,000,000
------------------------------------------------------------------------------
Nesbitt Burns Securities Inc.
 5.62%(r)                                       --  125,000     125,000,000
------------------------------------------------------------------------------
Sanwa Securities (USA) Co., L.P.
 5.62%(s)                                 09/02/97  147,732     147,732,342
------------------------------------------------------------------------------
SBC Capital Markets, Inc.
 5.62%(t)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
UBS Securities LLC.
 5.62%(u)                                 09/02/97  252,650     252,649,596
------------------------------------------------------------------------------
    Total Repurchase Agreements                               2,206,903,872
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.24%                                   4,031,830,936(v)
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.24)%                          (9,620,578)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $4,022,210,358
==============================================================================

Notes to Schedule of Investments:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 08/31/97.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97 .
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/97.

(h) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $268,177,242 U.S. Government obligations, 0% to 11.50% due 02/01/01 to 09/01/27 with an aggregate market value at 08/31/97 of $208,921,813.
(j) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $200,585,000 U.S. Government obligations, 5.53% to 7.93% due 02/02/98 to 07/30/07 with an aggregate market value at 08/31/97 of $204,002,656.
(k) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $243,062,487 U.S. Government obligations, 0% to 9.00% due 11/24/97 to 08/20/27 with an aggregate market value at 08/31/97 of $204,000,923.
(l) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $356,015,498 U.S. Government obligations, 0% to 7.778% due 07/01/01 to 02/01/37 with an aggregate market value at 08/31/97 of $204,000,810.
(m) Joint repurchase agreement entered into 08/29/97 with a maturing value of $250,155,556. Collateralized by $246,226,835 U.S. Government obligations, 6.752% to 8.111 % due 07/01/22 to 08/01/36 with an aggregate market value at 08/31/97 of $255,000,001.
(n) Joint repurchase agreement entered into 08/29/97 with a maturing value of $400,249,333. Collateralized by $403,862,867 U.S. Government obligations, 5.901% to 8.117% due 12/01/17 to 01/01/35 with an aggregate market value at 08/31/97 of $408,000,001.
(o) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $299,652,416 U.S. Government obligations, 5.50% to 10.00% due 09/01/00 to 06/01/27 with an aggregate market value at 08/31/97 of $306,000,589.
(p) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,188,000. Collateralized by $340,004,979 U.S. Government obligations, 0% to 9.00% due 04/15/98 to 11/01/35 with an aggregate market value at 08/31/97 of $306,000,024.
(q) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $467,972,543 U.S. Government obligations 5.50% to 12.00% due 10/01/01 to 09/01/27 with an aggregate market value at 08/31/97 of $408,001,549.
(r) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $130,662,000 U.S. Government obligations, 0% to 7.21% due 10/17/97 to 07/15/20 with an aggregate market value at 08/31/97 of $127,500,871.
(s) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889 . Collateralized by $203,307,000 U.S. Government obligations, 0% to 7.875% due 09/02/97 to 08/27/12 with an aggregate market value at 08/31/97 of $204,000,079.
(t) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $304,538,273 U.S. Government obligations, 6.029% to 9.00% due 06/01/09 to 09/01/36 with an aggregate market value at 08/31/97 of $307,989,473.
(u) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $351,233,831 U.S. Government obligations, 0% to 9.00% due 01/15/03 to 08/15/27 with an aggregate market value at 08/31/97 of $306,004,400.
(v) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,824,927,064
------------------------------------------------------------------------
Repurchase agreements                                      2,206,903,872
------------------------------------------------------------------------
Interest receivable                                            8,221,689
------------------------------------------------------------------------
Investment for deferred compensation plan                         33,770
------------------------------------------------------------------------
Other assets                                                      44,228
------------------------------------------------------------------------
  Total assets                                             4,040,130,623
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    17,643,247
------------------------------------------------------------------------
 Deferred compensation                                            33,770
------------------------------------------------------------------------
Accrued advisory fees                                            141,022
------------------------------------------------------------------------
Accrued distribution fees                                         35,839
------------------------------------------------------------------------
Accrued administrative services fees                               6,491
------------------------------------------------------------------------
Accrued transfer agent fees                                       27,000
------------------------------------------------------------------------
Accrued operating expenses                                        32,896
------------------------------------------------------------------------
  Total liabilities                                           17,920,265
------------------------------------------------------------------------

NET ASSETS                                                $4,022,210,358

========================================================================

NET ASSETS:

Institutional Class                                       $3,787,357,429
========================================================================
Cash Management Class                                     $   83,487,131
========================================================================
Private Investment Class                                  $   70,855,883
========================================================================
MSTC Cash Reserves Class                                  $   80,509,915
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        3,788,657,933
========================================================================
Cash Management Class                                         83,515,172
========================================================================
Private Investment Class                                      70,880,159
========================================================================
MSTC Cash Reserves Class                                      80,537,499
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $160,945,206
-------------------------------------------------------------------

EXPENSES:

Advisory
 fees                                                    4,369,695
-------------------------------------------------------------------
Custodian fees                                             174,747
-------------------------------------------------------------------
Administrative services fees                                68,372
-------------------------------------------------------------------
Distribution fees (Note 2)                                 427,798
-------------------------------------------------------------------
Directors' fees and expenses                                16,789
-------------------------------------------------------------------
Transfer agent fees                                        260,721
-------------------------------------------------------------------
Other                                                      355,240
-------------------------------------------------------------------
  Total expenses                                         5,673,362
-------------------------------------------------------------------
Less: Fee waivers and expense reimbursements            (3,476,063)
-------------------------------------------------------------------
  Net expenses                                           2,197,299
-------------------------------------------------------------------
Net investment income                                  158,747,907
-------------------------------------------------------------------
Net realized gain on sales of investments                  352,792
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $159,100,699
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                  1997            1996
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  158,747,907  $   98,908,897
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       352,792      (1,596,067)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   159,100,699      97,312,830
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (149,604,986)    (97,295,860)
----------------------------------------------------------------------------
  Cash Management Class                          (4,717,164)       (689,376)
----------------------------------------------------------------------------
  Private Investment Class                       (2,931,782)       (923,661)
----------------------------------------------------------------------------
  MSTC Cash Reserves Class                       (1,493,975)             --
----------------------------------------------------------------------------
  Capital stock transactions -- net           1,934,913,244     801,077,731
----------------------------------------------------------------------------
  Net increase in net assets                  1,935,266,036     799,481,664
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         2,086,944,322   1,287,462,658
----------------------------------------------------------------------------
  End of period                              $4,022,210,358  $2,086,944,322
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,023,590,763  $2,088,677,519
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                (1,380,405)     (1,733,197)
----------------------------------------------------------------------------
                                             $4,022,210,358  $2,086,944,322
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class and the MSTC Cash Reserves Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $1,380,405 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 1997, AIM voluntarily waived fees of $3,344,852 on the Portfolio.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Portfolio reimbursed AIM $68,372 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1997, the Portfolio paid AIFS $260,721 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Cash Management Class and the MSTC Cash

Reserves Class of the Portfolio. The Plan provides that the Private Investment Class, Cash Management Class and the MSTC Cash Reserves Class pay FMC up to a maximum annual rate of 0.50%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25%, 0.10% and 0.20% of the average daily net assets, respectively, of each of the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Cash Management Class or the MSTC Cash Reserves Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1997, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class paid $170,528, $70,103 and $55,956, respectively, as compensation under the Plan. FMC waived fees of $131,211 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, and AIFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $8,944 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1997 and 1996 were as follows:

                              SHARES           AMOUNT            SHARES           AMOUNT
                          ---------------  ---------------  ---------------- -----------------
Sold:
  Institutional Class      78,261,661,500  $78,261,661,500    51,676,611,824 $  51,676,611,824
----------------------------------------------------------------------------------------------
  Cash Management Class*    1,034,402,514    1,034,402,514       320,121,330       320,121,330
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                    342,644,258      342,644,258       136,803,186       136,803,186
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                   408,898,275      408,898,275                --                --
----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          20,480,836       20,480,836         4,477,681         4,477,681
----------------------------------------------------------------------------------------------
  Cash Management Class*        2,312,729        2,312,729           283,906           283,906
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                      2,744,701        2,744,701           727,956           727,956
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                     1,184,333        1,184,333                --                --
----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class     (76,483,889,456) (76,483,889,456) (50,978,284,230)  (50,978,284,230)
----------------------------------------------------------------------------------------------
  Cash Management Class*   (1,006,454,600)  (1,006,454,600)    (267,150,707)     (267,150,707)
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                   (319,526,727)    (319,526,727)     (92,513,215)      (92,513,215)
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                  (329,545,119)    (329,545,119)               --                --
----------------------------------------------------------------------------------------------
Net increase                1,934,913,244  $ 1,934,913,244       801,077,731 $     801,077,731
==============================================================================================

  *The Cash Management Class commenced operations on January 17, 1996. **The Private Investment Class commenced operations on February 16, 1996.
***The MSTC Cash Reserves Class commenced operations on September 23, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the Cash Management Class during the year ended August 31, 1997 and the period January 17, 1996 (date operations commenced) through August 31, 1996.

                                                          1997        1996
                                                         -------     -------
Net asset value, beginning of period                     $  1.00     $  1.00
-------------------------------------------------------  -------     -------
Income from investment operations:
  Net investment income                                     0.05        0.03
-------------------------------------------------------  -------     -------
Less distributions:
  Dividends from net investment income                     (0.05)      (0.03)
-------------------------------------------------------  -------     -------
Net asset value, end of period                           $  1.00     $  1.00
=======================================================  =======     =======
Total return                                                5.50%       5.36%(a)
=======================================================  =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $83,487     $53,209
=======================================================  =======     =======
Ratio of expenses to average net assets(b)                  0.15%(c)    0.10%(a)
=======================================================  =======     =======
Ratio of net investment income to average net assets(d)     5.38%(c)    5.27%(a)
=======================================================  =======     =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.28% and 0.34% (annualized), for the periods 1997-1996, respectively.
(c) Ratios are based on average net assets of $87,629,028.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.25% and 5.03% (annualized), for the periods 1997-1996, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended August 31, 1997 and the period January 17, 1996 (date operations commenced) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended August 31, 1997 and the period January 17, 1996 (date operations commenced) through August 31, 1996, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

Shown below are the financial highlights for a share of capital stock outstanding of the Institutional Class during each of the years in the three-year period ended August 31, 1997 and the period November 4, 1993 (date operations commenced) through August 31, 1994.

                            1997           1996        1995        1994
                         ----------     ----------  ----------  ----------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $     1.00
-----------------------  ----------     ----------  ----------  ----------
Income from investment
 operations:
  Net investment income        0.05           0.06        0.06        0.03
-----------------------  ----------     ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income          (0.05)         (0.06)      (0.06)      (0.03)
-----------------------  ----------     ----------  ----------  ----------
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $     1.00
=======================  ==========     ==========  ==========  ==========
Total return                   5.58%          5.68%       5.83%       3.83%(a)
=======================  ==========     ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $3,787,357     $1,988,755  $1,287,463  $1,028,350
=======================  ==========     ==========  ==========  ==========
Ratio of expenses to
 average net assets(b)         0.06%(d)       0.03%       0.11%       0.05%(a)
=======================  ==========     ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets(c)                     5.46%(d)       5.52%       5.69%       3.85%(a)
=======================  ==========     ==========  ==========  ==========

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.18% for the periods 1997-1994 annualized, respectively.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.34%, 5.37%, 5.62% and 3.72% (annualized) for the periods 1997-1994, respectively.
(d) Ratios are based on average net assets of $2,740,680,327.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period November 4, 1993 (date operations commenced) through August 31, 1994, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

Shown below are the financial highlights for a share of capital stock outstanding of the Private Investment Class during the year ended August 31, 1997 and the period February 16, 1996 (date operations commenced) through August 31, 1996.

                                                          1997        1996
                                                         -------     -------
Net asset value, beginning of period                     $  1.00     $  1.00
-------------------------------------------------------  -------     -------
Income from investment operations:
  Net investment income                                     0.05        0.03
-------------------------------------------------------  -------     -------
Less distributions:
  Dividends from net investment income                     (0.05)      (0.03)
-------------------------------------------------------  -------     -------
Net asset value, end of period                           $  1.00     $  1.00
=======================================================  =======     =======
Total return                                                5.27%       5.10%(a)
=======================================================  =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $70,856     $44,981
=======================================================  =======     =======
Ratio of expenses to average net assets(b)                  0.36%(c)    0.32%(a)
=======================================================  =======     =======
Ratio of net investment income to average net assets(d)     5.16%(c)    5.04%(a)
=======================================================  =======     =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.68% and 0.69% (annualized), for the periods 1997-1996, respectively.
(c) Ratios are based on average net assets of $56,842,586.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.84% and 4.67% (annualized), for the periods 1997-1996, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended August 31, 1997 and the period February 16, 1996 (date operations commenced) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended August 31, 1997 and the period February 16, 1996 (date operations commenced) through August 31, 1996, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP
                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

                                                                     PROSPECTUS

                           MSTC CASH RESERVES CLASS

                                    OF THE

                            LIQUID ASSETS PORTFOLIO

                                      OF

                          SHORT-TERM INVESTMENTS CO.

                       11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                               ----------------

  The Liquid Assets Portfolio (the "Portfolio") is a money market fund whose investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in high quality money market instruments such as U.S. Government obligations, bank obligations, commercial instruments and repurchase agreements.

  The Portfolio is a series portfolio of Short-Term Investments Co. (the "Fund"), an open-end diversified series management investment company. This Prospectus relates solely to the MSTC Cash Reserves Class of the Portfolio, a class of shares designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves.

                               ----------------

  THESE SECURITIES HAVE  NOT BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES
    AND  EXCHANGE   COMMISSION  NOR   HAS  THE  SECURITIES   AND  EXCHANGE
      COMMISSION   PASSED  UPON  THE   ACCURACY  OR  ADEQUACY  OF   THIS
         PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                               ----------------

  THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE MSTC CASH RESERVES CLASS OF THE PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO FUND MANAGEMENT COMPANY AT 11 GREENWAY PLAZA, SUITE 100, HOUSTON, TEXAS 77046, OR CALL (800) 659-1005. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND.

  THE PORTFOLIO'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE PORTFOLIO INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                   PROSPECTUS DATED: DECEMBER 17, 1997

                               TABLE OF CONTENTS

                             PAGE
                             ----
SUMMARY.....................   2
TABLE OF FEES AND EXPENSES..   4
FINANCIAL HIGHLIGHTS........   5
SUITABILITY FOR INVESTORS...   5
INVESTMENT PROGRAM..........   6
PURCHASE OF SHARES..........  10
REDEMPTION OF SHARES........  11

                          PAGE
                          ----
DIVIDENDS................  12
TAXES....................  13
NET ASSET VALUE..........  14
YIELD INFORMATION........  14
REPORTS TO SHAREHOLDERS..  15
MANAGEMENT OF THE FUND...  15
GENERAL INFORMATION......  18

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

  The Fund is an open-end diversified series management investment company. Pursuant to this Prospectus, the Fund offers shares of the MSTC Cash Reserves Class (the "Class") of the Portfolio at net asset value. The Portfolio is a money market fund which invests in money market instruments, such as U.S. Government Agencies obligations, bank obligations, commercial instruments and repurchase agreements. The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  Pursuant to separate prospectuses, the Fund also offers shares of other classes of common stock of the Fund representing interests in the Portfolio: the Institutional Class, the Cash Management Class and the Private Investment Class. Such classes have different distribution arrangements designed for institutional and other categories of investors. The Fund also offers shares of classes of another portfolio, the Prime Portfolio, each pursuant to a separate prospectus. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The portfolios of the Fund are referred to collectively as "Portfolios."

INVESTORS IN THE CLASS

  The Class is designed to be a convenient and economical vehicle in which Morgan Stanley Trust Company ("MSTC"), acting for itself or in a custodial or other similar capacity, can invest short-term cash reserves. Although shares of the Class may not be purchased by individuals directly, institutions may purchase shares for accounts maintained for individuals. See "Suitability for Investors."

PURCHASE OF SHARES

  Shares of the Class are sold at net asset value without a sales charge. The minimum initial investment in the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares of the Class purchased must be in federal funds or other funds immediately available to the Portfolio. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders have been received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares." MSTC may impose an earlier cutoff time for redemption requests. Please contact your MSTC Coverage Officer for further information.

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Portfolio uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Portfolio's investment advisor and receives a fee based on the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing certain accounting and other administrative services for the Fund. See "Management of the Fund-- Investment Advisor" and "--Administrator." Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc. ("Transfer Agent"), a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to the Master Distribution Plan, the Fund may pay up to .20% of the average daily net assets of the Portfolio attributable to the shares of the Class to FMC as well as certain broker-dealers or other financial institutions as compensation for distribution-related services. See "Purchase of Shares" and "Management of the Fund--Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in certificates of deposit and time deposits of foreign branches of major domestic banks and in repurchase agreements. The Portfolio may purchase delayed delivery or when-issued securities. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                          TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES--MSTC CASH RESERVES CLASS*
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)................................................................ None
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)....................................................... None
 Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable)................................... None
 Redemption Fees (as a percentage of amount redeemed, if applicable).... None
 Exchange Fee........................................................... None
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET AS-
 SETS) (AFTER FEE WAIVERS)--MSTC CASH RESERVES CLASS**
 Management Fees (after waivers)**...................................... 0.04%
 12b-1 Fees............................................................. 0.20%
 Other Expenses......................................................... 0.03%
                                                                         ----
 Total Portfolio Operating Expenses--MSTC Cash Reserves Class**......... 0.27%
                                                                         ====

--------
   * Beneficial owners of shares of the Class should consider the effect of any charges imposed by MSTC for custodial services.

  ** The expenses set forth in the table are based on average net assets of the Class and current fee waivers. If no fees were waived, Management Fees and Total Operating Expenses would be 0.15% and 0.39%, respectively.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

      1 year................................................................ $ 3
      3 years............................................................... $ 9
      5 years............................................................... $15
      10 years.............................................................. $34

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Fund" below.) Expenses have been restated to reflect current fee waivers. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses--MSTC Cash Reserves Class" remain the same in the years shown.

  THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for the period September 23, 1996 (date operations commenced) through August 31, 1997. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                              SEPTEMBER 23, 1996
                                                               (COMMENCEMENT OF
                                                                 OPERATIONS)
                                                              TO AUGUST 31, 1997
                                                              ------------------
Net asset value, beginning of period.........................      $  1.00
Income from investment operations:
  Net investment income......................................         0.05
Less distributions:
  Dividends from net investment income.......................        (0.05)
                                                                   -------
Net asset value, end of period...............................      $  1.00
                                                                   -------
Total return(a)..............................................         5.37%
                                                                   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted).....................      $80,510
                                                                   =======
Ratio of expenses to average net assets(b)...................         0.27%(c)
                                                                   =======
Ratio of net investment income to average net assets(b)......         5.34%(c)
                                                                   =======

--------

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.39% and 5.22%, respectively.

(c) Ratios are annualized and based on average net assets of $29,772,439.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use by MSTC, acting for itself or in a custodial or other similar capacity. It is designed to be a convenient and economical vehicle in which institutions can invest short-term cash reserves. Shares of the Class may not be purchased directly by individuals, although MSTC may purchase shares for accounts maintained by individuals. Prospective investors should determine if an investment in the Class is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  An investment in the Class may relieve the institution of many of the investment and administrative burdens encountered when investing in money market instruments directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell securities; valuation of portfolio securities; selection and scheduling of maturities of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio record keeping. It is anticipated that most investors will perform their own subaccounting. To assist these institutions, information concerning the dividends declared by the Portfolio on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. Subaccounting services may be arranged through the Fund for shareholders who prefer not to perform such services.

                              INVESTMENT PROGRAM

  The investment objective of the Portfolio is deemed to be a matter of fundamental policy that may not be changed without the approval of a majority of the Portfolio's shares. The Board of Directors of the Fund reserves the right to change any of the investment policies, strategies or practices of the Portfolio, as described in this Prospectus and the Statement of Additional Information without shareholder approval, except in those instances where shareholder approval is expressly required.

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase. The Portfolio will maintain a weighted average maturity of 90 days or less.

INVESTMENT POLICIES

  The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, taxable municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations, repurchase agreements and commercial paper. The Portfolio may invest in bankers' acceptances, certificates of deposit, time deposits, U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.

  The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Fund's Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards.

  The Portfolio will not invest more than 10% of its net assets in illiquid securities.

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. (In such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities.) Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be segregated at the custodian. (The total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets.) The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S.dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits. The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

  The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

  The Portfolio may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

  U.S. GOVERNMENT DIRECT OBLIGATIONS--These are bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES--Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS--These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

  BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

  CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

  TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS--A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS--A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

  SHORT AND MEDIUM TERM NOTES--Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 under the Securities Act of 1933 promulgated by the SEC, or privately without such a registration.

  COMMERCIAL PAPER--Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  MASTER NOTES--Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or (c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

  REPURCHASE AGREEMENTS--A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Fund's Board of Directors to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. Repurchase agreements will be secured by securities eligible under Rule 2a-7 of the 1940 Act. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

    1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

    2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

    3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase portfolio securities while borrowings from banks in an amount in excess of 5% of its total assets are outstanding.

  The Portfolio's investment objective and the three investment restrictions set forth above (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

  In addition to the restrictions described herein, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds, and which may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                              PURCHASE OF SHARES

  Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Fund reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, MSTC may charge a recordkeeping, account maintenance or other fee to their customers. Beneficial holders of shares of the Class should consult with MSTC to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. MSTC may impose an earlier cutoff time for purchase orders. Please contact your MSTC Coverage Officer for further information. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

  A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund's custodian bank, are open for business. It is expected that the Federal Reserve Bank of New York and The Bank of New York will be closed during the next twelve months on Saturdays and Sundays and on observed holidays of New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas

Day. Further, the Portfolio reserves the right to change the time for which purchase orders for shares of the Class must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Subject to the conditions stated above and the Portfolio's right to reject any purchase order, orders will be accepted (a) when payment for shares of the Class purchased is received by The Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to the Transfer Agent or (b) at the time the order is placed, if the Portfolio is assured of payment.

  Payment for shares of the Portfolio purchased must be in the form of federal funds or other funds immediately available to the Portfolio. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Portfolio and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares of the Class must specify that the "MSTC Cash Reserves Class of the Liquid Assets Portfolio" is being purchased; otherwise, any funds received will be returned to the sending institution.

  The minimum initial investment in the Class is $10,000. Institutions may be requested to maintain separate master accounts in the shares of the Class held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (b) for accounts for which the institution acts in some other capacity. An institution's master account(s) and sub-accounts with the Class may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in the Portfolio nor are minimum balances required. Prior to the initial purchase of shares of the Class, an Account Application must be completed and sent to the Transfer Agent at P.O. Box 4333, Houston, Texas 77210-4333. Account Applications may be obtained from the Transfer Agent. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent.

  In the interest of economy and convenience, certificates representing shares of the Class will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                             REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Portfolio. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the Fund intends to maintain the net asset value per share of the Portfolio at $1.00 per share. See "Net Asset Value." Redemption requests with respect to shares of the Class for which certificates have not been issued are normally made by calling the Fund.

  Payment for redeemed shares of the Class is normally made by Federal Reserve wire pursuant to instructions designated in the shareholder's Account Application. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Portfolio to be redeemed will not receive the dividend declared on the effective date of the redemption. MSTC may impose an earlier cutoff time for redemption requests. Please contact your MSTC Coverage Officer for further information. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Portfolio. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or the Transfer Agent.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after transactions.

  Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts under $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Portfolio may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

  The shares of the Class are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund. The Fund may redeem shares of the Class in cases where the value of shares of stock in a stockholder's account is less than $500 and the existence of several such accounts results in higher expenses for the Fund.

                                   DIVIDENDS

  Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for the Class will consist of (a) income of the Portfolio, the allocation of which is based upon the Class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Fund expenses, such as custodian fees, directors' fees, accounting and legal expenses, based upon the Class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to the Class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in the net asset value of the

Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per share for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Portfolio at the net asset value of such shares as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the shareholder to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Fund incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Fund's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

  Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or in additional shares of the Portfolio. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend in the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

  For purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, the Portfolio will be treated as a separate corporation. Therefore, one portfolio of the Fund may not offset its gains against the other portfolio's losses and each portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

  Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

  The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

  The securities of the Portfolio are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio, computed as described in "Purchases and Redemptions--Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the Class can be obtained by calling your MSTC Coverage Officer at (800) 688-3705 or FMC at (800) 246-3426. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Class to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

  From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

  The Fund furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held in the Portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of a current list of the investments held in the Portfolio will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Fund are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM, organized in 1976, together with its subsidiaries, advises or manages 55 investment company portfolios. AIM is a wholly owned subsidiary of AIM Management, a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform (or arrange for the performance of) certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

  For the fiscal year ended August 31, 1997, AIM received fees pursuant to the Advisory Agreement with respect to the Portfolio which represented 0.04% of the Portfolio's average daily net assets.

ADMINISTRATOR

  The Fund has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Fund's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

FEE WAIVERS

  AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of each fiscal year. FMC may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee but will retain its ability to be reimbursed prior to the end of the fiscal year.

DISTRIBUTOR

  The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Fund are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Portfolio either directly or through other broker-dealers, and receives no fees for its services with respect to the Portfolio pursuant to the Distribution Agreement. FMC is the distributor of several other mutual funds managed or advised by AIM.

DISTRIBUTION PLAN

  The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may compensate FMC in connection with the distribution of the shares of the Class in an amount equal to 0.20% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Directors of the Fund and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Of the compensation paid to FMC under the Plan, a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class. The Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Fund to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Fund will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on June 11, 1996. In approving the Plan, the directors considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and the shareholders of the Class.

  The Plan requires the officers of the Fund to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.


PORTFOLIO TRANSACTIONS AND BROKERAGE

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with respect to clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Fund was incorporated in Maryland on May 3, 1993. Shares of common stock of the Fund are divided into nine classes, of which four represent interests in the Portfolio and the remaining five represent interests in the Prime Portfolio. Each class of shares has a par value of $.001 per share. The other classes of the Fund may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Fund's other classes by contacting FMC.

  All shares of the Fund have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of each portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Fund, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Fund attributable to or allocated to the respective portfolio based on the respective liquidation value of each portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

  The Fund will not normally hold annual shareholders' meetings. As of December 1, 1997, Morgan Stanley Trust Company was the owner of record of 100.00% of the outstanding shares of the Class. As long as Morgan Stanley Trust Company owns over 25% of such shares, it may be presumed to be in "control" of the MSTC Cash Reserves Class of the Liquid Assets Portfolio, as defined in the 1940 Act.

  There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional portfolios and classes of the Fund without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

  The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza,
Suite 100, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and passes upon legal matters.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to your MSTC Coverage Officer at (800) 688-3705 or A I M Institutional Fund Services, Inc. at (800) 246-3426 or 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Fund or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

SHORT-TERM INVESTMENTS CO.             SHORT-TERM
                                       INVESTMENTS CO.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 246-3426

INVESTMENT ADVISOR
A I M ADVISORS, INC.

11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173              MSTC CASH
(713) 626-1919                         RESERVES CLASS
                                       OF THE
DISTRIBUTOR                            --------------------------------------
FUND MANAGEMENT COMPANY
                                       LIQUID ASSETS PORTFOLIO     PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 659-1005

AUDITORS
KPMG PEAT MARWICK LLP

700 Louisiana
Houston, Texas 77002

CUSTODIAN                                              DECEMBER 17, 1997
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M INSTITUTIONAL FUND SERVICES, INC.

11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                           MSTC CASH RESERVES CLASS

                                    OF THE

                            LIQUID ASSETS PORTFOLIO

                                      OF

                          SHORT-TERM INVESTMENTS CO.

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                (800) 659-1005



                          --------------------------



         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                  COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 246-3426



                         ----------------------------



          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1997
              RELATING TO THE PROSPECTUS DATED DECEMBER 17, 1997

                               TABLE OF CONTENTS


                                                                            Page

INTRODUCTION...............................................................    1

GENERAL INFORMATION ABOUT THE FUND.........................................    1
  The Fund and Its Shares..................................................    1
  Directors and Officers...................................................    3
  Remuneration of Directors................................................    7
  AIM Funds Retirement Plan for Eligible Directors/Trustees................    9
  Deferred Compensation Agreements.........................................    9
  Investment Advisor.......................................................   10
  Administrator............................................................   11
  Expenses.................................................................   12
  Transfer Agent and Custodian.............................................   12
  Reports..................................................................   12
  Fee Waivers..............................................................   13
  Principal Holders of Securities..........................................   13

PURCHASES AND REDEMPTIONS..................................................   17
  Net Asset Value Determination............................................   18
  The Distribution Agreement...............................................   18
  Distribution Plan........................................................   19
  Banking Regulations......................................................   19
  Performance Information..................................................   19
  Redemptions in Kind......................................................   20

INVESTMENT PROGRAM AND RESTRICTIONS........................................   20
  Eligible Securities......................................................   21
  Commercial Paper Ratings.................................................   21
  Bond Ratings.............................................................   22
  Repurchase Agreements....................................................   23
  Investment Restrictions..................................................   24

PORTFOLIO TRANSACTIONS.....................................................   25

TAX MATTERS................................................................   27
  Qualification as a Regulated Investment Company..........................   27
  Excise Tax On Regulated Investment Companies.............................   27
  Portfolio Distributions..................................................   28
  Sale or Redemption of Shares.............................................   28
  Foreign Shareholders.....................................................   28
  Effect of Future Legislation; Local Tax Considerations...................   29

FINANCIAL STATEMENTS.......................................................   FS

                                 INTRODUCTION

     The Liquid Assets Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Co. (the "Fund"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated December 17, 1997 (the "Prospectus"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Portfolio's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 246-3426. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the MSTC Cash Reserves Class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; thus, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

     The Fund is an open-end, diversified series management investment company which was organized as a corporation under the laws of the State of Maryland on May 3, 1993, and had no operations prior to November 4, 1993. Shares of common stock of the Fund are redeemable at their net asset value at the option of the shareholder or at the option of the Fund in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "General Information" and "Redemption of Shares."

     The Fund offers on a continuous basis shares representing an interest in one of two portfolios: the Portfolio and the Prime Portfolio (together, the "Portfolios"). The Prime Portfolio consists of five classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following four classes of shares: Institutional Class, Private Investment Class, Cash Management Class and MSTC Cash Reserves Class. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information and the associated Prospectus relate solely to shares of the MSTC Cash Reserves Class (the "Class") of the Portfolio. Shares of the other classes of the Portfolio and the classes of the Prime Portfolio are offered pursuant to separate prospectuses and statements of additional information.

     As used in the Prospectus, the term "majority of the outstanding shares" of the Fund, a particular portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund, such portfolio or such class present at a meeting of the Fund's shareholders, if the holders of more than 50% of the outstanding shares of the Fund, such portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund, such portfolio or such class.

     Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of directors can elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Charter of the Fund authorizes the issuance of 50 billion shares with a par value of $.001 each, of which 19 billion shares represent an interest in the Portfolio (or class thereof) and 22 billion shares represent an interest in the Prime Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from that portfolio (or class). Additional information concerning the rights of share ownership is set forth in the Prospectus.

     The assets received by the Fund for the issue or sale of shares of each of the Portfolios and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that portfolio. The underlying assets of the Portfolios are segregated and each portfolio is charged with the expenses with respect to that portfolio and with a share of the general expenses of the Fund. While the expenses of the Fund are allocated to the separate books of account of each of the Portfolios, certain expenses may be legally chargeable against the assets of the entire Fund.

     The Charter provides that no director or officer of the Fund shall be liable to the Fund or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Fund against any liability to the Fund or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Fund shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Fund shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Fund to the fullest extent permitted by the Maryland General Corporation Law.

     As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and officers of the Fund and their principal occupations during at least the last five years are set forth below.



                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------


*CHARLES T. BAUER (78)               Director and  Chairman of the Board of Directors,
11 Greenway Plaza, Suite 100         Chairman      A I M Management Group Inc.,
Houston, TX 77046                                  A I M Advisors, Inc., A I M Capital
                                                   Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc., A I M Institutional
                                                   Fund Services, Inc. and Fund Management
                                                   Company; and Vice Chairman and Director,
                                                   AMVESCAP PLC.



BRUCE L. CROCKETT (53)               Director      Director, ACE Limited (insurance company).
906 Frome Lane                                     Formerly, Director, President and Chief
McLean, VA 22102                                   Executive Officer, COMSAT Corporation;
                                                   and Chairman, Board of Governors of
                                                   INTELSAT (international communications
                                                   company).



OWEN DALY II (73)                    Director      Director, Cortland Trust Inc. (investment
Six Blythewood Road                                company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                               Corp., Monumental Life Insurance Company
                                                   and Monumental General Insurance
                                                   Company; and Chairman of the Board of
                                                   Equitable Bancorporation.



JACK M. FIELDS (45)                  Director      Formerly, Member of the U.S. House of
Texana Global, Inc.                                Representatives.
8810 Will Clayton Parkway
Jetero Plaza, Suite E
Humble, TX 77338

--------------------------
*  A director who is an "interested person" of the Fund and AIM as defined in the 1940 Act.


                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------
**CARL FRISCHLING (60)             Director        Partner, Kramer, Levin, Naftalis & Frankel
  919 Third Avenue                                 (law firm); and Director, ERD Waste, Inc.
  New York, NY  10022                              (waste management company), Aegis
                                                   Consumer Finance (auto leasing company)
                                                   and Lazard Funds, Inc. (investment
                                                   companies).  Formerly, Partner, Reid &
                                                   Priest (law firm); and, prior thereto, Partner,
                                                   Spengler Carlson Gubar Brodsky &
                                                   Frischling (law firm).



 *ROBERT H. GRAHAM  (51)           Director and    Director, President and Chief Executive
  11 Greenway Plaza, Suite 100       President     Officer, A I M Management Group Inc.;
  Houston, TX 77046                                Director and President, A I M Advisors, Inc.;
                                                   Director and Senior Vice President,
                                                   A I M Capital Management, Inc.,
                                                   A I M Distributors, Inc., A I M Fund Services,
                                                   Inc., A I M Institutional Fund Services, Inc.
                                                   and Fund Management Company; Director,
                                                   AMVESCAP PLC; and Chairman of the
                                                   Board of Directors of AIM Funds Group
                                                   Canada Inc.


--------------------------------
**  A director who is an "interested person" of the Fund as defined in the 1940 Act.
*   A director who is an "interested person" of the Fund and AIM as defined in the 1940 act.


                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------
JOHN F. KROEGER (73)                 Director      Director, Flag Investors International Fund,
37 Pippins Way                                     Inc., Flag Investors Emerging Growth Fund,
Morristown, NJ  07960                              Inc., Flag Investors Telephone Income Fund,
                                                   Inc., Flag Investors Equity Partners  Fund,
                                                   Inc., Total Return U.S. Treasury Fund, Inc.,
                                                   Flag Investors Intermediate Term Income
                                                   Fund, Inc., Managed Municipal Fund, Inc.,
                                                   Flag Investors Value Builder Fund, Inc., Flag
                                                   Investors Maryland Intermediate Tax-Free
                                                   Income Fund, Inc., Flag Investors Real
                                                   Estate Securities Fund, Inc., Alex. Brown
                                                   Cash Reserve Fund, Inc. and North
                                                   American Government Bond Fund, Inc.
                                                   (investment companies).  Formerly,
                                                   Consultant, Wendell & Stockel Associates,
                                                   Inc. (consulting firm).



LEWIS F. PENNOCK  (55)               Director      Attorney in private practice in Houston,
6363 Woodway, Suite 825                            Texas.
Houston, TX  77057


IAN W. ROBINSON (74)                 Director      Formerly, Executive Vice President and Chief
183 River Drive                                    Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                Services, Inc. (provider of centralized
                                                   management services to telephone
                                                   companies); Executive Vice President, Bell
                                                   Atlantic Corporation (parent of seven
                                                   telephone companies); and Vice President
                                                   and Chief Financial Officer, Bell Telephone
                                                   Company of Pennsylvania and Diamond
                                                   State Telephone Company.



LOUIS S. SKLAR (58)                  Director      Executive Vice President, Development and
Transco Tower, 50th Floor                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                Partnership (real estate development).
Houston, TX  77056




                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------

***JOHN J. ARTHUR  (53)            Senior Vice     Director, Senior Vice President and
11 Greenway Plaza, Suite 100      President and    Treasurer, A I M Advisors, Inc.; and Vice
Houston, TX 77046                   Treasurer      President and Treasurer, A I M Management
                                                   Group Inc., A I M Capital Management, Inc.,
                                                   A I M Distributors, Inc., A I M Fund Services,
                                                   Inc., A I M Institutional Fund Services, Inc.
                                                   and Fund Management Company.



GARY T. CRUM  (50)                 Senior Vice     Director and President, A I M Capital
11 Greenway Plaza, Suite 100        President      Management, Inc.; Director and Senior Vice
Houston, TX 77046                                  President, A I M Management Group Inc. and
                                                   A I M Advisors, Inc.; and Director,
                                                   A I M Distributors, Inc. and  AMVESCAP
                                                   PLC.



***CAROL F. RELIHAN  (43)          Senior Vice     Director, Senior Vice President, General
11 Greenway Plaza, Suite 100      President and    Counsel and Secretary, A I M Advisors, Inc.;
Houston, TX 77046                   Secretary      Vice President, General Counsel and
                                                   Secretary, A I M Management Group Inc.;
                                                   Director, Vice President and General
                                                   Counsel, Fund Management Company;
                                                   General Counsel and Vice President,
                                                   A I M Fund Services, Inc. and A I M
                                                   Institutional Fund Services, Inc.; and Vice
                                                   President,  A I M Capital Management, Inc.
                                                   and A I M Distributors, Inc.



DANA R. SUTTON  (38)              Vice President   Vice President and Fund Controller,
11 Greenway Plaza, Suite 100      and Assistant    A I M Advisors, Inc.; and Assistant Vice
Houston, TX 77046                   Treasurer      President and Assistant Treasurer, Fund
                                                   Management Company.


MELVILLE B. COX  (54)             Vice President   Vice President and Chief Compliance Officer,
11 Greenway Plaza, Suite 100                       A I M Advisors, Inc., A I M Capital
Houston, TX 77046                                  Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc., A I M Institutional
                                                   Fund Services, Inc. and Fund Management
                                                   Company.

-------------------------------

***  Mr. Arthur and Ms. Relihan are married to each other.


                                  Positions Held       PRINCIPAL OCCUPATION DURING AT LEAST THE
     NAME, ADDRESS AND AGE       with Registrant                    PAST 5 YEARS
-------------------------------  ----------------  ------------------------------------------------

J. ABBOTT SPRAGUE (42)            Vice President   Director and President, Fund Management
11 Greenway Plaza, Suite 100                       Company; Director and Senior Vice
Houston, TX 77046                                  President, A I M Institutional Fund Services,
                                                   Inc.; Director , A I M Fund Services, Inc.; and
                                                   Senior Vice  President, A I M Advisors, Inc.
                                                   and A I M Management Group Inc.

KAREN DUNN KELLEY (37)            Vice President   Senior Vice President, A I M Capital
11 Greenway Plaza, Suite 100                       Management, Inc. and Vice President,
Houston, TX 77046                                  A I M Advisors, Inc.

===================================================================================================

     The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Crockett, Daly, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Portfolio's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Portfolio's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Fund maintains a distribution plan pursuant to rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the Dis-Interested Directors (as defined hereinafter), or considering such matters as may from time to time be set forth in a charter adopted by the board and such Committee.

     All of the Fund's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. Most of the Fund's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Fund is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each director of the Fund:


                                                RETIREMENT
                           AGGREGATE             BENEFITS                TOTAL
    DIRECTOR             COMPENSATION            ACCRUED              COMPENSATION
                        FROM FUND(1)      BY ALL AIM FUNDS(2)     FROM ALL AIM FUNDS(3)


Charles T. Bauer                $  -0-                $   -0-                  $   -0-

Bruce L. Crockett                7,926                 38,621                   68,000

Owen Daly II                     7,925                 82,607                   68,000

Jack M. Fields(4)                4,068                  -  0-                      -0-

Carl Frischling(5)               7,928                 56,683                   68,000

Robert H. Graham                 -  0-                  -  0-                    -  0-

John F. Kroeger                  7,925                 83,654                   66,000

Lewis F. Pennock                 7,925                 33,702                   67,000

Ian W. Robinson                  7,926                 64,973                   68,000

Louis S. Sklar                   7,822                 47,593                   66,500
======================================================================================

---------------------------

(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended August 31, 1997, including interest earned thereon, was $35,772.

(2) During the fiscal year ended August 31, 1997, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $62,215. Data reflect compensation earned for the calendar year ended December 31, 1996.

(3) Each Director serves as a director or trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a director or trustee of a total of 11 registered investment companies advised by AIM (comprised of 47 portfolios). Data reflect compensation earned for the calendar year ended December 31, 1997.

(4) Mr. Fields was not serving as a Director during the calendar year ended December 31, 1996.

(5)   See also page 10 regarding fees earned by Mr. Frischling's law firm.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the AIM Funds. Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of December 31, 1997 for Messrs. Crockett, Daly, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 10, 0, 20, 19, 15, 10 and 7 years, respectively.


                      ESTIMATED BENEFITS UPON RETIREMENT

      Number of              Annual Retainer Paid By All AIM Funds
      Years of
    Service With                           $80,000
    the AIM Funds
====================================================================
         10                                $60,000

          9                                $54,000

          8                                $48,000

          7                                $42,000

          6                                $36,000

          5                                $30,000
====================================================================



DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the deferring directors may elect to defer receipt of 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1997, directors' fees and expenses in the amount of $16,789 were allocated to the Portfolio.

     The Portfolio paid legal fees of $8,944 for the year ended August 31, 1997 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. Carl Frischling, a director of the Fund, is a member of that firm.

INVESTMENT ADVISOR

     AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the Portfolio's investment advisor pursuant to a Master Investment Advisory Agreement dated February 28, 1997 (the "Advisory Agreement").

     AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers 55 investment company portfolios. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."


     AIM and the Fund have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Fund's Board of Directors. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its services with respect to the Portfolio, AIM receives a fee at the annual rate of 0.15% of the average daily net assets of the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     During the fiscal years ended August 31, 1997, 1996 and 1995 AIM received advisory fees with respect to the Portfolio in the amounts of $1,024,843, $125,264 and $1,323,637, respectively. During the fiscal years ended August 31, 1997, 1996 and 1995 AIM voluntarily waived fees with respect to the Portfolio in the amounts of $3,344,852, $2,562,094 and $1,127,509, respectively.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Fund has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

     The Advisory Agreement will continue in effect until February 28, 1999 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement dated as of February 28, 1997 between AIM and the Fund (the "Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM performs, or arranges for the performance of accounting and other administrative services for the Portfolio which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Fund and of persons working under his supervision for maintaining the financial accounts and books and records of the Fund, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Fund's Board of Directors.

     Pursuant to the Administrative Services Agreement, AIM was reimbursed for the fiscal years ended August 31, 1997, 1996 and 1995, in the amounts of $68,372, $52,710, and $97,044, respectively.

     A I M Institutional Fund Services, Inc. ("AIFS") receives fees with respect to the Portfolio for its provision of transfer agent and shareholder services pursuant to a Transfer Agency and Service Agreement with the Fund. For the period from August 31, 1994 through June 30, 1995, AIFS or its affiliates received shareholder services fees from AIM with respect to the Portfolio in the
amount of $38,870.   For the fiscal years ended August 31, 1997 and 1996, AIFS
received transfer agency and shareholder services fees with respect to the Portfolio in the amounts of $260,721 and $133,085, respectively.

EXPENSES

     Expenses of the Fund include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of directors and director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; charges and expenses of legal counsel, including counsel to Dis-Interested Directors, and of independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). Except as disclosed under the caption "Distribution Plan," FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Fund's shares.

     Expenses of the Fund which are not directly attributable to the operations of either of the Portfolios are prorated among all classes of the Fund.
Expenses of the Fund except those listed in the next sentence are prorated among all classes of such Portfolios. Distribution and service fees, transfer agency fees and shareholder record keeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

     The Bank of New York ("BONY"), 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Fund for its services in such capacity as is agreed to from time to time by BONY and the Fund.

     A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as a transfer agent and dividend disbursing agent for the shares of the Class and receives an annual fee from the Fund for its services in such capacity in the amount of .009% of average daily net assets of the Fund, payable monthly. Such compensation may be changed from time to time as is agreed to by AIFS and the Fund. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Fund.

REPORTS

     The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

FEE WAIVERS

     AIM or its affiliates may, from time to time, agree to waive voluntarily all or any portion of its fees or reimburse the Portfolio for certain of its expenses. Such waivers or reimbursements may be discontinued at any time.


PRINCIPAL HOLDERS OF SECURITIES

     PRIME PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of December 1, 1997, and the percentage of the Prime Portfolio's outstanding shares owned by such shareholders as of such date are as follows:

                                          PERCENT
            NAME AND ADDRESS              OWNED OF
            OF RECORD OWNER             RECORD ONLY*
            ---------------             -----------

CASH MANAGEMENT CLASS
---------------------

The Bank of New York                     40.75%**
One Wall Street 2nd Floor
New York, NY  10286

Oppenheimer & Co.                        14.79%
Oppenheimer Tower
World Financial Center
New York, NY  10281

Fund Services Associates                  9.27%
11835 West Olympic Blvd
Suite 205
Los Angeles, CA 90064


-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS              OWNED OF
            OF RECORD OWNER             RECORD ONLY*
            ---------------             -----------

INSTITUTIONAL CLASS
-------------------

Comerica Bank                            15.53%
P.O. Box 75000
Detroit, MI  48275-3455

U.S. Bank of Oregon                      14.66%
555 Southwest Oak
Portland, OR  97208-3168

Frost National Bank                       7.45%
P.O. Box 1600
San Antonio, TX  78296

Trust Company Bank                        5.51%
Center 3131
P.O. Box 105504
Atlanta, GA  30348


PERSONAL INVESTMENT CLASS
-------------------------

The Bank of New York                     70.46%**
4 Fisher Lane
White Plains, NY  10603

Cullen / Frost Discount Brokers          26.15%**
P.O. Box 2358
San Antonio, TX  78299


PRIVATE INVESTMENT CLASS
------------------------

Huntington Capital Corp.                 38.17%**
41 High Street 9th Floor
Columbus, OH  43287



-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS              OWNED OF
            OF RECORD OWNER             RECORD ONLY*
            ---------------             -----------

Frost National Bank                      13.83%
P.O. Box 2950
San Antonio, TX 78299-2950

Liberty Registration Company of
Oklahoma City                            12.30%
P.O. Box 25848
Oklahoma City, OK  73125-0000

First Trust                              12.09%
Funds Control Suite 0404
180 East Fifth Street
St. Paul, MN  55101

LAU & CO. c/o Frost                       7.16%
P.O. Box 2479
San Antonio, TX  78298-2479


RESOURCE CLASS
--------------

Corestates Capital Markets               58.10%**
1345 Chestnut Street
Philadelphia, PA  19101

Mellon Bank                              19.92%
P.O. Box 710
Pittsburgh, PA  15230-0710


LIQUID ASSETS PORTFOLIO

     To the best of the knowledge of the Fund, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Liquid Assets Portfolio as of December 1, 1997, and the percentage of the Liquid Assets Portfolio's outstanding shares owned by such shareholders as of such date are as follows:



-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS              OWNED OF
            OF RECORD OWNER             RECORD ONLY*
            ---------------             -----------

CASH MANAGEMENT CLASS
---------------------

Oppenheimer & Co.                        42.04%**
Oppenheimer Tower
World Financial Center
New York, NY  10281

Mellon Bank                              25.65%**
P.O. Box 710
Pittsburgh, PA 15230

The Bank of New York                     22.04%
One Wall Street, 2nd Floor
New York, NY 10286

INSTITUTIONAL CLASS
-------------------

State Street Bank and Trust              15.90%
108 Myrtle Street
North Quincy, MA  02171

Trust Company Bank                       13.76%
Center 3131
P.O. Box 105504
Atlanta, GA  30348

Comerica Bank                             6.99%
P.O. Box 75000
Detroit, MI  48275

Paine Webber Incorporated                 6.17 %
1000 Harbor Blvd. 6th Floor
Weehawken, NJ  07087

Wachovia Bank and Trust Co.               5.08%
P.O. Box 3075
Winston-Salem, NC  27150

U.S. Bank of Oregon                       5.07%
321 Southwest Sixth
Portland, OR  97208



-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                          PERCENT
            NAME AND ADDRESS              OWNED OF
            OF RECORD OWNER             RECORD ONLY*
            ---------------             -----------

PRIVATE INVESTMENT CLASS
------------------------

Mellon Bank                              81.93%**
P.O. Box 710
Pittsburgh, PA  15230-0710


MSTC CASH RESERVES CLASS
------------------------

Morgan Stanley Trust Company            100.00%**
1 Pierrepont Plaza
Brooklyn, NY  11201


     To the best of the knowledge of the Fund, as of December 1, 1997, the directors and officers of the Fund as a group beneficially owned less than 1% of each class of any Portfolio's outstanding shares.


                           PURCHASES AND REDEMPTIONS


     A complete description of the manner by which shares of the Class may be purchased, redeemed or exchanged appears in the Prospectus under the heading "Purchase of Shares."

     The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

     A "business day" of the Portfolio is any day on which commercial banks in the New York Federal Reserve district are open for business. The Portfolio, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Portfolio for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.



-----------------------

* The Fund has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

NET ASSET VALUE DETERMINATION

     Shares of the Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Directors to be "Eligible Securities" and to present minimal credit risk to the Portfolio.

     The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares. In the event the Board of Directors determines that such a deviation exists, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


THE DISTRIBUTION AGREEMENT

     The Fund has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite
100, Houston, Texas 77046-1173.   See "General Information about the Fund --
Directors and Officers" and "General Information about the Fund -- Investment Advisor" for information as to the affiliation of certain directors and officers of the Fund with FMC, AIM and AIM Management.

     The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Class.

     The Distribution Agreement will continue in effect until February 28, 1999 and from year to year thereafter, provided that it is specifically approved at least annually by the Fund's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

DISTRIBUTION PLAN

     The Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Since the Class is intended for exclusive use by Morgan Stanley Trust Company, it is anticipated that the Fund will enter into only one Service Agreement. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of the shares of the Class. These services may include among other things: (i) answering customer inquiries regarding shares of the Class and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash accounting balances in shares of the Class; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Fund may request on behalf of the Class, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

     For the fiscal year ended August 31, 1997, FMC received compensation pursuant to the Plan in the amount of $55,956 or an amount equal to 0.20% of the average daily net assets of the Class. $0 of such amount (or an amount equal to 0% of the average daily net assets of the Class) was paid to Morgan Stanley Trust Company and $55,956 were retained by FMC.

     FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Fund and Robert H. Graham, a Director and President of the Fund, own shares of AMVESCAP PLC.

BANKING REGULATIONS

     The Glass-Steagall Act and other applicable laws or regulations among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

PERFORMANCE INFORMATION

     As stated under the caption "Yield Information" in the Prospectus, yield information for the shares of the Class may be obtained by calling your Morgan Stanley Trust Company Coverage Officer at (800) 688-3705 or the Fund at (800) 246-3426. The current yield quoted will be the net average annualized yield for an identified period, such as seven days or a month. Current yield will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Portfolio may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

     The Portfolio may compare the performance of the Class or the performance of securities in which it may invest to:

     .   IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

     .   other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report--Registered Trademark-- of Holliston, Massachusetts or by Lipper Analytical Services, Inc., a widely recognized independent service located in Summit, New Jersey, which monitors the performance of mutual funds;

     .   yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

     .  other fixed-income investments such as Certificates of Deposit ("CDs").

     The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the Class' yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

     The Portfolio may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

REDEMPTIONS IN KIND

     The Fund will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).


                      INVESTMENT PROGRAM AND RESTRICTIONS

     The Portfolio may lend its portfolio securities in amounts up to 33 1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

ELIGIBLE SECURITIES

     The Fund will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Fund's Board of Directors has determined to present minimal credit risk.

COMMERCIAL PAPER RATINGS

     The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Service ("S&P") and Fitch Investors Service, Inc. ("Fitch").

     MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

     S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     FITCH -- Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-2

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1."

                             PLUS(+) AND MINUS (-)

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

                                      LOC

     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

BOND RATINGS

     The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

     MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     S&P -- The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

     Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                      AA

     Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

     Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

     The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

     FITCH -- Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

REPURCHASE AGREEMENTS

     Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than five percent of its total assets in securities issued by the issuer of the security, provided that such a fund may invest up to 25% percent of its total assets in the First Tier securities of a single issuer for a period
of up to three business days after the purchase thereof.   Under Rule 2a-7, for
purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is "fully collateralized", as such term is defined under Rule 2a-7. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities, that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite nationally recognized statistical rating organizations ("NRSRO").

INVESTMENT RESTRICTIONS

     To be fully collateralized, the collateral must among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by Requisite NRSROs.

     As a matter of fundamental policy which may not be changed without the approval of a majority of the outstanding shares of the Portfolio (as that term is defined under "General Information about the Fund -- The Fund and its Shares"), the Portfolio may not:

          (1) concentrate 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and bank instruments, such as CDs, bankers' acceptances, time deposits and bank repurchase agreements;

          (2) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

          (3) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities, provided that the Portfolio will not purchase portfolio securities while borrowings from banks in excess of 5% of its total assets are outstanding;

          (4) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and except for reverse repurchase agreements and then only in an amount up to 33-1/3% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement;

          (5) make loans of money or securities other than (a) through the purchase of debt securities in accordance with the Portfolio's investment program, (b) by entering into repurchase agreements and (c) by lending portfolio securities to the extent permitted by law or regulation;

          (6) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting;

          (7) invest in real estate, except that the Portfolio may purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein;

          (8) purchase or sell commodities or commodity futures contracts, purchase securities on margin, make short sales or invest in puts or calls; or

          (9) invest in any obligation not payable as to principal and interest in United States currency.

     The following investment policy is not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval. The Portfolio does not intend to invest in companies for the purpose of exercising control or management, except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.


                            PORTFOLIO TRANSACTIONS

     AIM is responsible for decisions to buy and sell securities for the Portfolio, for selection of broker-dealers and for negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.


     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program.


     Research services received from broker-dealers supplement AIM's own research (and the research of sub-advisors to other clients of AIM), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies, performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies and the providing of access to consultants who supply research information. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Portfolio by improving the quality of AIM's investment advice. The advisory fees paid by the Portfolio are not reduced because AIM receives such services.

     From time to time, the Fund may sell a security to, or purchase a security from, an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital"), when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with certain 5% holders, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

     AIM and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolio's. It is possible that at times identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among such accounts, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Portfolio will be made in the same way that such purchases are allocated among or combined with those of other AIM accounts. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Under the 1940 Act, certain persons affiliated with the Fund are prohibited from dealing with the Portfolio as a principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Fund from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Fund are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Fund may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Fund's Board of Directors and such purchase is reviewed at least quarterly by the Fund's Board of Directors and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Fund was fair and reasonable in relation to the fees charged by other persons performing
similar services.   During the fiscal year ended August 31, 1997, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.


                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.

     If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the ordinary income dividends and capital gain dividends and, in certain cases, the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the class within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, a capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December
17, 1997.   Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.

                             FINANCIAL STATEMENTS











                                      FS

SCHEDULE OF INVESTMENTS
August 31, 1997

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 21.72%(a)
CAPITAL GOODS - 1.33%

MACHINERY - 1.33%

Caterpillar Financial Services Corp.
 5.51%                                12/08/97  $20,000  $   19,700,011
-----------------------------------------------------------------------
 5.54%                                01/12/98    2,530       2,478,218
-----------------------------------------------------------------------
 5.54%                                01/15/98   12,800      12,532,110
-----------------------------------------------------------------------
 5.53%                                04/03/98   19,300      18,665,555
-----------------------------------------------------------------------
    Total Capital Goods                                      53,375,894
-----------------------------------------------------------------------

CONSUMER DURABLES - 5.39%

AUTOMOBILE - 3.91%

Daimler-Benz North America Corp.
 5.52%                                11/07/97   25,000      24,743,167
-----------------------------------------------------------------------
 5.52%                                11/18/97   30,000      29,641,200
-----------------------------------------------------------------------
 5.51%                                01/16/98   25,000      24,475,784
-----------------------------------------------------------------------
 5.54%                                02/04/98   15,000      14,639,900
-----------------------------------------------------------------------
 5.50%                                02/11/98   20,000      19,502,397
-----------------------------------------------------------------------
Ford Motor Credit Co.
 5.53%                                12/09/97   20,000      19,695,850
-----------------------------------------------------------------------
Hertz Corp.
 5.53%                                12/16/97   25,000      24,592,931
-----------------------------------------------------------------------
                                                            157,291,229
-----------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 0.61%

First Data Corp.
 5.51%                                01/21/98   25,000      24,456,653
-----------------------------------------------------------------------

PAPERS & FOREST PRODUCTS - 0.87%

Weyerhaeuser Real Estate Co.
 5.60%                                09/30/97   35,000      35,000,000
-----------------------------------------------------------------------
    Total Consumer Durables                                 216,747,882
-----------------------------------------------------------------------

ENERGY - 2.11%

OIL & GAS (INTEGRATED) - 2.11%

Shell 96
 5.70%                                09/24/97   30,000      30,000,000
-----------------------------------------------------------------------
 5.63%                                10/22/97   30,000      30,000,000
-----------------------------------------------------------------------
 5.62%                                12/03/97   25,000      25,000,000
-----------------------------------------------------------------------
    Total Energy                                             85,000,000
-----------------------------------------------------------------------

                                     MATURITY PAR (000)     VALUE
FINANCIAL - 9.93%

ASSET-BACKED SECURITIES - 1.48%

Delaware Funding Corp.
 5.52%                               10/20/97  $25,000  $   24,812,166
----------------------------------------------------------------------
 5.55%                               11/05/97   10,107      10,005,719
----------------------------------------------------------------------

Preferred Receivables Funding Corp.
 5.53%                               12/15/97   25,000      24,596,771
----------------------------------------------------------------------
                                                            59,414,656
----------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 0.62%

Merrill Lynch & Co., Inc.
 5.29%                               11/10/97   25,000      24,742,847
----------------------------------------------------------------------

LEASING COMPANIES - 0.25%

International Lease Finance Corp.
 5.52%                               11/10/97   10,000       9,892,666
----------------------------------------------------------------------

PERSONAL CREDIT - 3.48%

Associates Corp. of North America
 5.62%                               09/02/97  140,000     139,978,144
----------------------------------------------------------------------

MULTIPLE INDUSTRY - 4.10%

General Electric Capital Corp.
 5.63%                               09/02/97  140,000     139,978,125
----------------------------------------------------------------------
 5.42%                               09/09/97   25,000      24,969,889
----------------------------------------------------------------------
                                                           164,948,014
----------------------------------------------------------------------
    Total Financial                                        398,976,327
----------------------------------------------------------------------

UTILITIES - 1.13%

TELEPHONE - 1.13%

MCI Communications Corp.
 5.50%                               12/04/97   10,000       9,856,389
----------------------------------------------------------------------
 5.50%                               12/16/97   10,000       9,838,056
----------------------------------------------------------------------
 5.52%                               12/18/97   16,000      15,735,040
----------------------------------------------------------------------
 5.50%                               12/22/97   10,000       9,828,889
----------------------------------------------------------------------
    Total Utilities                                         45,258,374
----------------------------------------------------------------------

OTHER - 1.83%

METAL MINING- 0.61%

RTZ America, Inc.
 5.53%                               01/13/98   25,000      24,485,403
----------------------------------------------------------------------

MISCELLANEOUS - 1.22%

Cargill Incorporated
 5.51%                               12/19/97   25,000      24,582,924
----------------------------------------------------------------------

                                             MATURITY PAR (000)     VALUE
OTHER - (continued)

MISCELLANEOUS - (CONTINUED)

Cargill Financial Services Corp.
 5.52%                                       01/21/98  $25,000  $   24,455,667
------------------------------------------------------------------------------
                                                                    49,038,591
------------------------------------------------------------------------------
    Total Other                                                     73,523,994
------------------------------------------------------------------------------
    Total Commercial Paper                                         872,882,471
------------------------------------------------------------------------------

BANK NOTES - 1.04%

First U.S.A. Bank
 6.03%                                       09/30/97   42,000      42,013,702
------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT - 0.49%

Huntington National Bank
 6.23%                                       04/24/98   20,000      20,040,517
------------------------------------------------------------------------------

COMMERCIAL PAPER TRUST CERTIFICATES - 4.23%

Citibank, N.A.
 5.82%(b)                                    12/26/97  170,000     170,000,000
------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.27%

Goldman Sachs Group (The), L.P.
 5.625%(c)                                   10/20/97  178,000     178,000,000
------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
 5.9875%(d)                                  08/17/98  155,000     155,000,000
------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
 5.7875%(e)                                  10/06/97  185,000     185,000,000
------------------------------------------------------------------------------
Morgan Stanley Group Inc.
 5.7875%(f)                                  11/24/97  177,000     177,000,000
------------------------------------------------------------------------------
    Total Master Note Agreements                                   695,000,000
------------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.62%

Associates Corp. of North America
 5.69%(g)                                    03/02/98   25,000      24,990,374
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,824,927,064
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 54.87%(h)

Bear, Stearns & Co. Inc.
 5.63%(i)                                          --  140,000     140,000,000
------------------------------------------------------------------------------
CIBC Wood Gundy Securities Corp.
 5.62%(j)                                    09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
Deutsche Bank Securities Corp.
 5.64%(k)                                          --  140,000     140,000,000
------------------------------------------------------------------------------
Dresdner Securities (USA) Inc.
 5.62%(l)                                    09/02/97  140,000     140,000,000
------------------------------------------------------------------------------

                                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - (continued)

Goldman, Sachs & Co.
 5.60%(m)                                 09/02/97 $105,916  $  105,916,016
------------------------------------------------------------------------------
 5.61%(n)                                 09/02/97  195,606     195,605,918
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
 5.62%(o)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc.
 5.64%(p)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
Merrill Lynch Government Securities Inc.
 5.69%(q)                                       --  400,000     400,000,000
------------------------------------------------------------------------------
Nesbitt Burns Securities Inc.
 5.62%(r)                                       --  125,000     125,000,000
------------------------------------------------------------------------------
Sanwa Securities (USA) Co., L.P.
 5.62%(s)                                 09/02/97  147,732     147,732,342
------------------------------------------------------------------------------
SBC Capital Markets, Inc.
 5.62%(t)                                 09/02/97  140,000     140,000,000
------------------------------------------------------------------------------
UBS Securities LLC.
 5.62%(u)                                 09/02/97  252,650     252,649,596
------------------------------------------------------------------------------
    Total Repurchase Agreements                               2,206,903,872
------------------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.24%                               4,031,830,936(v)
------------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.24)%                      (9,620,578)
------------------------------------------------------------------------------
    NET ASSETS - 100.00%                                     $4,022,210,358
==============================================================================

Notes to Schedule of Investments:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 08/31/97.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97 .
(f) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/97.

(h) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $268,177,242 U.S. Government obligations, 0% to 11.50% due 02/01/01 to 09/01/27 with an aggregate market value at 08/31/97 of $208,921,813.
(j) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $200,585,000 U.S. Government obligations, 5.53% to 7.93% due 02/02/98 to 07/30/07 with an aggregate market value at 08/31/97 of $204,002,656.
(k) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $243,062,487 U.S. Government obligations, 0% to 9.00% due 11/24/97 to 08/20/27 with an aggregate market value at 08/31/97 of $204,000,923.
(l) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $356,015,498 U.S. Government obligations, 0% to 7.778% due 07/01/01 to 02/01/37 with an aggregate market value at 08/31/97 of $204,000,810.
(m) Joint repurchase agreement entered into 08/29/97 with a maturing value of $250,155,556. Collateralized by $246,226,835 U.S. Government obligations, 6.752% to 8.111 % due 07/01/22 to 08/01/36 with an aggregate market value at 08/31/97 of $255,000,001.
(n) Joint repurchase agreement entered into 08/29/97 with a maturing value of $400,249,333. Collateralized by $403,862,867 U.S. Government obligations, 5.901% to 8.117% due 12/01/17 to 01/01/35 with an aggregate market value at 08/31/97 of $408,000,001.
(o) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $299,652,416 U.S. Government obligations, 5.50% to 10.00% due 09/01/00 to 06/01/27 with an aggregate market value at 08/31/97 of $306,000,589.
(p) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,188,000. Collateralized by $340,004,979 U.S. Government obligations, 0% to 9.00% due 04/15/98 to 11/01/35 with an aggregate market value at 08/31/97 of $306,000,024.
(q) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $467,972,543 U.S. Government obligations 5.50% to 12.00% due 10/01/01 to 09/01/27 with an aggregate market value at 08/31/97 of $408,001,549.
(r) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $130,662,000 U.S. Government obligations, 0% to 7.21% due 10/17/97 to 07/15/20 with an aggregate market value at 08/31/97 of $127,500,871.
(s) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889 . Collateralized by $203,307,000 U.S. Government obligations, 0% to 7.875% due 09/02/97 to 08/27/12 with an aggregate market value at 08/31/97 of $204,000,079.
(t) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $304,538,273 U.S. Government obligations, 6.029% to 9.00% due 06/01/09 to 09/01/36 with an aggregate market value at 08/31/97 of $307,989,473.
(u) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $351,233,831 U.S. Government obligations, 0% to 9.00% due 01/15/03 to 08/15/27 with an aggregate market value at 08/31/97 of $306,004,400.
(v) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,824,927,064
------------------------------------------------------------------------
Repurchase agreements                                      2,206,903,872
------------------------------------------------------------------------
Interest receivable                                            8,221,689
------------------------------------------------------------------------
Investment for deferred compensation plan                         33,770
------------------------------------------------------------------------
Other assets                                                      44,228
------------------------------------------------------------------------
  Total assets                                             4,040,130,623
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    17,643,247
------------------------------------------------------------------------
 Deferred compensation                                            33,770
------------------------------------------------------------------------
Accrued advisory fees                                            141,022
------------------------------------------------------------------------
Accrued distribution fees                                         35,839
------------------------------------------------------------------------
Accrued administrative services fees                               6,491
------------------------------------------------------------------------
Accrued transfer agent fees                                       27,000
------------------------------------------------------------------------
Accrued operating expenses                                        32,896
------------------------------------------------------------------------
  Total liabilities                                           17,920,265
------------------------------------------------------------------------
NET ASSETS                                                $4,022,210,358
========================================================================

NET ASSETS:

Institutional Class                                       $3,787,357,429
========================================================================
Cash Management Class                                     $   83,487,131
========================================================================
Private Investment Class                                  $   70,855,883
========================================================================
MSTC Cash Reserves Class                                  $   80,509,915
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        3,788,657,933
========================================================================
Cash Management Class                                         83,515,172
========================================================================
Private Investment Class                                      70,880,159
========================================================================
MSTC Cash Reserves Class                                      80,537,499
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $160,945,206
-------------------------------------------------------------------

EXPENSES:

Advisory
 fees                                                    4,369,695
-------------------------------------------------------------------
Custodian fees                                             174,747
-------------------------------------------------------------------
Administrative services fees                                68,372
-------------------------------------------------------------------
Distribution fees (Note 2)                                 427,798
-------------------------------------------------------------------
Directors' fees and expenses                                16,789
-------------------------------------------------------------------
Transfer agent fees                                        260,721
-------------------------------------------------------------------
Other                                                      355,240
-------------------------------------------------------------------
  Total expenses                                         5,673,362
-------------------------------------------------------------------
Less: Fee waivers and expense reimbursements            (3,476,063)
-------------------------------------------------------------------
  Net expenses                                           2,197,299
-------------------------------------------------------------------
Net investment income                                  158,747,907
-------------------------------------------------------------------
Net realized gain on sales of investments                  352,792
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $159,100,699
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                  1997            1996
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  158,747,907  $   98,908,897
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       352,792      (1,596,067)
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   159,100,699      97,312,830
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (149,604,986)    (97,295,860)
----------------------------------------------------------------------------
  Cash Management Class                          (4,717,164)       (689,376)
----------------------------------------------------------------------------
  Private Investment Class                       (2,931,782)       (923,661)
----------------------------------------------------------------------------
  MSTC Cash Reserves Class                       (1,493,975)             --
----------------------------------------------------------------------------
  Capital stock transactions -- net           1,934,913,244     801,077,731
----------------------------------------------------------------------------
  Net increase in net assets                  1,935,266,036     799,481,664
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         2,086,944,322   1,287,462,658
----------------------------------------------------------------------------
  End of period                              $4,022,210,358  $2,086,944,322
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,023,590,763  $2,088,677,519
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                (1,380,405)     (1,733,197)
----------------------------------------------------------------------------
                                             $4,022,210,358  $2,086,944,322
============================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class and the MSTC Cash Reserves Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $1,380,405 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the year ended August 31, 1997, AIM voluntarily waived fees of $3,344,852 on the Portfolio.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Portfolio reimbursed AIM $68,372 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1997, the Portfolio paid AIFS $260,721 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Cash Management Class and the MSTC Cash

Reserves Class of the Portfolio. The Plan provides that the Private Investment Class, Cash Management Class and the MSTC Cash Reserves Class pay FMC up to a maximum annual rate of 0.50%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25%, 0.10% and 0.20% of the average daily net assets, respectively, of each of the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Cash Management Class or the MSTC Cash Reserves Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1997, the Private Investment Class, the Cash Management Class and the MSTC Cash Reserves Class paid $170,528, $70,103 and $55,956, respectively, as compensation under the Plan. FMC waived fees of $131,211 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, and AIFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $8,944 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1997 and 1996 were as follows:

                              SHARES           AMOUNT            SHARES           AMOUNT
                          ---------------  ---------------  ---------------- -----------------
Sold:
  Institutional Class      78,261,661,500  $78,261,661,500    51,676,611,824 $  51,676,611,824
----------------------------------------------------------------------------------------------
  Cash Management Class*    1,034,402,514    1,034,402,514       320,121,330       320,121,330
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                    342,644,258      342,644,258       136,803,186       136,803,186
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                   408,898,275      408,898,275                --                --
----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          20,480,836       20,480,836         4,477,681         4,477,681
----------------------------------------------------------------------------------------------
  Cash Management Class*        2,312,729        2,312,729           283,906           283,906
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                      2,744,701        2,744,701           727,956           727,956
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                     1,184,333        1,184,333                --                --
----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class     (76,483,889,456) (76,483,889,456) (50,978,284,230)  (50,978,284,230)
----------------------------------------------------------------------------------------------
  Cash Management Class*   (1,006,454,600)  (1,006,454,600)    (267,150,707)     (267,150,707)
----------------------------------------------------------------------------------------------
  Private Investment
   Class**                   (319,526,727)    (319,526,727)     (92,513,215)      (92,513,215)
----------------------------------------------------------------------------------------------
  MSTC Cash Reserves
   Class***                  (329,545,119)    (329,545,119)               --                --
----------------------------------------------------------------------------------------------
Net increase                1,934,913,244  $ 1,934,913,244       801,077,731 $     801,077,731
==============================================================================================

  *The Cash Management Class commenced operations on January 17, 1996. **The Private Investment Class commenced operations on February 16, 1996.
***The MSTC Cash Reserves Class commenced operations on September 23, 1996.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the MSTC Cash Reserves Class during the period September 23, 1996 (date operations commenced) through August 31, 1997.

                                                          1997
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.05
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.05)
-------------------------------------------------------  -------
Net asset value, end of period                           $  1.00
=======================================================  =======
Total return(a)                                             5.37%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $80,510
=======================================================  =======
Ratio of expenses to average net assets(b)                  0.27%(c)
=======================================================  =======
Ratio of net investment income to average net assets(b)     5.34%(c)
=======================================================  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.39% and 5.22%, respectively.
(c) Ratios are annualized and based on average net assets of $29,772,439.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the period September 23, 1996 (date operations commenced) through August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the period September 23, 1996 (date operations commenced) through August 31, 1997, in conformity with generally accepted accounting principles.

                                 /s/ KPMG PEAT MARWICK LLP

                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

                                    PART C

                               OTHER INFORMATION


Item 24.  (a)  Financial Statements:

               (1) Prime Portfolio - Cash Management Class

                   In Part A:  Financial Highlights

                   In Part B:  (1)  Independent Auditors' Report
                               (2)  Schedule of Investments as of August 31,
                                    1997
                               (3) Statement of Assets and Liabilities as of August 31, 1997
                               (4) Statement of Operations for the year ended August 31, 1997
                               (5)  Statement of Changes in Net Assets for
                                    the years ended August 31, 1997
                                    and 1996
                               (6)  Notes to Financial Statements

                   In Part C:  None

               (2) Prime Portfolio - Institutional Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities
                                        as of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the years ended August 31, 1997
                                        and 1996
                                    (6) Notes to Financial Statements

                   In Part C:       None

               (3) Prime Portfolio - Personal Investment Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities as
                                        of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the years ended August 31, 1997 and 1996
                                    (6) Notes to Financial Statements

                   In Part C:       None

               (4) Prime Portfolio - Private Investment Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities
                                        as of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the years ended August 31, 1997 and 1996
                                    (6) Notes to Financial Statements

                   In Part C:       None


               (5) Prime Portfolio - Resource Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities as
                                        of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the year ended August 31, 1997 and the
                                        period January 16, 1996 (date
                                        operations commenced) through
                                        August 31, 1996
                                    (6) Notes to Financial Statements

                   In Part C:       None

               (6) Liquid Assets Portfolio - Cash Management Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities as
                                        of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the year ended August 31, 1997 and the
                                        period January 17, 1996 (date
                                        operations commenced) through
                                        August 31, 1996
                                    (6) Notes to Financial Statements

                   In Part C:       None

               (7) Liquid Assets Portfolio - Institutional Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities as
                                        of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the years ended August 31, 1997 and 1996
                                    (6) Notes to Financial Statements

                   In Part C:       None

               (8) Liquid Assets Portfolio - MSTC Cash Reserves Class

                   In Part A:       None

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of
                                        August 31, 1997

                                    (3) Statement of Assets and Liabilities as
                                        of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the period September 23, 1996 (date
                                        operations commenced) through August 31,
                                        1997
                                    (6) Notes to Financial Statements

                   In Part C:       None

               (9) Liquid Assets Portfolio - Private Investment Class

                   In Part A:       Financial Highlights

                   In Part B:       (1) Independent Auditors' Report
                                    (2) Schedule of Investments as of August 31,
                                        1997
                                    (3) Statement of Assets and Liabilities as
                                        of August 31, 1997
                                    (4) Statement of Operations for the year
                                        ended August 31, 1997
                                    (5) Statement of Changes in Net Assets for
                                        the year ended August 31, 1997 and the
                                        period February 16, 1996 (date
                                        operations commenced) through August 31,
                                        1996
                                    (6) Notes to Financial Statements

                   In Part C:       None


Exhibit
Number    Description
------    ----------------------------------------------------------------------

(1)    -  (a) Articles of Incorporation of Registrant, as filed with the State of Maryland on May 3, 1993, were filed as an Exhibit to Registrant's initial Registration Statement on July 19, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          (b) Certificate of Correction of Registrant, as filed with the State of Maryland on June 10, 1993, was filed as an Exhibit to Registrant's initial Registration Statement on July 19, 1993, and was filed electronically as an Exhibit to Post- Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          (c) Articles of Amendment of Registrant, as filed with the State of Maryland on October 15, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and were filed electronically as an Exhibit Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          (d) Articles Supplementary of Registrant, as filed with the State of Maryland on October 10, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          (e) Articles Supplementary of Registrant, as filed with the State of Maryland on November 6, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          (f) Articles of Amendment of Registrant, as filed with the State of Maryland on November 6, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and are hereby incorporated by reference.

          (g) Certificate of Correction of Registrant, as filed with the State of Maryland on November 8, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          (h) Certificate of Correction of Registrant as filed with the State of Maryland on August 5, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (i) Certificate of Correction of Registrant, as filed with the State of Maryland on August 5, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (j) Articles Supplementary of Registrant as filed with the State of Maryland on August 7, 1996, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (k) Articles Supplementary of Registrant as filed with the State of Maryland on June 12, 1997, is filed herewith electronically.

(2)    -  (a) By-Laws of Registrant were filed as an exhibit to Registrant's initial Registration Statement on July 19, 1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (c) Amended and Restated By-Laws of Registrant, dated December 11, 1996, are filed herewith electronically.

(3)    -  Voting Trust Agreements - None.

(4)    -  (a) Form of Specimen Certificate for Liquid Assets Portfolio was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1 on October 1, 1993, and is hereby incorporated by reference.

          (b) Form of Specimen Certificate for Prime Portfolio -Personal Investment Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

          (c) Form of Specimen Certificate for Prime Portfolio - Private Investment Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

          (d) Form of Specimen Certificate for Prime Portfolio -Institutional Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

          (e) Form of Specimen Certificate for Prime Portfolio - Cash Management Class was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993, and is hereby incorporated by reference.

          (f) Form of Specimen Certificate for Prime Portfolio -Resource Class was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          (g) Form of Specimen Certificate for Liquid Assets Portfolio -Private Investment Class was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, is hereby incorporated by reference.

          (h) Form of Specimen Certificate for Liquid Assets Portfolio -Cash Management Class was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          (i) Form of Specimen Certificate for Liquid Assets Portfolio - MSTC Cash Reserves Class was filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996 and is hereby incorporated by reference.

(5)    -  (a) Master Investment Advisory Agreement between Registrant and A I M
              Advisors, Inc. dated August 6, 1993 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993.

          (b) Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (c) Master Investment Advisory Agreement dated February 28, 1997, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

(6)    -  (a) Master Distribution Agreement between Registrant and Fund
              Management Company dated August 6, 1993 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993.

          (b) Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (c) Amendment No. 1, dated September 19, 1995, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (d) Amendment No. 2, dated as of December 4, 1995, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996.

          (e) Amendment No. 3, dated June 11, 1996, to Master Distribution Agreement between Registrant and Fund Management Company, dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

          (f) Master Distribution Agreement between Registrant and Fund Management Company dated February 28, 1997 is filed herewith electronically.

(7)    -  (a) Retirement Plan for Eligible Directors/Trustees was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and is hereby incorporated by reference.

          (b) Form of Deferred Compensation Agreement was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

          (c) Form of Deferred Compensation Agreement is filed herewith electronically.

(8)    -  (a) Second Amended and Restated Custodian Agreement between the
              Registrant and The Bank of New York, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (b) Amendment No. 1, dated May 17, 1993, to Second Amended and Restated Custodian Agreement between Registrant and The Bank of New York, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electrically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (c) Assignment and Acceptance of Assignment, dated October 15, 1993, to Second Amended and Restated Custodian Agreement, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (d) Amendment No. 2, dated October 19, 1993, to Second Amended and Restated Custodian Agreement, dated June 16, 1987, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

          (e) Letter Agreement, dated July 30, 1996, to Second Amended and Restated Custodian Agreement, dated June 16, 1987, and was filed electronically as an Exhibit to

              Post-Effective Amendment No. 7 on December 23, 1996, and is hereby incorporated by reference.

(9)    -  (a) Transfer Agency Agreement between the Registrant and State Street
              Bank and Trust Company, dated October 15, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994.

          (b) Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          (c) Amendment No.1, dated July 1, 1995, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995, and is hereby incorporated by reference.

          (d) Amendment No. 2, dated July 1, 1996, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, is filed herewith electronically.

          (e) Amendment No. 3, dated July 1, 1997, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994, is filed herewith electronically.

          (f) Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc. dated August 6, 1993 was filed as an exhibit to Registrant's Post-Effective Amendment No. 1 on October 15, 1993.

          (g) Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated October 18, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (h) Amendment No. 1, dated November 2, 1995, to Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (i) Amendment No. 2, dated as of December 4, 1995, to Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996.

          (j) Amendment No. 3, dated June 11, 1996, to Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc. dated October 18, 1993, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

          (k) Master Administrative Services Agreement between the Registrant and A I M Advisors, Inc., dated February 28, 1997, is filed herewith electronically.

          (l) Administrative Service Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., dated October 18, 1993, as amended on May 11, 1994, was filed as an exhibit to Registrant's Post-Effective Amendment No. 2 on August 22, 1994.

          (m) Amendment No. 2 to Administrative Services Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., dated October 18, 1993, as amended on May 11, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.

          (n) Amendment No. 3 to Administrative Services Agreement between A I M Advisors, Inc. and A I M Fund Services, Inc., dated October 18, 1993, as amended on May 11, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.

          (o) Form of Administrative Services Agreement between A I M Advisors, Inc. and A I M Institutional Fund Services, Inc., on behalf of the Portfolios and Classes of the Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994.

(10) - Opinion of Ballard Spahr Andrews & Ingersoll was filed as an exhibit to Registrant's Rule 24f-2 Notice for the fiscal year ending August 31, 1996.

(11)   -  (a) Consent of Ballard Spahr Andrews & Ingersoll is filed herewith electronically.

          (b) Consent of KPMG Peat Marwick LLP is filed herewith electronically.

(12)   -  Financial Statements - None.

(13)   -  Agreements Concerning Initial Capitalization - None.

(14)   -  Registrant's Retirement Plan Documents - None.

(15)   -  (a) Master Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act for Registrant's Prime Portfolio - Personal Investment Class, Private Investment Class and Cash Management Class, and related forms of agreements were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 21, 1994 and were filed electronically as an Exhibit to Post-Effective Amendment No. 4 on November 8, 1995.

          (b) Master Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, dated August 6, 1993, amended as of September 19, 1995 and December 4, 1995, and amended and restated as of December 4, 1995, for Registrant's Prime Portfolio- Personal Investment Class, Private Investment Class, Resource Class and Cash Management Class and Registrant's Liquid Assets Portfolio - Private Investment Class and Cash Management Class, and related forms of agreements were filed electronically as an Exhibit to Post-Effective Amendment No. 5 on July 9, 1996.

          (c) Amendment No. 1, dated June 11, 1996, to Master Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act Amended and Restated as of December 4, 1995, for Registrant's Liquid Assets Portfolio - MSTC Cash Reserves Class was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on December 23, 1996.

          (d) Amended and Restated Master Distribution Plan Pursuant to Rule 12b-1, amended and restated as of June 30, 1997, for Registrant and form of related agreement are filed herewith electronically.

(16) - Schedule of Performance Quotations was filed as an exhibit to Registrant's Registration Statement on July 19, 1993.

(18)   -  (a) Multiple Class (Rule 18f-3) Plan was filed as an Exhibit to Post-
              Effective Amendment No. 7 on December 23, 1996.

          (b) Amended and Restated Multiple Class (Rule 18f-3) Plan is filed herewith electronically.

          (c) Second Amended and Restated Multiple Class (Rule 18f-3) Plan is filed herewith electronically.

(27)   -  Financial Data Schedule is filed herewith electronically.

Item 25.    Persons Controlled by or under Common Control With Registrant

     Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

            None.

Item 26. Number of Holders of Securities

     State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                     Title of Class                                      As of December 1, 1997
                     --------------                                      ----------------------

     Prime Portfolio - Cash Management Class                                       86
     Prime Portfolio - Institutional Class                                        217
     Prime Portfolio - Personal Investment Class                                   18
     Prime Portfolio - Private Investment Class                                    25
     Prime Portfolio - Resource Class                                              55
     Liquid Assets Portfolio - Cash Management Class                               15
     Liquid Assets Portfolio - Institutional Class                                132
     Liquid Assets Portfolio - MSTC Cash Reserves Class                             3
     Liquid Assets Portfolio - Private Investment Class                            14


Item 27. Indemnification

     State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.

Item 28. Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the discussion under the captions "Management of the Fund" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "General Information about the Fund - Investment Advisor" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.

Item 29. Principal Underwriters

     (a) Fund Management Company, the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

         AIM Equity Funds, Inc. (Institutional Classes)
         AIM Investment Securities Fund (AIM Limited Maturity Treasury Fund - Institutional Class)
         Short-Term Investments Trust
         Tax-Free Investment Co.

     (b) The following table sets forth information with respect to each director and officer of Fund Management Company:

Name and Principal       Position and Offices                      Position and Offices
Business Address*        with Principal Underwriter                  with Registrant
------------------       --------------------------                --------------------
Charles T. Bauer         Chairman of the Board of Directors        Chairman and Director

J. Abbott Sprague        President and Director                    Vice President

Robert H. Graham         Senior Vice President and Director        Director and President

Mark D. Santero          Senior Vice President                     None

Carol F. Relihan         Vice President,                           Senior Vice President & Secretary
                         General Counsel and Director

John J. Arthur           Treasurer & Vice President                Senior Vice President
                                                                   & Treasurer

Jesse H. Cole            Vice President                            None

Stephen I. Winer         Vice President, Assistant General         Assistant Secretary
                         Counsel & Assistant Secretary

Melville B. Cox          Vice President &                          Vice President
                         Chief Compliance Officer

Kathleen J. Pflueger     Secretary                                 Assistant Secretary

David E. Hessel          Assistant Vice President,                 None
                         Assistant Treasurer & Controller

Jeffrey L. Horne         Assistant Vice President                  None

Robert W. Morris, Jr.    Assistant Vice President                  None

Ann M. Srubar            Assistant Vice President                  None

Dana R. Sutton           Assistant Vice President                  Vice President & Assistant
                         & Assistant Treasurer                     Treasurer

Nicholas D. White        Assistant Vice President                  None

Nancy A. Beck            Vice President                            None

Nancy L. Martin          Assistant General Counsel &               Assistant Secretary
                         Assistant Secretary

---------------
  *  11 Greenway Plaza, Suite 100, Houston, Texas  77046-1173

Name and Principal       Position and Offices                      Position and Offices
Business Address*        with Principal Underwriter                  with Registrant
------------------       --------------------------                --------------------

Ofelia M. Mayo           Assistant General Counsel &               Assistant Secretary
                         Assistant Secretary

Samuel D. Sirko          Assistant General Counsel &               Assistant Secretary
                         Assistant Secretary

     (c) Not Applicable

Item 30. Location of Accounts and Records

     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and Transfer Agent, A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Item 31. Management Services

     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

         None.

Item 32. Undertakings


     (a) None.

     (b) None.

     (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable Portfolio's latest annual report to shareholders, upon request and without charge.


-------------------

  *  11 Greenway Plaza, Suite 100, Houston, Texas  77046-1173

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 17th day of December, 1997.

                                     Registrant:  SHORT-TERM INVESTMENTS CO.

                                     By: /s/ ROBERT H. GRAHAM
                                         ---------------------------------
                                         Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                       TITLE                     DATE
      ----------                       -----                     ----

/s/ CHARLES T. BAUER             Chairman & Director            12/17/97
------------------------
(Charles T. Bauer)

/s/ ROBERT H. GRAHAM             Director & President           12/17/97
------------------------     (Principal Executive Officer)
(Robert H. Graham)

/s/ BRUCE L. CROCKETT                  Director                 12/17/97
------------------------
(Bruce L. Crockett)

/s/ OWEN DALY II                       Director                 12/17/97
------------------------
(Owen Daly II)

/s/ JACK FIELDS                        Director                 12/17/97
------------------------
(Jack Fields)

/s/ CARL FRISCHLING                    Director                 12/17/97
------------------------
(Carl Frischling)

/s/ JOHN F. KROEGER                    Director                 12/17/97
------------------------
(John F. Kroeger)

/s/ LEWIS F. PENNOCK                   Director                 12/17/97
------------------------
(Lewis F. Pennock)

/s/ IAN W. ROBINSON                    Director                 12/17/97
------------------------
(Ian W. Robinson)

/s/ LOUIS S. SKLAR                     Director                 12/17/97
------------------------
(Louis S. Sklar)
                                  Senior Vice President &
/s/ JOHN J. ARTHUR            Treasurer (Principal Financial    12/17/97
------------------------           and Accounting Officer)
(John J. Arthur)

                               INDEX TO EXHIBITS


Exhibit
Number
-------

1(k) Articles Supplementary of Registrant as filed with the State of Maryland on June 12, 1997

2(c)         Amended and Restated By-Laws of Registrant, dated December 11,
             1996

5(c) Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant

6(f) Master Distribution Agreement, dated February 28, 1997, between Registrant and Fund Management Company

7(c)         Form of Deferred Compensation Agreement

9(d) Amendment No. 2, dated July 1, 1996, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994.

9(e) Amendment No. 3, dated July 1, 1997, to Transfer Agency and Service Agreement between A I M Institutional Fund Services, Inc. and Registrant, dated September 16, 1994.

9(k) Master Administrative Services Agreement, between the Registrant and A I M Advisors, Inc. dated February 28, 1997

11(a)        Consent of Ballard Spahr Andrews & Ingersoll

11(b)        Consent of KPMG Peat Marwick LLP

15(d) Amended and Restated Master Distribution Plan Pursuant to Rule 12b-1, Amended and Restated as of June 30, 1997, for Registrant and Form of Related Agreement

18(b)        Amended and Restated Multiple Class (Rule 18f-3) Plan

18(c)        Second Amended and Restated Multiple Class Plan

27           Financial Data Schedule